UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1:	Reports to Shareholders.

TABLE OF CONTENTS

Vanguard S&P 500 Value Index Fund ETF Shares - VOOV

Vanguard S&P 500 Value Index Fund Institutional Shares - VSPVX

Vanguard S&P 500 Growth Index Fund ETF Shares - VOOG

Vanguard S&P 500 Growth Index Fund Institutional Shares - VSPGX

Vanguard S&P Mid-Cap 400 Index Fund ETF Shares - IVOO

Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares - VSPMX

Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares - IVOV

Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares - VMFVX

Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares - IVOG

Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares - VMFGX

Vanguard S&P Small-Cap 600 Index Fund ETF Shares - VIOO

Vanguard S&P Small-Cap 600 Index Fund Institutional Shares - VSMSX

Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares - VIOV

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares - VSMVX

Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares - VIOG

Vanguard S&P 500 Value Index Fund
ETF Shares (VOOV) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  Ten of the benchmark’s 11 industry sectors posted positive returns for the 12-month period. Financials, communication services, and industrials posted double-digit gains. Health care was the top detractor.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.01%	14.26%	11.40%
ETF Shares Market Price	5.97%	14.24%	11.39%
S&P 500 Value Index	6.08%	14.37%	11.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$5,848
Number of Portfolio Holdings	400
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$117
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	7.5%
Energy	6.1%
Financials	16.7%
Health Care	13.8%
Industrials	8.5%
Information Technology	24.3%
Materials	3.5%
Real Estate	3.0%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks. During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3340

Vanguard S&P 500 Value Index Fund
Institutional Shares (VSPVX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth generally outperformed value.
  Ten of the benchmark’s 11 industry sectors posted positive returns for the 12-month period. Financials, communication services, and industrials posted double-digit gains. Health care was the top detractor.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.03%	14.29%	11.45%
S&P 500 Value Index	6.08%	14.37%	11.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$5,848
Number of Portfolio Holdings	400
Portfolio Turnover Rate	32%
Total Investment Advisory Fees (in thousands)	$117
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	7.5%
Energy	6.1%
Financials	16.7%
Health Care	13.8%
Industrials	8.5%
Information Technology	24.3%
Materials	3.5%
Real Estate	3.0%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and index concentration risk as principal risks. During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1840

Vanguard S&P 500 Growth Index Fund
ETF Shares (VOOG) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth outperformed value significantly.
  For the Fund’s benchmark, eight of the 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and consumer discretionary were also top performers. Health care, energy, and materials stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.84%	14.46%	16.62%
ETF Shares Market Price	23.92%	14.45%	16.61%
S&P 500 Growth Index	23.95%	14.58%	16.76%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$19,382
Number of Portfolio Holdings	217
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$336
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	15.4%
Consumer Discretionary	12.1%
Consumer Staples	3.2%
Energy	0.4%
Financials	11.5%
Health Care	4.9%
Industrials	8.3%
Information Technology	41.4%
Materials	0.5%
Real Estate	1.1%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3341

Vanguard S&P 500 Growth Index Fund
Institutional Shares (VSPGX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Value and growth stocks both posted positive returns, but growth outperformed value significantly.
  For the Fund’s benchmark, eight of the 11 industry sectors posted positive results for the 12-month period. Information technology contributed by far the most to performance. Communication services and consumer discretionary were also top performers. Health care, energy, and materials stocks detracted.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 5, 2019, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/5/2019)
Institutional Shares	23.86%	14.49%	17.36%
S&P 500 Growth Index	23.95%	14.58%	17.46%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	14.41%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$19,382
Number of Portfolio Holdings	217
Portfolio Turnover Rate	20%
Total Investment Advisory Fees (in thousands)	$336
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	15.4%
Consumer Discretionary	12.1%
Consumer Staples	3.2%
Energy	0.4%
Financials	11.5%
Health Care	4.9%
Industrials	8.3%
Information Technology	41.4%
Materials	0.5%
Real Estate	1.1%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1841

Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (IVOO) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Eight of the benchmark’s 11 industry sectors contributed positively to results for the 12-month period. Industrials and financials contributed the most to performance. Health care was the biggest detractor.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.79%	12.66%	10.30%
ETF Shares Market Price	6.80%	12.66%	10.30%
S&P MidCap 400 Index	6.86%	12.76%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,546
Number of Portfolio Holdings	405
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$80
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	1.4%
Consumer Discretionary	13.1%
Consumer Staples	5.0%
Energy	3.5%
Financials	17.4%
Health Care	8.5%
Industrials	23.4%
Information Technology	12.1%
Materials	5.3%
Real Estate	6.8%
Utilities	3.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3342

Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares (VSPMX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Eight of the benchmark’s 11 industry sectors contributed positively to results for the 12-month period. Industrials and financials contributed the most to performance. Health care was the biggest detractor.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.82%	12.70%	10.35%
S&P MidCap 400 Index	6.86%	12.76%	10.41%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,546
Number of Portfolio Holdings	405
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$80
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	1.4%
Consumer Discretionary	13.1%
Consumer Staples	5.0%
Energy	3.5%
Financials	17.4%
Health Care	8.5%
Industrials	23.4%
Information Technology	12.1%
Materials	5.3%
Real Estate	6.8%
Utilities	3.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1842

Vanguard S&P Mid-Cap 400 Value Index Fund
ETF Shares (IVOV) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Ten of the benchmark’s 11 industry sectors contributed positively to results for the 12-month period. Financials, industrials, and information technology contributed the most to performance. Health care detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.31%	15.14%	10.15%
ETF Shares Market Price	8.36%	15.12%	10.15%
S&P MidCap 400 Value Index	8.43%	15.28%	10.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,176
Number of Portfolio Holdings	298
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$21
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	2.0%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	4.1%
Financials	20.9%
Health Care	6.6%
Industrials	17.2%
Information Technology	8.6%
Materials	6.8%
Real Estate	9.4%
Utilities	6.7%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3344

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (VMFVX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Ten of the benchmark’s 11 industry sectors contributed positively to results for the 12-month period. Financials, industrials, and information technology contributed the most to performance. Health care detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.38%	15.23%	10.25%
S&P MidCap 400 Value Index	8.43%	15.28%	10.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,176
Number of Portfolio Holdings	298
Portfolio Turnover Rate	39%
Total Investment Advisory Fees (in thousands)	$21
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	2.0%
Consumer Discretionary	11.9%
Consumer Staples	5.7%
Energy	4.1%
Financials	20.9%
Health Care	6.6%
Industrials	17.2%
Information Technology	8.6%
Materials	6.8%
Real Estate	9.4%
Utilities	6.7%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1844

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (IVOG) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Eight of the benchmark's 11 industry sectors posted positive results for the 12-month period. Industrials and financials contributed the most to performance. Health care, real estate, and consumer discretionary stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.30%	10.12%	10.04%
ETF Shares Market Price	5.07%	10.08%	10.02%
S&P MidCap 400 Growth Index	5.41%	10.26%	10.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,308
Number of Portfolio Holdings	247
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$26
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	0.8%
Consumer Discretionary	14.1%
Consumer Staples	4.3%
Energy	2.9%
Financials	14.2%
Health Care	10.2%
Industrials	29.1%
Information Technology	15.5%
Materials	3.9%
Real Estate	4.4%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3343

Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares (VMFGX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Growth stocks generally outpaced value stocks. The performance of mid-capitalization stocks, however, lagged that of large-cap stocks significantly.
  Eight of the benchmark's 11 industry sectors posted positive results for the 12-month period. Industrials and financials contributed the most to performance. Health care, real estate, and consumer discretionary stocks detracted.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.37%	10.20%	10.13%
S&P MidCap 400 Growth Index	5.41%	10.26%	10.20%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,308
Number of Portfolio Holdings	247
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$26
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	0.8%
Consumer Discretionary	14.1%
Consumer Staples	4.3%
Energy	2.9%
Financials	14.2%
Health Care	10.2%
Industrials	29.1%
Information Technology	15.5%
Materials	3.9%
Real Estate	4.4%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1843

Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (VIOO) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  For the broad stock market, growth stocks generally outpaced value stocks. The performance of small-capitalization stocks lagged that of large- and mid-caps.
  Six of the benchmark’s 11 industry sectors contributed positively to results; industrials and financials contributed the most. Health care and energy were the biggest detractors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	3.46%	11.55%	9.48%
ETF Shares Market Price	3.45%	11.54%	9.48%
S&P SmallCap 600 Index	3.51%	11.64%	9.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,697
Number of Portfolio Holdings	608
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$89
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	2.9%
Consumer Discretionary	13.6%
Consumer Staples	2.9%
Energy	4.1%
Financials	19.5%
Health Care	10.3%
Industrials	19.0%
Information Technology	12.7%
Materials	5.2%
Real Estate	7.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3345

Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares (VSMSX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  For the broad stock market, growth stocks generally outpaced value stocks. The performance of small-capitalization stocks lagged that of large- and mid-caps.
  Six of the benchmark’s 11 industry sectors contributed positively to results; industrials and financials contributed the most. Health care and energy were the biggest detractors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.49%	11.58%	9.52%
S&P SmallCap 600 Index	3.51%	11.64%	9.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,697
Number of Portfolio Holdings	608
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$89
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	2.9%
Consumer Discretionary	13.6%
Consumer Staples	2.9%
Energy	4.1%
Financials	19.5%
Health Care	10.3%
Industrials	19.0%
Information Technology	12.7%
Materials	5.2%
Real Estate	7.6%
Utilities	2.1%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1845

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (VIOV) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  For the broad stock market, growth stocks generally outpaced value stocks. The performance of small-capitalization stocks lagged that of large- and mid-caps.
  Eight of the benchmark’s 11 industry sectors contributed positively to results; financials and industrials contributed the most. Health care and energy detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.07%	12.90%	8.99%
ETF Shares Market Price	3.94%	12.88%	8.99%
S&P SmallCap 600 Value Index	4.14%	13.03%	9.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,428
Number of Portfolio Holdings	464
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$28
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	3.1%
Consumer Discretionary	14.9%
Consumer Staples	3.2%
Energy	3.9%
Financials	23.4%
Health Care	6.9%
Industrials	15.5%
Information Technology	11.5%
Materials	6.6%
Real Estate	7.1%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3346

Vanguard S&P Small-Cap 600 Value Index Fund
Institutional Shares (VSMVX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  For the broad stock market, growth stocks generally outpaced value stocks. The performance of small-capitalization stocks lagged that of large- and mid-caps.
  Eight of the benchmark’s 11 industry sectors contributed positively to results; financials and industrials contributed the most. Health care and energy detracted the most.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.14%	12.99%	9.10%
S&P SmallCap 600 Value Index	4.14%	13.03%	9.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$1,428
Number of Portfolio Holdings	464
Portfolio Turnover Rate	47%
Total Investment Advisory Fees (in thousands)	$28
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	3.1%
Consumer Discretionary	14.9%
Consumer Staples	3.2%
Energy	3.9%
Financials	23.4%
Health Care	6.9%
Industrials	15.5%
Information Technology	11.5%
Materials	6.6%
Real Estate	7.1%
Utilities	3.2%
Other Assets and Liabilities—Net	0.7%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1846

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (VIOG) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  For the broad stock market, growth stocks generally outpaced value stocks. The performance of small-capitalization stocks lagged that of large- and mid-caps.
  Only five of the benchmark’s 11 industry sectors contributed positively to results; industrials, financials, and consumer discretionary contributed the most. Energy, health care, and communication services were the biggest detractors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.66%	9.94%	9.64%
ETF Shares Market Price	2.81%	9.91%	9.63%
S&P SmallCap 600 Growth Index	2.77%	10.10%	9.80%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$868
Number of Portfolio Holdings	348
Portfolio Turnover Rate	48%
Total Investment Advisory Fees (in thousands)	$19
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communication Services	2.7%
Consumer Discretionary	12.1%
Consumer Staples	2.6%
Energy	4.3%
Financials	15.4%
Health Care	13.6%
Industrials	22.2%
Information Technology	13.7%
Materials	4.0%
Real Estate	8.1%
Utilities	1.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3347

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$242,000	$278,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$242,000	$278,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Contents
S&P 500 Value Index Fund	1
S&P 500 Growth Index Fund	17
Report of Independent Registered Public Accounting Firm	31
Tax information	32

S&P 500 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.9%)
	Walt Disney Co.	412,450	48,826
	AT&T Inc.	1,650,922	48,355
	Verizon Communications Inc.	967,482	42,792
	Comcast Corp. Class A	854,697	29,034
	T-Mobile US Inc.	51,371	12,945
*	Take-Two Interactive Software Inc.	38,811	9,053
*	Warner Bros Discovery Inc.	516,906	6,017
*	Charter Communications Inc. Class A	21,832	5,798
	Electronic Arts Inc.	31,424	5,403
	Omnicom Group Inc.	44,842	3,512
	Fox Corp. Class A	49,410	2,950
	News Corp. Class A	86,092	2,532
	Interpublic Group of Cos. Inc.	84,939	2,280
	Match Group Inc.	56,352	2,104
	Fox Corp. Class B	29,988	1,636
*	Paramount Skydance Corp. Class B	70,994	1,044
	News Corp. Class B	25,835	875
			225,156
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	910,465	208,497
	Home Depot Inc.	127,704	51,946
	McDonald's Corp.	164,054	51,437
	Lowe's Cos. Inc.	128,437	33,144
	Starbucks Corp.	260,541	22,977
	NIKE Inc. Class B	270,113	20,899
	TJX Cos. Inc.	105,083	14,355
	General Motors Co.	220,433	12,915
	Ross Stores Inc.	75,360	11,090
	DR Horton Inc.	63,519	10,765
	Ford Motor Co.	895,682	10,542
	Lennar Corp. Class A	53,181	7,081
	Yum! Brands Inc.	37,633	5,531
*	Ulta Beauty Inc.	10,360	5,105
	Genuine Parts Co.	31,816	4,433
*	Aptiv plc	49,964	3,974
	Tractor Supply Co.	56,041	3,461
	Best Buy Co. Inc.	44,265	3,260
	Darden Restaurants Inc.	15,337	3,174
	eBay Inc.	34,986	3,170
*	Lululemon Athletica Inc.	13,721	2,774
	Pool Corp.	8,635	2,683
	Hasbro Inc.	30,316	2,461
*	CarMax Inc.	35,002	2,147
	Domino's Pizza Inc.	4,565	2,092
*	NVR Inc.	252	2,046
	LKQ Corp.	59,321	1,935
*	MGM Resorts International	47,536	1,887
*	Mohawk Industries Inc.	11,856	1,573
*	Caesars Entertainment Inc.	47,800	1,280
			508,634
Consumer Staples (7.5%)
	Procter & Gamble Co.	537,929	84,476
	Coca-Cola Co.	888,715	61,312
	PepsiCo Inc.	314,616	46,768
	Walmart Inc.	327,133	31,725
	Philip Morris International Inc.	164,321	27,463
	Mondelez International Inc. Class A	296,994	18,247
	Altria Group Inc.	208,474	14,012
	Target Corp.	104,086	9,990
1

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Kimberly-Clark Corp.	76,031	9,819
	Kroger Co.	140,451	9,528
	Kenvue Inc.	440,906	9,131
	Keurig Dr Pepper Inc.	311,193	9,053
	Sysco Corp.	111,176	8,946
	Colgate-Palmolive Co.	104,115	8,753
	Archer-Daniels-Midland Co.	110,346	6,912
	Hershey Co.	34,002	6,248
	General Mills Inc.	125,669	6,199
	Constellation Brands Inc. Class A	35,183	5,698
*	Monster Beverage Corp.	90,240	5,632
	Kraft Heinz Co.	198,299	5,546
	Dollar General Corp.	50,482	5,490
	Church & Dwight Co. Inc.	56,536	5,267
*	Dollar Tree Inc.	45,300	4,945
	Estee Lauder Cos. Inc. Class A	53,684	4,924
	Kellanova	61,835	4,916
	McCormick & Co. Inc. (Non-Voting)	57,700	4,060
	Tyson Foods Inc. Class A	65,708	3,731
	Clorox Co.	28,372	3,354
	J M Smucker Co.	24,436	2,700
	Bunge Global SA	30,889	2,602
	Conagra Brands Inc.	109,584	2,096
	Molson Coors Beverage Co. Class B	39,268	1,983
	Lamb Weston Holdings Inc.	32,428	1,866
	Hormel Foods Corp.	66,807	1,700
	Campbell's Co.	45,179	1,443
	Brown-Forman Corp. Class B	41,816	1,252
			437,787
Energy (6.1%)
	Exxon Mobil Corp.	988,862	113,017
	Chevron Corp.	440,007	70,665
	ConocoPhillips	289,762	28,678
	EOG Resources Inc.	125,182	15,625
	Schlumberger NV	344,513	12,692
	Marathon Petroleum Corp.	70,457	12,662
	Phillips 66	93,426	12,480
	Kinder Morgan Inc.	443,326	11,961
	Valero Energy Corp.	71,764	10,909
	Baker Hughes Co.	227,465	10,327
	Williams Cos. Inc.	134,203	7,768
	Occidental Petroleum Corp.	162,756	7,749
	EQT Corp.	137,527	7,129
	Diamondback Energy Inc.	42,964	6,391
	Devon Energy Corp.	147,391	5,321
	ONEOK Inc.	63,115	4,821
	Expand Energy Corp.	49,533	4,794
	Halliburton Co.	197,227	4,483
	Coterra Energy Inc.	175,165	4,281
	APA Corp.	82,929	1,925
			353,678
Financials (16.7%)
*	Berkshire Hathaway Inc. Class B	214,574	107,926
	JPMorgan Chase & Co.	274,191	82,647
	Bank of America Corp.	1,503,672	76,296
	Wells Fargo & Co.	746,710	61,365
	Goldman Sachs Group Inc.	70,409	52,472
	Citigroup Inc.	428,599	41,390
	Blackrock Inc.	33,417	37,666
	Charles Schwab Corp.	391,858	37,556
	Capital One Financial Corp.	146,771	33,349
	Blackstone Inc.	167,441	28,699
	Chubb Ltd.	85,548	23,532
	Morgan Stanley	155,818	23,448
	CME Group Inc.	82,733	22,049
	S&P Global Inc.	38,151	20,924
	PNC Financial Services Group Inc.	90,684	18,812
	US Bancorp	358,105	17,486
	Travelers Cos. Inc.	51,937	14,101
2

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Truist Financial Corp.	300,307	14,060
	Marsh & McLennan Cos. Inc.	63,246	13,017
	Allstate Corp.	60,706	12,351
	KKR & Co. Inc.	86,897	12,121
	Aflac Inc.	111,558	11,921
	Intercontinental Exchange Inc.	63,135	11,150
	American International Group Inc.	132,145	10,746
	MetLife Inc.	129,361	10,525
	Arthur J Gallagher & Co.	32,302	9,779
	Prudential Financial Inc.	81,222	8,907
	Aon plc Class A	24,241	8,897
	Moody's Corp.	17,063	8,698
	Fidelity National Information Services Inc.	120,369	8,403
	Bank of New York Mellon Corp.	75,512	7,974
*	Coinbase Global Inc. Class A	24,737	7,533
	State Street Corp.	65,507	7,531
	M&T Bank Corp.	36,767	7,414
	Fifth Third Bancorp	152,783	6,993
*	Block Inc. Class A	80,454	6,407
	Huntington Bancshares Inc.	334,300	5,954
	Northern Trust Corp.	44,516	5,844
	Cboe Global Markets Inc.	24,040	5,672
	Regions Financial Corp.	206,300	5,651
	T. Rowe Price Group Inc.	50,670	5,453
	Nasdaq Inc.	55,913	5,297
	Citizens Financial Group Inc.	99,502	5,202
*	PayPal Holdings Inc.	73,685	5,172
	Global Payments Inc.	55,967	4,971
	KeyCorp	225,104	4,358
	Hartford Insurance Group Inc.	29,369	3,886
	Loews Corp.	40,010	3,873
	Willis Towers Watson plc	11,831	3,866
	Principal Financial Group Inc.	47,521	3,826
	Everest Group Ltd.	9,753	3,334
	Raymond James Financial Inc.	15,848	2,685
	Globe Life Inc.	18,963	2,654
	Cincinnati Financial Corp.	16,881	2,593
	Assurant Inc.	11,650	2,512
	Invesco Ltd.	102,861	2,252
	W R Berkley Corp.	31,017	2,224
	Franklin Resources Inc.	71,167	1,826
	FactSet Research Systems Inc.	4,806	1,794
	Jack Henry & Associates Inc.	10,038	1,639
	MarketAxess Holdings Inc.	8,591	1,579
			978,262
Health Care (13.8%)
	Johnson & Johnson	552,033	97,804
	UnitedHealth Group Inc.	208,136	64,495
	Abbott Laboratories	399,156	52,952
	AbbVie Inc.	235,064	49,457
	Merck & Co. Inc.	576,186	48,469
	Thermo Fisher Scientific Inc.	86,646	42,692
	Pfizer Inc.	1,304,847	32,308
	Gilead Sciences Inc.	285,435	32,246
	Danaher Corp.	146,226	30,096
	Medtronic plc	294,374	27,321
	Bristol-Myers Squibb Co.	466,613	22,015
	CVS Health Corp.	290,138	21,224
	Amgen Inc.	70,276	20,219
	McKesson Corp.	28,702	19,708
	Cigna Group	61,305	18,445
	Elevance Health Inc.	51,824	16,514
	Zoetis Inc.	102,108	15,970
	Stryker Corp.	37,124	14,531
	Regeneron Pharmaceuticals Inc.	23,835	13,841
	Becton Dickinson & Co.	65,684	12,676
*	IDEXX Laboratories Inc.	18,442	11,934
	Cencora Inc.	39,540	11,530
*	Edwards Lifesciences Corp.	134,501	10,940
3

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Humana Inc.	27,685	8,407
	Agilent Technologies Inc.	65,246	8,199
	Cardinal Health Inc.	54,863	8,162
	GE HealthCare Technologies Inc.	105,056	7,746
*	IQVIA Holdings Inc.	37,697	7,193
	HCA Healthcare Inc.	16,330	6,597
	STERIS plc	22,480	5,509
	Labcorp Holdings Inc.	19,200	5,337
	Zimmer Biomet Holdings Inc.	45,381	4,815
	Quest Diagnostics Inc.	25,620	4,654
*	Biogen Inc.	33,604	4,443
	West Pharmaceutical Services Inc.	16,469	4,067
*	Dexcom Inc.	51,308	3,865
*	Mettler-Toledo International Inc.	2,808	3,653
*	Hologic Inc.	51,209	3,437
*	Centene Corp.	113,813	3,305
*	Cooper Cos. Inc.	45,955	3,097
	Baxter International Inc.	117,929	2,912
	Viatris Inc.	269,731	2,846
*	Solventum Corp.	33,678	2,461
	Revvity Inc.	27,084	2,440
	Universal Health Services Inc. Class B	13,137	2,385
*	Molina Healthcare Inc.	12,459	2,253
*	Align Technology Inc.	15,648	2,221
*	Waters Corp.	7,321	2,209
	Bio-Techne Corp.	36,020	1,968
*	Henry Schein Inc.	27,962	1,946
*	Moderna Inc.	78,262	1,885
*	Charles River Laboratories International Inc.	11,278	1,842
*	Incyte Corp.	14,762	1,249
			808,490
Industrials (8.5%)
*	Boeing Co.	173,000	40,600
	GE Aerospace	144,352	39,726
	Honeywell International Inc.	147,498	32,376
	Union Pacific Corp.	137,137	30,660
	Lockheed Martin Corp.	47,856	21,805
	RTX Corp.	131,843	20,910
	3M Co.	123,381	19,189
	General Dynamics Corp.	57,770	18,750
	Northrop Grumman Corp.	31,053	18,322
	Johnson Controls International plc	150,874	16,127
	Deere & Co.	32,455	15,534
	United Parcel Service Inc. Class B	168,214	14,709
	Norfolk Southern Corp.	51,678	14,469
	Automatic Data Processing Inc.	39,993	12,160
	L3Harris Technologies Inc.	42,874	11,903
	FedEx Corp.	50,555	11,682
	Illinois Tool Works Inc.	36,027	9,534
	Waste Management Inc.	39,418	8,924
	Rockwell Automation Inc.	25,824	8,869
	Xylem Inc.	55,849	7,906
	Otis Worldwide Corp.	90,582	7,824
	CSX Corp.	233,088	7,578
	Equifax Inc.	28,543	7,030
	Carrier Global Corp.	94,869	6,185
	Fastenal Co.	113,291	5,626
	Paychex Inc.	39,016	5,441
	PACCAR Inc.	54,198	5,419
	AMETEK Inc.	28,069	5,187
	Verisk Analytics Inc.	17,993	4,824
	Southwest Airlines Co.	130,800	4,303
	Jacobs Solutions Inc.	27,544	4,028
	Snap-on Inc.	11,997	3,902
	Broadridge Financial Solutions Inc.	15,113	3,863
	Expeditors International of Washington Inc.	31,416	3,787
	Fortive Corp.	77,761	3,722
	CH Robinson Worldwide Inc.	27,260	3,508
	Old Dominion Freight Line Inc.	23,047	3,479
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Textron Inc.	41,431	3,321
	Veralto Corp.	29,597	3,143
	Dover Corp.	17,324	3,099
	IDEX Corp.	17,222	2,833
	Nordson Corp.	12,324	2,774
	Stanley Black & Decker Inc.	35,604	2,645
	JB Hunt Transport Services Inc.	18,015	2,612
	Leidos Holdings Inc.	14,187	2,567
	Huntington Ingalls Industries Inc.	9,010	2,440
	Masco Corp.	28,504	2,092
	A O Smith Corp.	26,698	1,903
*	Builders FirstSource Inc.	12,190	1,690
	Allegion plc	9,288	1,577
	Rollins Inc.	27,086	1,531
	Pentair plc	13,220	1,422
*	Generac Holdings Inc.	5,193	962
	Emerson Electric Co.	5,262	695
			497,167
Information Technology (24.3%)
	Apple Inc.	1,850,442	429,562
	Microsoft Corp.	818,520	414,736
	Cisco Systems Inc.	912,699	63,058
*	Advanced Micro Devices Inc.	372,016	60,501
	Texas Instruments Inc.	208,452	42,207
	QUALCOMM Inc.	251,757	40,465
	Accenture plc Class A	143,647	37,344
	Micron Technology Inc.	256,442	30,519
	Lam Research Corp.	293,515	29,395
	Analog Devices Inc.	113,820	28,604
*	Intel Corp.	1,000,278	24,357
*	Adobe Inc.	56,676	20,216
	Applied Materials Inc.	108,146	17,386
	TE Connectivity plc	68,070	14,056
	Roper Technologies Inc.	24,645	12,971
*	Synopsys Inc.	20,385	12,303
	Corning Inc.	176,824	11,852
*	Cadence Design Systems Inc.	28,183	9,876
	Cognizant Technology Solutions Corp. Class A	113,188	8,178
	Seagate Technology Holdings plc	48,707	8,154
	NXP Semiconductors NV	34,694	8,148
	Microchip Technology Inc.	123,423	8,022
	Hewlett Packard Enterprise Co.	301,774	6,811
*	Keysight Technologies Inc.	39,530	6,460
	Western Digital Corp.	80,047	6,431
	HP Inc.	216,358	6,175
*	Workday Inc. Class A	26,351	6,082
*	Teledyne Technologies Inc.	10,762	5,792
	VeriSign Inc.	19,238	5,259
	Jabil Inc.	24,688	5,057
	CDW Corp.	30,106	4,960
*	ON Semiconductor Corp.	95,964	4,759
	Dell Technologies Inc. Class C	36,427	4,450
	Teradyne Inc.	36,780	4,349
*	PTC Inc.	14,600	3,117
	NetApp Inc.	24,733	2,790
*	Akamai Technologies Inc.	33,585	2,658
	Skyworks Solutions Inc.	34,516	2,587
*	Trimble Inc.	30,688	2,480
*	EPAM Systems Inc.	13,019	2,296
*	First Solar Inc.	11,548	2,254
*	F5 Inc.	7,120	2,230
*	Zebra Technologies Corp. Class A	6,433	2,040
	Gen Digital Inc.	52,762	1,593
*	Enphase Energy Inc.	30,119	1,135
			1,423,675
Materials (3.5%)
	Linde plc	108,038	51,673
	Newmont Corp.	255,479	19,008
	Air Products and Chemicals Inc.	51,125	15,036
5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Freeport-McMoRan Inc.	329,281	14,620
	Corteva Inc.	156,294	11,595
	Sherwin-Williams Co.	22,722	8,312
	Ecolab Inc.	29,574	8,193
	Nucor Corp.	52,959	7,877
	DuPont de Nemours Inc.	96,074	7,390
	International Paper Co.	121,314	6,027
	PPG Industries Inc.	51,912	5,774
	Smurfit WestRock plc	113,784	5,389
	Amcor plc	527,156	4,549
	Steel Dynamics Inc.	31,701	4,150
	Martin Marietta Materials Inc.	6,607	4,073
	Dow Inc.	161,438	3,976
	International Flavors & Fragrances Inc.	58,427	3,944
	Vulcan Materials Co.	11,518	3,354
	Ball Corp.	63,678	3,352
	LyondellBasell Industries NV Class A	59,071	3,329
	CF Industries Holdings Inc.	37,189	3,222
	Avery Dennison Corp.	17,970	3,085
	Mosaic Co.	72,930	2,436
	Albemarle Corp.	26,998	2,293
	Packaging Corp. of America	10,235	2,231
	Eastman Chemical Co.	26,434	1,859
			206,747
Real Estate (3.0%)
	Prologis Inc.	213,045	24,240
	American Tower Corp.	107,475	21,909
	Digital Realty Trust Inc.	72,571	12,166
	Realty Income Corp.	207,012	12,164
	Welltower Inc.	65,593	11,038
	Crown Castle Inc.	99,808	9,895
	Equinix Inc.	11,893	9,350
*	CoStar Group Inc.	96,778	8,661
	VICI Properties Inc. Class A	242,861	8,204
	Ventas Inc.	103,600	7,053
	Equity Residential	78,524	5,192
	SBA Communications Corp.	24,594	5,038
	Weyerhaeuser Co.	165,864	4,291
	Invitation Homes Inc.	131,214	4,106
	Extra Space Storage Inc.	26,673	3,830
	AvalonBay Communities Inc.	18,275	3,579
	Kimco Realty Corp.	155,279	3,492
	Alexandria Real Estate Equities Inc.	35,369	2,916
	Healthpeak Properties Inc.	159,485	2,861
	Regency Centers Corp.	37,493	2,718
	BXP Inc.	33,406	2,422
	Mid-America Apartment Communities Inc.	15,834	2,309
	Essex Property Trust Inc.	7,678	2,075
	Federal Realty Investment Trust	17,857	1,795
	UDR Inc.	38,036	1,505
	Camden Property Trust	11,998	1,343
	Host Hotels & Resorts Inc.	58,559	1,008
			175,160
Utilities (3.8%)
	Southern Co.	252,126	23,271
	Duke Energy Corp.	178,321	21,843
	American Electric Power Co. Inc.	122,685	13,620
	Sempra	149,549	12,347
	Dominion Energy Inc.	195,444	11,707
	NextEra Energy Inc.	155,767	11,223
	Exelon Corp.	231,326	10,104
	Xcel Energy Inc.	132,120	9,564
	Entergy Corp.	102,545	9,033
	Consolidated Edison Inc.	82,667	8,120
	WEC Energy Group Inc.	73,051	7,781
	PG&E Corp.	504,813	7,714
	DTE Energy Co.	47,640	6,510
	American Water Works Co. Inc.	44,779	6,426
	Ameren Corp.	62,160	6,202
6

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
Atmos Energy Corp.	36,483	6,061
CenterPoint Energy Inc.	149,851	5,651
Eversource Energy	84,340	5,404
FirstEnergy Corp.	117,915	5,143
Public Service Enterprise Group Inc.	60,741	5,001
Edison International	88,287	4,956
CMS Energy Corp.	68,661	4,914
NiSource Inc.	107,551	4,546
Alliant Energy Corp.	58,960	3,837
Evergy Inc.	52,790	3,762
PPL Corp.	81,362	2,967
Pinnacle West Capital Corp.	27,458	2,454
AES Corp.	163,206	2,210
		222,371
Total Common Stocks (Cost $5,110,637)		5,837,127
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 4.362% (Cost $5,185)	51,856	5,185
Total Investments (99.9%) (Cost $5,115,822)		5,842,312
Other Assets and Liabilities—Net (0.1%)		5,871
Net Assets (100%)		5,848,183
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	20	6,473	(2)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/31/2026	BANA	4,752	(4.337)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,110,637)	5,837,127
Affiliated Issuers (Cost $5,185)	5,185
Total Investments in Securities	5,842,312
Investment in Vanguard	146
Cash Collateral Pledged—Futures Contracts	580
Cash Collateral Pledged—Over-the-Counter Swap Contracts	520
Receivables for Accrued Income	9,556
Receivables for Capital Shares Issued	180
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	5,853,294
Liabilities
Payables for Investment Securities Purchased	4,809
Payables for Capital Shares Redeemed	63
Payables to Vanguard	177
Variation Margin Payable—Futures Contracts	62
Total Liabilities	5,111
Net Assets	5,848,183
At August 31, 2025, net assets consisted of:

Paid-in Capital	5,577,942
Total Distributable Earnings (Loss)	270,241
Net Assets	5,848,183

ETF Shares—Net Assets
Applicable to 28,640,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,639,944
Net Asset Value Per Share—ETF Shares	$196.93

Institutional Shares—Net Assets
Applicable to 482,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	208,239
Net Asset Value Per Share—Institutional Shares	$431.90
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	113,630
Interest[2]	324
Securities Lending—Net	—
Total Income	113,954
Expenses
The Vanguard Group—Note B
Investment Advisory Services	117
Management and Administrative—ETF Shares	3,577
Management and Administrative—Institutional Shares	153
Marketing and Distribution—ETF Shares	257
Marketing and Distribution—Institutional Shares	9
Custodian Fees	40
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	350
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	3
Other Expenses	30
Total Expenses	4,566
Net Investment Income	109,388
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	387,408
Futures Contracts	266
Swap Contracts	1,559
Realized Net Gain (Loss)	389,233
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(156,748)
Futures Contracts	(74)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(156,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	341,799
1	Dividends are net of foreign withholding taxes of $16.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $297, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $490,681 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,388	95,462
Realized Net Gain (Loss)	389,233	334,396
Change in Unrealized Appreciation (Depreciation)	(156,822)	552,989
Net Increase (Decrease) in Net Assets Resulting from Operations	341,799	982,847
Distributions
ETF Shares	(107,769)	(83,826)
Institutional Shares	(5,733)	(4,329)
Total Distributions	(113,502)	(88,155)
Capital Share Transactions
ETF Shares	218,175	783,801
Institutional Shares	(71,394)	56,951
Net Increase (Decrease) from Capital Share Transactions	146,781	840,752
Total Increase (Decrease)	375,078	1,735,444
Net Assets
Beginning of Period	5,473,105	3,737,661
End of Period	5,848,183	5,473,105
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$189.59	$156.61	$136.61	$146.23	$112.29
Investment Operations
Net Investment Income[1]	3.662	3.612	2.984	3.029	2.897
Net Realized and Unrealized Gain (Loss) on Investments	7.499	32.730	20.032	(9.703)	33.786
Total from Investment Operations	11.161	36.342	23.016	(6.674)	36.683
Distributions
Dividends from Net Investment Income	(3.821)	(3.362)	(3.016)	(2.946)	(2.743)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.821)	(3.362)	(3.016)	(2.946)	(2.743)
Net Asset Value, End of Period	$196.93	$189.59	$156.61	$136.61	$146.23
Total Return	6.01%	23.51%	17.15%	-4.63%	33.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,640	$5,195	$3,559	$2,801	$2,351
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.13%	2.05%	2.10%	2.19%
Portfolio Turnover Rate[3]	32%	30%	27%	16%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$415.81	$343.49	$299.63	$320.71	$246.27
Investment Operations
Net Investment Income[1]	8.083	7.949	6.624	6.731	6.402
Net Realized and Unrealized Gain (Loss) on Investments	16.466	71.826	43.912	(21.295)	74.102
Total from Investment Operations	24.549	79.775	50.536	(14.564)	80.504
Distributions
Dividends from Net Investment Income	(8.459)	(7.455)	(6.676)	(6.516)	(6.064)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(8.459)	(7.455)	(6.676)	(6.516)	(6.064)
Net Asset Value, End of Period	$431.90	$415.81	$343.49	$299.63	$320.71
Total Return	6.03%	23.53%	17.19%	-4.60%	33.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$208	$278	$179	$168	$175
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.13%	2.08%	2.12%	2.22%
Portfolio Turnover Rate[3]	32%	30%	27%	16%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $146,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,837,127	—	—	5,837,127
Temporary Cash Investments	5,185	—	—	5,185
Total	5,842,312	—	—	5,842,312

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	(2)	—	—	(2)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	491,707
Total Distributable Earnings (Loss)	(491,707)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,989
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	722,319
Capital Loss Carryforwards	(470,067)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	270,241
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	113,502	88,155
Long-Term Capital Gains	—	—
Total	113,502	88,155
*	Includes short-term capital gains, if any.
15

S&P 500 Value Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,119,993
Gross Unrealized Appreciation	992,720
Gross Unrealized Depreciation	(270,401)
Net Unrealized Appreciation (Depreciation)	722,319
E.  During the year ended August 31, 2025, the fund purchased $1,791,711,000 of investment securities and sold $1,843,751,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,551,163,000 and $1,350,738,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $1,333,076,000 and sales were $543,673,000, resulting in net realized gain of $9,839,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,566,929	8,480	1,977,161	11,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,348,754)	(7,240)	(1,193,360)	(7,150)
Net Increase (Decrease)—ETF Shares	218,175	1,240	783,801	4,675
Institutional Shares
Issued	68,843	168	90,912	237
Issued in Lieu of Cash Distributions	5,247	13	3,948	11
Redeemed	(145,484)	(369)	(37,909)	(98)
Net Increase (Decrease)—Institutional Shares	(71,394)	(188)	56,951	150
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

S&P 500 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (15.4%)
	Meta Platforms Inc. Class A	1,433,685	1,059,063
	Alphabet Inc. Class A	3,843,109	818,236
	Alphabet Inc. Class C	3,100,087	661,962
*	Netflix Inc.	281,005	339,524
	T-Mobile US Inc.	166,899	42,057
*,1	Live Nation Entertainment Inc.	104,023	17,319
*	Trade Desk Inc. Class A	295,946	16,176
	Electronic Arts Inc.	60,428	10,391
	TKO Group Holdings Inc. Class A	44,364	8,410
			2,973,138
Consumer Discretionary (12.1%)
*	Amazon.com Inc.	3,618,751	828,694
*	Tesla Inc.	1,850,393	617,791
	Booking Holdings Inc.	21,479	120,262
	Home Depot Inc.	288,775	117,465
	Royal Caribbean Cruises Ltd.	165,001	59,932
	TJX Cos. Inc.	434,944	59,418
*	O'Reilly Automotive Inc.	564,462	58,523
*	DoorDash Inc. Class A	226,421	55,530
*	AutoZone Inc.	11,063	46,448
	Hilton Worldwide Holdings Inc.	157,010	43,344
	Marriott International Inc. Class A	150,154	40,220
*	Chipotle Mexican Grill Inc.	889,762	37,495
*	Airbnb Inc. Class A	285,025	37,204
	Garmin Ltd.	101,681	24,588
*	Carnival Corp.	693,331	22,110
	eBay Inc.	203,791	18,465
	PulteGroup Inc.	131,970	17,423
	Expedia Group Inc.	80,214	17,230
	Williams-Sonoma Inc.	81,224	15,286
	Tapestry Inc.	136,966	13,946
	Las Vegas Sands Corp.	223,557	12,884
*	Deckers Outdoor Corp.	100,095	11,974
	Tractor Supply Co.	189,345	11,694
	Yum! Brands Inc.	75,122	11,041
*	NVR Inc.	1,239	10,058
	Ralph Lauren Corp.	26,270	7,800
	Wynn Resorts Ltd.	58,259	7,384
*	Norwegian Cruise Line Holdings Ltd.	295,717	7,346
	Darden Restaurants Inc.	33,188	6,868
*	Lululemon Athletica Inc.	33,608	6,795
	Domino's Pizza Inc.	9,487	4,348
			2,349,566
Consumer Staples (3.2%)
	Costco Wholesale Corp.	292,969	276,363
	Walmart Inc.	1,911,446	185,372
	Philip Morris International Inc.	555,045	92,765
	Altria Group Inc.	511,247	34,361
	Colgate-Palmolive Co.	235,633	19,810
*	Monster Beverage Corp.	203,702	12,713
			621,384
Energy (0.4%)
	Williams Cos. Inc.	419,078	24,256
	Targa Resources Corp.	143,326	24,044
	ONEOK Inc.	230,800	17,629
	Texas Pacific Land Corp.	12,440	11,613
			77,542
17

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
Financials (11.5%)
	Visa Inc. Class A	1,129,825	397,450
	Mastercard Inc. Class A	535,616	318,847
	JPMorgan Chase & Co.	1,046,049	315,300
*	Berkshire Hathaway Inc. Class B	593,346	298,441
	American Express Co.	365,489	121,079
	Progressive Corp.	387,090	95,634
	Morgan Stanley	367,175	55,252
	S&P Global Inc.	97,449	53,445
*	Fiserv Inc.	366,169	50,597
	Apollo Global Management Inc.	299,773	40,838
	Intercontinental Exchange Inc.	196,983	34,787
	Ameriprise Financial Inc.	62,854	32,358
*	PayPal Holdings Inc.	430,027	30,184
	Marsh & McLennan Cos. Inc.	143,242	29,481
	MSCI Inc.	51,062	28,989
	KKR & Co. Inc.	196,695	27,437
	Moody's Corp.	53,155	27,096
	Bank of New York Mellon Corp.	255,251	26,955
	Aon plc Class A	72,682	26,674
	Arthur J Gallagher & Co.	76,075	23,032
	Arch Capital Group Ltd.	246,495	22,562
*	Coinbase Global Inc. Class A	68,381	20,825
	Synchrony Financial	251,261	19,181
	Brown & Brown Inc.	184,917	17,928
	Interactive Brokers Group Inc. Class A	287,500	17,894
*	Corpay Inc.	46,523	15,151
	Hartford Insurance Group Inc.	102,925	13,618
	Raymond James Financial Inc.	74,224	12,577
*	Block Inc. Class A	135,448	10,787
	Nasdaq Inc.	111,856	10,597
	Willis Towers Watson plc	31,451	10,278
	Cincinnati Financial Corp.	54,762	8,411
	W R Berkley Corp.	109,193	7,828
	Erie Indemnity Co. Class A	16,503	5,848
	FactSet Research Systems Inc.	11,292	4,216
	Jack Henry & Associates Inc.	19,162	3,128
			2,234,705
Health Care (4.9%)
	Eli Lilly & Co.	519,411	380,510
*	Intuitive Surgical Inc.	236,663	112,011
	AbbVie Inc.	489,878	103,070
*	Boston Scientific Corp.	976,931	103,066
*	Vertex Pharmaceuticals Inc.	169,566	66,304
	Stryker Corp.	120,361	47,111
	Amgen Inc.	152,650	43,919
	HCA Healthcare Inc.	67,533	27,281
	ResMed Inc.	96,795	26,571
*	Insulet Corp.	46,434	15,782
*	Dexcom Inc.	111,073	8,368
*	Mettler-Toledo International Inc.	5,619	7,311
*	Waters Corp.	18,056	5,449
*	Incyte Corp.	63,799	5,398
*	DaVita Inc.	27,512	3,790
			955,941
Industrials (8.3%)
	Caterpillar Inc.	310,583	130,147
*	Uber Technologies Inc.	1,380,896	129,459
	GE Vernova Inc.	180,226	110,473
	Eaton Corp. plc	258,419	90,224
	RTX Corp.	502,827	79,748
	GE Aerospace	288,728	79,458
	Parker-Hannifin Corp.	84,383	64,076
	Trane Technologies plc	147,257	61,200
	TransDigm Group Inc.	37,094	51,890
	Cintas Corp.	226,614	47,596
	Automatic Data Processing Inc.	152,778	46,452
	Howmet Aerospace Inc.	266,561	46,408
	United Rentals Inc.	42,908	41,035
18

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Quanta Services Inc.	97,870	36,991
*	Axon Enterprise Inc.	48,842	36,499
	Cummins Inc.	90,895	36,216
	Deere & Co.	73,275	35,072
	Emerson Electric Co.	252,614	33,345
	Republic Services Inc.	134,211	31,401
	WW Grainger Inc.	28,853	29,243
	Waste Management Inc.	128,269	29,039
*	Copart Inc.	580,468	28,333
	Delta Air Lines Inc.	431,392	26,651
*	United Airlines Holdings Inc.	215,574	22,635
	Westinghouse Air Brake Technologies Corp.	112,946	21,855
	Fastenal Co.	431,569	21,432
	Ingersoll Rand Inc.	266,364	21,157
	Illinois Tool Works Inc.	72,228	19,115
	PACCAR Inc.	190,716	19,068
	CSX Corp.	570,574	18,549
	Carrier Global Corp.	252,565	16,467
	Hubbell Inc. Class B	35,193	15,168
	Paychex Inc.	99,427	13,866
	AMETEK Inc.	71,725	13,255
	Lennox International Inc.	21,115	11,779
	Verisk Analytics Inc.	40,557	10,874
	Broadridge Financial Solutions Inc.	34,049	8,704
	Old Dominion Freight Line Inc.	56,328	8,504
	Veralto Corp.	78,294	8,314
	Leidos Holdings Inc.	44,304	8,016
	Pentair plc	70,665	7,599
*	Dayforce Inc.	105,787	7,381
	Paycom Software Inc.	32,268	7,330
	Dover Corp.	40,793	7,296
	Rollins Inc.	107,787	6,094
*	Builders FirstSource Inc.	38,019	5,272
	Allegion plc	30,142	5,118
*	Generac Holdings Inc.	24,010	4,448
	Masco Corp.	57,226	4,200
			1,614,452
Information Technology (41.4%)
	NVIDIA Corp.	16,103,797	2,804,961
	Microsoft Corp.	2,552,100	1,293,124
	Apple Inc.	4,536,781	1,053,168
	Broadcom Inc.	3,104,833	923,346
	Oracle Corp.	1,074,008	242,865
*	Palantir Technologies Inc. Class A	1,404,614	220,117
	Salesforce Inc.	633,554	162,348
	International Business Machines Corp.	613,721	149,435
*	ServiceNow Inc.	136,687	125,405
	Intuit Inc.	184,600	123,128
*	Arista Networks Inc.	680,044	92,860
	Amphenol Corp. Class A	798,751	86,952
*	Palo Alto Networks Inc.	437,191	83,294
	KLA Corp.	87,302	76,127
*	Crowdstrike Holdings Inc. Class A	164,471	69,686
	Motorola Solutions Inc.	110,208	52,069
*	Autodesk Inc.	141,262	44,455
*	Adobe Inc.	118,217	42,168
*	Synopsys Inc.	63,498	38,322
	Applied Materials Inc.	225,285	36,217
*	Cadence Design Systems Inc.	99,190	34,759
*	Fortinet Inc.	419,516	33,045
*	Datadog Inc. Class A	210,986	28,838
	Monolithic Power Systems Inc.	31,663	26,463
*	Fair Isaac Corp.	16,072	24,456
*	Tyler Technologies Inc.	28,443	16,010
	NXP Semiconductors NV	66,711	15,667
*	Workday Inc. Class A	67,207	15,513
*	Super Micro Computer Inc.	338,658	14,068
*	GoDaddy Inc. Class A	94,016	13,943
*	Gartner Inc.	50,852	12,773
19

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	93,178	11,382
*	PTC Inc.	37,236	7,950
*	First Solar Inc.	37,633	7,346
	NetApp Inc.	63,050	7,111
	Gen Digital Inc.	209,489	6,327
*	Trimble Inc.	69,524	5,619
*	F5 Inc.	17,415	5,453
*	Zebra Technologies Corp. Class A	15,062	4,776
			8,011,546
Materials (0.5%)
	Sherwin-Williams Co.	86,814	31,759
	Ecolab Inc.	81,624	22,613
	Vulcan Materials Co.	54,023	15,729
	Martin Marietta Materials Inc.	20,682	12,749
	Packaging Corp. of America	29,474	6,424
			89,274
Real Estate (1.1%)
	Welltower Inc.	221,428	37,262
	Simon Property Group Inc.	202,612	36,604
*	CBRE Group Inc. Class A	193,961	31,445
	Public Storage	104,182	30,691
	Equinix Inc.	30,357	23,866
	Iron Mountain Inc.	194,765	17,983
	Extra Space Storage Inc.	63,198	9,074
	AvalonBay Communities Inc.	41,263	8,081
	Essex Property Trust Inc.	20,420	5,518
	Host Hotels & Resorts Inc.	289,163	4,976
	Mid-America Apartment Communities Inc.	31,703	4,623
	Camden Property Trust	36,112	4,044
	UDR Inc.	90,039	3,563
			217,730
Utilities (1.1%)
	NextEra Energy Inc.	910,762	65,620
	Constellation Energy Corp.	206,977	63,745
	Vistra Corp.	224,086	42,377
	NRG Energy Inc.	129,086	18,790
	Public Service Enterprise Group Inc.	154,638	12,731
	PPL Corp.	254,431	9,279
			212,542
Total Common Stocks (Cost $12,919,440)			19,357,820
Rights (0.0%)
*,2	ABIOMED Inc. CVR (Cost $—)	56	—
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.362% (Cost $16,456)	164,583	16,457
Total Investments (100.0%) (Cost $12,935,896)			19,374,277
Other Assets and Liabilities—Net (0.0%)			7,645
Net Assets (100%)			19,381,922
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,598.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,632 was received for securities on loan.
CVR—Contingent Value Rights.
20

S&P 500 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	43	20,177	(33)
E-mini S&P 500 Index	September 2025	10	3,236	21
				(12)
See accompanying Notes, which are an integral part of the Financial Statements.
21

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $12,919,440)	19,357,820
Affiliated Issuers (Cost $16,456)	16,457
Total Investments in Securities	19,374,277
Investment in Vanguard	487
Cash Collateral Pledged—Futures Contracts	1,510
Receivables for Accrued Income	8,448
Total Assets	19,384,722
Liabilities
Payables for Investment Securities Purchased	288
Collateral for Securities on Loan	1,632
Payables to Vanguard	593
Variation Margin Payable—Futures Contracts	287
Total Liabilities	2,800
Net Assets	19,381,922
1 Includes $1,598 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	14,136,605
Total Distributable Earnings (Loss)	5,245,317
Net Assets	19,381,922

ETF Shares—Net Assets
Applicable to 46,730,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,352,631
Net Asset Value Per Share—ETF Shares	$414.13

Institutional Shares—Net Assets
Applicable to 31,092 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,291
Net Asset Value Per Share—Institutional Shares	$942.09
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P 500 Growth Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	103,717
Interest[2]	597
Securities Lending—Net	3
Total Income	104,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	336
Management and Administrative—ETF Shares	10,801
Management and Administrative—Institutional Shares	4
Marketing and Distribution—ETF Shares	679
Marketing and Distribution—Institutional Shares	—
Custodian Fees	—
Auditing Fees	30
Shareholders’ Reports and Proxy Fees—ETF Shares	741
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	9
Other Expenses	61
Total Expenses	12,663
Net Investment Income	91,654
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,544,008
Futures Contracts	3,438
Swap Contracts	19
Realized Net Gain (Loss)	1,547,465
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,781,430
Futures Contracts	(72)
Change in Unrealized Appreciation (Depreciation)	1,781,358
Net Increase (Decrease) in Net Assets Resulting from Operations	3,420,477
1	Dividends are net of foreign withholding taxes of $48.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $551, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,614,823 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,654	72,873
Realized Net Gain (Loss)	1,547,465	185,813
Change in Unrealized Appreciation (Depreciation)	1,781,358	2,385,765
Net Increase (Decrease) in Net Assets Resulting from Operations	3,420,477	2,644,451
Distributions
ETF Shares	(86,932)	(78,794)
Institutional Shares	(58)	(68)
Total Distributions	(86,990)	(78,862)
Capital Share Transactions
ETF Shares	3,478,879	1,809,150
Institutional Shares	18,070	(146)
Net Increase (Decrease) from Capital Share Transactions	3,496,949	1,809,004
Total Increase (Decrease)	6,830,436	4,374,593
Net Assets
Beginning of Period	12,551,486	8,176,893
End of Period	19,381,922	12,551,486
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$336.34	$260.21	$232.26	$283.53	$219.32
Investment Operations
Net Investment Income[1]	2.162	2.168	2.678	1.923	1.751
Net Realized and Unrealized Gain (Loss) on Investments	77.722	76.359	27.743	(51.406)	64.190
Total from Investment Operations	79.884	78.527	30.421	(49.483)	65.941
Distributions
Dividends from Net Investment Income	(2.094)	(2.397)	(2.471)	(1.787)	(1.731)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.094)	(2.397)	(2.471)	(1.787)	(1.731)
Net Asset Value, End of Period	$414.13	$336.34	$260.21	$232.26	$283.53
Total Return	23.84%	30.39%	13.26%	-17.52%	30.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,353	$12,542	$8,170	$6,839	$6,776
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%[2]	0.10%[2]	0.10%
Ratio of Net Investment Income to Average Net Assets	0.59%	0.74%	1.16%	0.73%	0.73%
Portfolio Turnover Rate[3]	20%	27%	33%	13%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$765.10	$591.92	$528.34	$644.91	$498.89
Investment Operations
Net Investment Income[1]	5.104	5.104	6.185	4.203	3.959
Net Realized and Unrealized Gain (Loss) on Investments	176.798	173.644	63.118	(116.631)	146.133
Total from Investment Operations	181.902	178.748	69.303	(112.428)	150.092
Distributions
Dividends from Net Investment Income	(4.912)	(5.568)	(5.723)	(4.142)	(4.072)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.912)	(5.568)	(5.723)	(4.142)	(4.072)
Net Asset Value, End of Period	$942.09	$765.10	$591.92	$528.34	$644.91
Total Return	23.86%	30.41%	13.29%	-17.50%	30.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29	$9	$7	$6	$28
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.77%	1.18%	0.68%	0.71%
Portfolio Turnover Rate[3]	20%	27%	33%	13%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at August 31, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
27

S&P 500 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $487,000, representing less than 0.01% of the fund’s net assets and 0.19% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,357,820	—	—	19,357,820
Rights	—	—	—	—
Temporary Cash Investments	16,457	—	—	16,457
Total	19,374,277	—	—	19,374,277

Derivative Financial Instruments
Assets
Futures Contracts[1]	21	—	—	21
Liabilities
Futures Contracts[1]	(33)	—	—	(33)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,614,575
Total Distributable Earnings (Loss)	(1,614,575)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,177
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,436,475
Capital Loss Carryforwards	(1,208,335)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,245,317
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	86,990	78,862
Long-Term Capital Gains	—	—
Total	86,990	78,862
*	Includes short-term capital gains, if any.
29

S&P 500 Growth Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,937,802
Gross Unrealized Appreciation	6,640,831
Gross Unrealized Depreciation	(204,356)
Net Unrealized Appreciation (Depreciation)	6,436,475
E.  During the year ended August 31, 2025, the fund purchased $3,154,302,000 of investment securities and sold $3,129,060,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,495,146,000 and $3,026,643,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $548,872,000 and sales were $1,392,574,000, resulting in net realized loss of $31,913,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	6,532,704	17,760	2,692,391	8,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,053,825)	(8,320)	(883,241)	(3,080)
Net Increase (Decrease)—ETF Shares	3,478,879	9,440	1,809,150	5,895
Institutional Shares
Issued	18,647	20	115	—
Issued in Lieu of Cash Distributions	58	—	68	—
Redeemed	(635)	(1)	(329)	—
Net Increase (Decrease)—Institutional Shares	18,070	19	(146)	—
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
30

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
31

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P 500 Value Index Fund	90.9%
S&P 500 Growth Index Fund	100.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P 500 Value Index Fund	106,282
S&P 500 Growth Index Fund	67,259
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P 500 Value Index Fund	166
S&P 500 Growth Index Fund	282
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P 500 Value Index Fund	4,014
S&P 500 Growth Index Fund	—

Q18400 102025
32

Financial Statements
For the year ended August 31, 2025
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Contents
S&P Mid-Cap 400 Index Fund	1
S&P Mid-Cap 400 Value Index Fund	17
S&P Mid-Cap 400 Growth Index Fund	32
Report of Independent Registered Public Accounting Firm	46
Tax information	47

S&P Mid-Cap 400 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.4%)
	New York Times Co. Class A	240,273	14,378
*	EchoStar Corp. Class A	198,694	12,277
*	Frontier Communications Parent Inc.	329,757	12,227
	Nexstar Media Group Inc. Class A	41,960	8,582
	Warner Music Group Corp. Class A	216,005	7,204
*	ZoomInfo Technologies Inc. Class A	385,323	4,200
	Iridium Communications Inc.	160,526	3,996
			62,864
Consumer Discretionary (13.1%)
*	Burlington Stores Inc.	93,271	27,112
	Somnigroup International Inc.	305,772	25,670
	Toll Brothers Inc.	147,239	20,466
	Dick's Sporting Goods Inc.	83,639	17,798
*	TopBuild Corp.	42,079	17,705
*	Duolingo Inc. Class A	58,135	17,316
	Texas Roadhouse Inc. Class A	98,233	16,950
	Service Corp. International	210,808	16,707
	Aramark	388,053	15,177
	Wingstop Inc.	41,316	13,557
*,1	GameStop Corp. Class A	602,725	13,507
*	Chewy Inc. Class A	324,973	13,311
	Autoliv Inc.	105,315	13,066
*	Floor & Decor Holdings Inc. Class A	159,339	13,053
*	Planet Fitness Inc. Class A	124,159	13,012
	Lithia Motors Inc. Class A	38,546	12,978
*	Skechers USA Inc. Class A	192,923	12,170
*	Five Below Inc.	81,524	11,829
*	Light & Wonder Inc.	124,941	11,553
*	Ollie's Bargain Outlet Holdings Inc.	90,920	11,532
	Churchill Downs Inc.	106,952	11,094
	Murphy USA Inc.	26,629	10,026
*	Taylor Morrison Home Corp. Class A	148,621	10,013
	H&R Block Inc.	198,248	9,982
	Wyndham Hotels & Resorts Inc.	114,008	9,874
	Gentex Corp.	332,894	9,324
	Bath & Body Works Inc.	315,402	9,213
	Vail Resorts Inc.	55,283	9,055
	Hyatt Hotels Corp. Class A	62,104	8,960
*	Mattel Inc.	478,102	8,749
	Lear Corp.	79,169	8,709
	Thor Industries Inc.	78,801	8,637
*	Grand Canyon Education Inc.	41,426	8,350
*	Cava Group Inc.	121,592	8,214
*	AutoNation Inc.	36,847	8,072
	Boyd Gaming Corp.	90,395	7,761
[1]	Whirlpool Corp.	82,341	7,670
	VF Corp.	490,322	7,419
*	Valvoline Inc.	188,227	7,299
	Gap Inc.	329,012	7,242
*	Crocs Inc.	83,030	7,240
	KB Home	106,214	6,750
*	Abercrombie & Fitch Co. Class A	70,540	6,598
	Travel + Leisure Co.	98,330	6,215
	Brunswick Corp.	97,245	6,184
	PVH Corp.	71,061	5,992
	Macy's Inc.	412,449	5,457
	Graham Holdings Co. Class B	5,021	5,453
*	RH	22,451	5,067
	Penske Automotive Group Inc.	27,416	5,056
1

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Visteon Corp.	40,338	5,000
	Harley-Davidson Inc.	161,506	4,703
*	Hilton Grand Vacations Inc.	93,814	4,458
	Polaris Inc.	78,129	4,421
*	YETI Holdings Inc.	122,876	4,320
[1]	Choice Hotels International Inc.	32,834	3,926
	Marriott Vacations Worldwide Corp.	47,041	3,676
*	Capri Holdings Ltd.	174,598	3,595
*	Goodyear Tire & Rubber Co.	423,057	3,588
	Wendy's Co.	239,703	2,543
	Columbia Sportswear Co.	45,550	2,538
*	Under Armour Inc. Class A	272,460	1,362
*	Under Armour Inc. Class C	194,813	958
			595,232
Consumer Staples (5.0%)
	Casey's General Stores Inc.	54,965	27,181
*	US Foods Holding Corp.	342,579	26,584
*	Performance Food Group Co.	231,137	23,437
*	Sprouts Farmers Market Inc.	144,905	20,365
*	BJ's Wholesale Club Holdings Inc.	195,535	19,100
*	Celsius Holdings Inc.	232,799	14,638
	Ingredion Inc.	95,239	12,337
	Albertsons Cos. Inc. Class A	596,767	11,613
*	Maplebear Inc.	243,232	10,549
*	elf Beauty Inc.	83,511	10,439
	Coca-Cola Consolidated Inc.	86,794	10,176
*	Darling Ingredients Inc.	234,198	7,953
*	BellRing Brands Inc.	188,036	7,719
*	Post Holdings Inc.	66,842	7,563
	Marzetti Co.	28,563	5,216
	Flowers Foods Inc.	290,339	4,367
*	Boston Beer Co. Inc. Class A	12,240	2,706
	Pilgrim's Pride Corp.	59,503	2,645
*	Coty Inc. Class A	543,353	2,326
			226,914
Energy (3.5%)
	Ovintiv Inc.	384,709	16,204
	DT Midstream Inc.	150,428	15,672
*	Antero Resources Corp.	432,217	13,796
	Permian Resources Corp.	944,287	13,494
	Range Resources Corp.	353,851	12,127
	HF Sinclair Corp.	237,136	12,066
	Viper Energy Inc. Class A	249,819	9,954
	Chord Energy Corp.	85,518	9,398
	Antero Midstream Corp.	496,706	8,836
	Matador Resources Co.	172,407	8,682
	NOV Inc.	556,420	7,395
	Weatherford International plc	107,438	6,844
*	CNX Resources Corp.	214,293	6,257
	Murphy Oil Corp.	198,387	4,932
*	Valaris Ltd.	96,741	4,805
	Civitas Resources Inc.	126,333	4,647
	PBF Energy Inc. Class A	145,732	3,981
			159,090
Financials (17.4%)
	Equitable Holdings Inc.	449,965	23,965
	Fidelity National Financial Inc.	386,327	23,129
	East West Bancorp Inc.	204,083	21,457
	Carlyle Group Inc.	315,500	20,369
	Reinsurance Group of America Inc.	97,856	19,061
	Annaly Capital Management Inc.	895,867	18,983
	Stifel Financial Corp.	152,113	17,537
	RenaissanceRe Holdings Ltd.	72,035	17,504
	Evercore Inc. Class A	53,237	17,118
	First Horizon Corp.	751,061	16,974
	Ally Financial Inc.	409,371	16,805
	Unum Group	237,520	16,593
	Houlihan Lokey Inc. Class A	79,652	15,871
2

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	241,273	15,647
	Webster Financial Corp.	249,103	15,499
	Kinsale Capital Group Inc.	32,791	15,000
	SouthState Corp.	145,774	14,878
	Western Alliance Bancorp	161,405	14,454
	American Financial Group Inc.	106,351	14,449
	Comerica Inc.	194,580	13,733
	Wintrust Financial Corp.	99,110	13,607
	Old Republic International Corp.	336,682	13,457
	Primerica Inc.	48,654	13,104
	UMB Financial Corp.	105,673	12,882
	Zions Bancorp NA	218,505	12,675
	SEI Investments Co.	140,095	12,368
	Cullen/Frost Bankers Inc.	95,193	12,283
	Columbia Banking System Inc.	442,599	11,848
	Commerce Bancshares Inc.	179,797	11,137
	Pinnacle Financial Partners Inc.	113,829	11,066
	Old National Bancorp	482,039	11,034
	Voya Financial Inc.	142,578	10,706
	Synovus Financial Corp.	205,832	10,623
	Starwood Property Trust Inc.	513,379	10,406
	Cadence Bank	275,974	10,388
	Morningstar Inc.	39,412	10,343
	First American Financial Corp.	152,361	10,056
	Hamilton Lane Inc. Class A	64,169	9,904
	MGIC Investment Corp.	351,552	9,784
	Prosperity Bancshares Inc.	141,088	9,753
	SLM Corp.	310,748	9,720
	Affiliated Managers Group Inc.	42,098	9,464
	Essent Group Ltd.	150,140	9,420
	Hanover Insurance Group Inc.	53,180	9,226
*,1	Shift4 Payments Inc. Class A	99,903	9,034
	Ryan Specialty Holdings Inc. Class A	159,392	9,010
	FNB Corp.	532,741	8,891
*,1	WEX Inc.	50,706	8,688
	Glacier Bancorp Inc.	175,292	8,616
	FirstCash Holdings Inc.	57,154	8,417
	RLI Corp.	123,657	8,375
	Janus Henderson Group plc	186,643	8,272
	Bank OZK	156,438	8,208
	Home BancShares Inc.	271,944	8,093
	United Bankshares Inc.	209,859	8,046
	Hancock Whitney Corp.	126,815	7,979
	Valley National Bancorp	705,198	7,376
	First Financial Bankshares Inc.	190,656	7,087
	Selective Insurance Group Inc.	89,985	7,040
	Associated Banc-Corp	241,879	6,524
	Federated Hermes Inc. Class B	111,727	5,933
*	Texas Capital Bancshares Inc.	67,976	5,885
	CNO Financial Group Inc.	146,794	5,794
	Flagstar Financial Inc.	448,660	5,752
	International Bancshares Corp.	79,140	5,662
*	Euronet Worldwide Inc.	60,185	5,609
	Kemper Corp.	89,006	4,775
	Western Union Co.	490,616	4,254
*	Brighthouse Financial Inc.	85,171	4,025
			791,625
Health Care (8.5%)
*	Tenet Healthcare Corp.	137,539	25,353
*	Illumina Inc.	234,392	23,430
*	Neurocrine Biosciences Inc.	146,543	20,457
*	United Therapeutics Corp.	66,792	20,355
	Encompass Health Corp.	149,263	18,174
*	Medpace Holdings Inc.	34,897	16,594
*	BioMarin Pharmaceutical Inc.	283,972	16,547
*	Penumbra Inc.	57,343	15,634
*	Exelixis Inc.	403,810	15,111
	Ensign Group Inc.	84,511	14,517
*	Avantor Inc.	1,008,968	13,591
3

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	Elanco Animal Health Inc.	734,690	13,482
*	Doximity Inc. Class A	197,683	13,431
*	Halozyme Therapeutics Inc.	182,456	13,347
*	Hims & Hers Health Inc.	290,317	12,295
*	Jazz Pharmaceuticals plc	91,262	11,659
*	HealthEquity Inc.	128,284	11,460
*	Globus Medical Inc. Class A	167,250	10,247
	Chemed Corp.	21,664	9,921
*	Repligen Corp.	77,367	9,463
*	Masimo Corp.	66,636	9,310
*	Bio-Rad Laboratories Inc. Class A	27,538	8,203
*	Roivant Sciences Ltd.	623,433	7,438
*	Option Care Health Inc.	242,484	6,954
*	Cytokinetics Inc.	176,838	6,248
*	Lantheus Holdings Inc.	102,445	5,624
	Bruker Corp.	163,778	5,565
*	Envista Holdings Corp.	250,916	5,314
	Perrigo Co. plc	203,404	4,829
*	LivaNova plc	80,649	4,546
	DENTSPLY SIRONA Inc.	294,470	4,211
*	Haemonetics Corp.	74,577	4,067
*	Sotera Health Co.	227,369	3,722
*	Acadia Healthcare Co. Inc.	136,103	3,125
*	Sarepta Therapeutics Inc.	71	1
			384,225
Industrials (23.4%)
	EMCOR Group Inc.	66,275	41,091
	Comfort Systems USA Inc.	52,115	36,657
	RB Global Inc.	274,228	31,410
	Curtiss-Wright Corp.	55,808	26,685
	Carlisle Cos. Inc.	63,899	24,658
	AECOM	195,903	24,466
*	XPO Inc.	174,438	22,625
	nVent Electric plc	243,784	22,036
	BWX Technologies Inc.	135,282	21,921
	Woodward Inc.	88,107	21,747
	Graco Inc.	247,489	21,133
	Watsco Inc.	51,655	20,785
	Lincoln Electric Holdings Inc.	82,663	20,057
	ITT Inc.	116,537	19,840
*	API Group Corp.	541,108	19,307
	Owens Corning	125,938	18,912
*	Core & Main Inc. Class A	280,465	18,152
*	RBC Bearings Inc.	46,415	18,100
*	Clean Harbors Inc.	74,581	18,064
*	MasTec Inc.	90,783	16,494
*	ATI Inc.	208,884	16,197
	Mueller Industries Inc.	163,843	15,719
*	CACI International Inc. Class A	32,562	15,621
	Advanced Drainage Systems Inc.	104,543	15,051
	Applied Industrial Technologies Inc.	56,395	14,865
	CNH Industrial NV	1,295,007	14,828
	Acuity Inc.	45,318	14,795
	Regal Rexnord Corp.	98,227	14,668
	WESCO International Inc.	65,763	14,457
*	NEXTracker Inc. Class A	212,796	14,313
	Tetra Tech Inc.	390,187	14,211
	Donaldson Co. Inc.	176,978	14,100
	Crane Co.	72,370	13,410
	Oshkosh Corp.	95,318	13,284
*	Chart Industries Inc.	66,536	13,265
*	American Airlines Group Inc.	976,516	13,056
	Toro Co.	147,805	11,981
	Simpson Manufacturing Co. Inc.	61,937	11,837
*	Saia Inc.	39,436	11,691
	Ryder System Inc.	61,211	11,478
*	Paylocity Holding Corp.	63,791	11,433
*	AeroVironment Inc.	47,133	11,376
*	Alaska Air Group Inc.	179,754	11,285
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Watts Water Technologies Inc. Class A	40,606	11,244
	Valmont Industries Inc.	29,719	10,910
*	Middleby Corp.	79,191	10,837
	Genpact Ltd.	238,229	10,801
*	ExlService Holdings Inc.	240,912	10,547
	Knight-Swift Transportation Holdings Inc. Class A	239,934	10,533
	Fortune Brands Innovations Inc.	178,068	10,421
	Flowserve Corp.	193,569	10,387
*	Fluor Corp.	243,818	10,001
	MSA Safety Inc.	58,207	9,930
	AGCO Corp.	91,662	9,917
*	Trex Co. Inc.	158,773	9,785
	Esab Corp.	84,381	9,735
	KBR Inc.	192,107	9,694
	UFP Industries Inc.	89,431	9,030
*	GXO Logistics Inc.	169,419	8,920
	GATX Corp.	52,865	8,898
*	FTI Consulting Inc.	49,866	8,409
	AAON Inc.	100,000	8,295
	Science Applications International Corp.	69,841	8,220
*	Kirby Corp.	83,066	8,074
	Hexcel Corp.	119,069	7,519
	Maximus Inc.	83,439	7,336
	Timken Co.	94,271	7,281
	Sensata Technologies Holding plc	216,619	7,049
	Brink's Co.	62,191	6,968
	Landstar System Inc.	51,738	6,846
	EnerSys	58,381	5,993
	MSC Industrial Direct Co. Inc. Class A	66,010	5,956
*	Parsons Corp.	69,617	5,576
	Exponent Inc.	75,125	5,362
	Terex Corp.	97,091	4,849
*	Avis Budget Group Inc.	25,054	3,964
	Concentrix Corp.	68,107	3,593
	ManpowerGroup Inc.	68,800	2,917
	Insperity Inc.	52,721	2,911
			1,065,769
Information Technology (12.1%)
*	Pure Storage Inc. Class A	460,190	35,715
*	Flex Ltd.	567,285	30,418
*	Guidewire Software Inc.	124,205	26,955
*	Twilio Inc. Class A	226,068	23,875
*	Docusign Inc.	299,848	22,986
*	Okta Inc.	247,519	22,962
*	Dynatrace Inc.	443,936	22,463
*	Coherent Corp.	230,168	20,823
*	Ciena Corp.	210,482	19,779
*	Manhattan Associates Inc.	89,903	19,369
	Entegris Inc.	224,176	18,772
*	Fabrinet	53,057	17,577
	TD SYNNEX Corp.	93,102	13,786
*	Lumentum Holdings Inc.	102,762	13,648
*	Lattice Semiconductor Corp.	203,609	13,516
*	Commvault Systems Inc.	65,337	12,195
*	Rambus Inc.	159,048	11,733
*	MACOM Technology Solutions Holdings Inc.	88,121	11,293
*	Kyndryl Holdings Inc.	344,557	10,953
	Cognex Corp.	248,574	10,922
	MKS Inc.	99,310	10,263
*	Arrow Electronics Inc.	76,819	9,705
	Littelfuse Inc.	36,599	9,510
*	Appfolio Inc. Class A	34,127	9,466
	Vontier Corp.	219,025	9,398
	Universal Display Corp.	65,445	9,070
*	Cirrus Logic Inc.	78,690	8,986
*	Dropbox Inc. Class A	290,509	8,442
*	Onto Innovation Inc.	72,366	7,671
	Belden Inc.	58,493	7,616
*	Qualys Inc.	53,787	7,305
5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Pegasystems Inc.	131,791	7,144
	Avnet Inc.	124,189	6,777
	Dolby Laboratories Inc. Class A	90,924	6,517
*	BILL Holdings Inc.	140,347	6,515
*	Silicon Laboratories Inc.	48,230	6,480
*	Novanta Inc.	53,269	6,201
*	Allegro MicroSystems Inc.	193,569	5,972
	Crane NXT Co.	72,915	4,355
	Amkor Technology Inc.	167,913	4,062
*	Synaptics Inc.	57,174	3,994
	Power Integrations Inc.	83,546	3,768
*	Blackbaud Inc.	55,859	3,726
*	ASGN Inc.	64,823	3,517
*	IPG Photonics Corp.	38,938	3,186
			549,386
Materials (5.3%)
	RPM International Inc.	190,153	23,828
	Reliance Inc.	77,868	23,023
	Carpenter Technology Corp.	73,709	17,755
	Royal Gold Inc.	97,453	17,501
	Crown Holdings Inc.	170,359	16,930
	AptarGroup Inc.	97,783	13,618
	Alcoa Corp.	383,328	12,339
	Eagle Materials Inc.	49,290	11,381
*	Axalta Coating Systems Ltd.	323,594	10,116
	Graphic Packaging Holding Co.	446,754	9,949
	Commercial Metals Co.	167,325	9,650
	NewMarket Corp.	11,175	9,241
	Louisiana-Pacific Corp.	91,706	8,722
*	Cleveland-Cliffs Inc.	717,805	7,716
	Sonoco Products Co.	146,009	6,899
*	Knife River Corp.	83,888	6,795
	Cabot Corp.	79,540	6,487
	Silgan Holdings Inc.	120,378	5,648
	Avient Corp.	135,477	5,067
	Westlake Corp.	49,301	4,330
	Olin Corp.	170,684	4,038
	Scotts Miracle-Gro Co.	64,225	3,932
	Ashland Inc.	67,660	3,799
	Greif Inc. Class A	38,815	2,535
			241,299
Real Estate (6.8%)
	WP Carey Inc.	324,262	21,758
*	Jones Lang LaSalle Inc.	70,300	21,482
	Gaming & Leisure Properties Inc.	406,968	19,539
	Omega Healthcare Investors Inc.	428,526	18,242
	Equity LifeStyle Properties Inc.	283,113	17,069
	American Homes 4 Rent Class A	470,609	16,857
	Lamar Advertising Co. Class A	130,262	16,576
	Rexford Industrial Realty Inc.	349,653	14,479
	CubeSmart	337,551	13,813
	EastGroup Properties Inc.	77,660	13,168
	Brixmor Property Group Inc.	453,223	12,686
	NNN REIT Inc.	278,323	11,943
	Agree Realty Corp.	162,608	11,828
	First Industrial Realty Trust Inc.	196,067	10,313
	STAG Industrial Inc.	276,363	10,184
	Vornado Realty Trust	247,288	9,404
	Healthcare Realty Trust Inc. Class A	520,391	9,044
	Kite Realty Group Trust	325,543	7,429
	Cousins Properties Inc.	248,677	7,333
	Sabra Health Care REIT Inc.	352,333	6,733
	Kilroy Realty Corp.	157,640	6,556
	Independence Realty Trust Inc.	345,668	6,260
	EPR Properties	112,644	6,111
	Rayonier Inc.	207,561	5,455
	COPT Defense Properties	166,603	4,795
	PotlatchDeltic Corp.	105,710	4,443
	Park Hotels & Resorts Inc.	295,840	3,479
6

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
National Storage Affiliates Trust	104,087	3,355
		310,334
Utilities (3.4%)
* Talen Energy Corp.	67,388	25,535
Essential Utilities Inc.	381,911	15,089
OGE Energy Corp.	298,120	13,314
National Fuel Gas Co.	133,793	11,605
UGI Corp.	317,533	10,999
IDACORP Inc.	79,990	10,007
Ormat Technologies Inc.	85,335	7,841
TXNM Energy Inc.	137,202	7,771
Southwest Gas Holdings Inc.	89,454	7,146
New Jersey Resources Corp.	148,629	7,029
Portland General Electric Co.	162,144	6,937
ONE Gas Inc.	88,746	6,789
Spire Inc.	87,393	6,694
Black Hills Corp.	107,360	6,421
ALLETE Inc.	85,719	5,499
Northwestern Energy Group Inc.	90,857	5,225
		153,901
Total Common Stocks (Cost $3,494,196)		4,540,639
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund, 4.362% (Cost $5,813)	58,139	5,813
Total Investments (100.0%) (Cost $3,500,009)		4,546,452
Other Assets and Liabilities—Net (0.0%)		(332)
Net Assets (100%)		4,546,120
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,573.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $5,802 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2025	9	2,933	—

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TD SYNNEX Corp.	8/31/2026	BANA	2,591	(4.337)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,494,196)	4,540,639
Affiliated Issuers (Cost $5,813)	5,813
Total Investments in Securities	4,546,452
Investment in Vanguard	112
Receivables for Investment Securities Sold	20,568
Receivables for Accrued Income	2,954
Receivables for Capital Shares Issued	269
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	4,570,355
Liabilities
Due to Custodian	686
Payables for Investment Securities Purchased	17,085
Collateral for Securities on Loan	5,802
Payables for Capital Shares Redeemed	553
Payables to Vanguard	109
Variation Margin Payable—Futures Contracts	—
Total Liabilities	24,235
Net Assets	4,546,120
1 Includes $5,573 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	4,039,831
Total Distributable Earnings (Loss)	506,289
Net Assets	4,546,120

ETF Shares—Net Assets
Applicable to 25,617,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,825,392
Net Asset Value Per Share—ETF Shares	$110.29

Institutional Shares—Net Assets
Applicable to 3,910,760 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,720,728
Net Asset Value Per Share—Institutional Shares	$440.00
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	60,196
Interest[2]	293
Securities Lending—Net	74
Total Income	60,563
Expenses
The Vanguard Group—Note B
Investment Advisory Services	80
Management and Administrative—ETF Shares	1,670
Management and Administrative—Institutional Shares	670
Marketing and Distribution—ETF Shares	116
Marketing and Distribution—Institutional Shares	48
Custodian Fees	63
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	132
Shareholders’ Reports and Proxy Fees—Institutional Shares	23
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	2,848
Net Investment Income	57,715
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	123,580
Futures Contracts	1,085
Swap Contracts	370
Realized Net Gain (Loss)	125,035
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	118,110
Futures Contracts	(288)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	117,822
Net Increase (Decrease) in Net Assets Resulting from Operations	300,572
1	Dividends are net of foreign withholding taxes of $69.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $262, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $188,763 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	57,715	47,810
Realized Net Gain (Loss)	125,035	75,337
Change in Unrealized Appreciation (Depreciation)	117,822	447,884
Net Increase (Decrease) in Net Assets Resulting from Operations	300,572	571,031
Distributions
ETF Shares	(34,194)	(25,118)
Institutional Shares	(22,537)	(20,024)
Total Distributions	(56,731)	(45,142)
Capital Share Transactions
ETF Shares	455,229	262,912
Institutional Shares	153,471	(233,458)
Net Increase (Decrease) from Capital Share Transactions	608,700	29,454
Total Increase (Decrease)	852,541	555,343
Net Assets
Beginning of Period	3,693,579	3,138,236
End of Period	4,546,120	3,693,579
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$104.74	$89.50	$82.25	$93.08	$65.16
Investment Operations
Net Investment Income[2]	1.470	1.377	1.267	1.247	.998
Net Realized and Unrealized Gain (Loss) on Investments	5.547	15.159	7.301	(10.928)	27.898
Total from Investment Operations	7.017	16.536	8.568	(9.681)	28.896
Distributions
Dividends from Net Investment Income	(1.467)	(1.296)	(1.318)	(1.149)	(.976)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.467)	(1.296)	(1.318)	(1.149)	(.976)
Net Asset Value, End of Period	$110.29	$104.74	$89.50	$82.25	$93.08
Total Return	6.79%	18.65%	10.60%	-10.47%	44.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,825	$2,214	$1,647	$1,411	$1,476
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.45%	1.50%	1.41%	1.21%
Portfolio Turnover Rate[4]	15%	19%	14%	11%	16%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$417.85	$357.01	$328.11	$371.30	$259.90
Investment Operations
Net Investment Income[1]	6.005	5.573	5.108	5.037	4.038
Net Realized and Unrealized Gain (Loss) on Investments	22.108	60.504	29.113	(43.574)	111.307
Total from Investment Operations	28.113	66.077	34.221	(38.537)	115.345
Distributions
Dividends from Net Investment Income	(5.963)	(5.237)	(5.321)	(4.653)	(3.945)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.963)	(5.237)	(5.321)	(4.653)	(3.945)
Net Asset Value, End of Period	$440.00	$417.85	$357.01	$328.11	$371.30
Total Return	6.82%	18.68%	10.64%	-10.43%	44.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,721	$1,480	$1,491	$1,325	$1,396
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.48%	1.51%	1.43%	1.24%
Portfolio Turnover Rate[3]	15%	19%	14%	11%	16%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P Mid-Cap 400 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $112,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,540,639	—	—	4,540,639
Temporary Cash Investments	5,813	—	—	5,813
Total	4,546,452	—	—	4,546,452

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	—	—	—	—
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	188,659
Total Distributable Earnings (Loss)	(188,659)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	8,773
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,037,053
Capital Loss Carryforwards	(539,537)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	506,289
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	56,731	45,142
Long-Term Capital Gains	—	—
Total	56,731	45,142
*	Includes short-term capital gains, if any.
15

S&P Mid-Cap 400 Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,509,399
Gross Unrealized Appreciation	1,264,553
Gross Unrealized Depreciation	(227,500)
Net Unrealized Appreciation (Depreciation)	1,037,053
E.  During the year ended August 31, 2025, the fund purchased $807,038,000 of investment securities and sold $610,505,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $849,649,000 and $420,017,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $132,937,000 and sales were $83,892,000, resulting in net realized loss of $41,892,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	881,718	8,600	614,699	6,460
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(426,489)	(4,120)	(351,787)	(3,725)
Net Increase (Decrease)—ETF Shares	455,229	4,480	262,912	2,735
Institutional Shares
Issued	361,397	864	200,638	514
Issued in Lieu of Cash Distributions	18,924	45	18,304	49
Redeemed	(226,850)	(539)	(452,400)	(1,199)
Net Increase (Decrease)—Institutional Shares	153,471	370	(233,458)	(636)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

S&P Mid-Cap 400 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.0%)
*	Frontier Communications Parent Inc.	177,404	6,578
	Nexstar Media Group Inc. Class A	22,574	4,617
	New York Times Co. Class A	59,456	3,558
*	EchoStar Corp. Class A	54,511	3,368
*	ZoomInfo Technologies Inc. Class A	206,971	2,256
	Warner Music Group Corp. Class A	60,426	2,015
	Iridium Communications Inc.	43,938	1,094
			23,486
Consumer Discretionary (11.9%)
	Aramark	208,749	8,164
	Autoliv Inc.	56,650	7,029
	Lithia Motors Inc. Class A	20,735	6,981
*	Skechers USA Inc. Class A	103,780	6,546
*	Five Below Inc.	43,854	6,363
	Somnigroup International Inc.	67,438	5,661
*	Taylor Morrison Home Corp. Class A	79,947	5,386
*	Mattel Inc.	257,201	4,707
	Lear Corp.	42,585	4,684
	Thor Industries Inc.	42,379	4,645
*	AutoNation Inc.	19,820	4,342
[1]	Whirlpool Corp.	44,295	4,126
*	GameStop Corp. Class A	181,566	4,069
	VF Corp.	263,762	3,991
	Gap Inc.	176,987	3,895
	Dick's Sporting Goods Inc.	17,997	3,830
	Service Corp. International	44,223	3,505
	Brunswick Corp.	52,319	3,327
	PVH Corp.	38,228	3,223
*	Floor & Decor Holdings Inc. Class A	37,713	3,089
	Gentex Corp.	105,647	2,959
	Graham Holdings Co. Class B	2,705	2,938
	Macy's Inc.	221,894	2,936
	Penske Automotive Group Inc.	14,757	2,721
	Visteon Corp.	21,712	2,691
*	Ollie's Bargain Outlet Holdings Inc.	20,053	2,544
	Harley-Davidson Inc.	87,093	2,536
	Bath & Body Works Inc.	83,137	2,428
	Polaris Inc.	42,078	2,381
	Vail Resorts Inc.	13,978	2,290
	Marriott Vacations Worldwide Corp.	25,308	1,978
*	Capri Holdings Ltd.	93,919	1,934
*	Goodyear Tire & Rubber Co.	227,573	1,930
	KB Home	27,427	1,743
	Boyd Gaming Corp.	18,966	1,628
*	RH	6,042	1,364
	Columbia Sportswear Co.	24,419	1,361
*	YETI Holdings Inc.	38,260	1,345
*	Cava Group Inc.	14,390	972
*	Under Armour Inc. Class A	150,396	752
	Wendy's Co.	70,665	750
*	Under Armour Inc. Class C	102,031	502
			140,246
Consumer Staples (5.7%)
*	US Foods Holding Corp.	184,278	14,300
*	Performance Food Group Co.	124,332	12,607
	Albertsons Cos. Inc. Class A	321,024	6,247
*	BJ's Wholesale Club Holdings Inc.	55,748	5,446
	Casey's General Stores Inc.	9,166	4,533
*	Darling Ingredients Inc.	125,979	4,278
17

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Ingredion Inc.	29,199	3,782
*	Maplebear Inc.	70,654	3,064
*	Celsius Holdings Inc.	45,084	2,835
	Flowers Foods Inc.	156,406	2,352
*	BellRing Brands Inc.	54,625	2,242
*	Post Holdings Inc.	15,818	1,790
*	Boston Beer Co. Inc. Class A	6,557	1,450
	Marzetti Co.	7,840	1,432
*	Coty Inc. Class A	291,820	1,249
			67,607
Energy (4.1%)
	Ovintiv Inc.	206,952	8,717
*	Antero Resources Corp.	232,505	7,422
	HF Sinclair Corp.	127,564	6,490
	Chord Energy Corp.	46,004	5,055
	NOV Inc.	299,289	3,978
	Range Resources Corp.	102,790	3,523
	Murphy Oil Corp.	106,858	2,656
	Civitas Resources Inc.	67,844	2,495
	Antero Midstream Corp.	133,600	2,377
	PBF Energy Inc. Class A	78,299	2,139
	Weatherford International plc	30,053	1,915
	Matador Resources Co.	33,389	1,681
			48,448
Financials (20.9%)
	Fidelity National Financial Inc.	207,822	12,442
	Reinsurance Group of America Inc.	52,640	10,254
	Annaly Capital Management Inc.	481,975	10,213
	First Horizon Corp.	404,029	9,131
	Ally Financial Inc.	220,208	9,040
	Unum Group	127,775	8,926
	Webster Financial Corp.	134,000	8,337
	SouthState Corp.	78,417	8,003
	Comerica Inc.	104,675	7,388
	Old Republic International Corp.	181,125	7,240
	Carlyle Group Inc.	106,922	6,903
	Columbia Banking System Inc.	238,172	6,376
	Old National Bancorp	259,302	5,935
	Starwood Property Trust Inc.	276,165	5,598
	Cadence Bank	148,457	5,588
	First American Financial Corp.	81,963	5,410
	Prosperity Bancshares Inc.	75,896	5,247
	Essent Group Ltd.	80,770	5,067
	Hanover Insurance Group Inc.	28,608	4,963
	FNB Corp.	286,598	4,783
	Bank OZK	84,155	4,416
	American Financial Group Inc.	32,038	4,353
	United Bankshares Inc.	112,886	4,328
	Hancock Whitney Corp.	68,218	4,292
	Zions Bancorp NA	70,527	4,091
	Valley National Bancorp	379,382	3,968
	Jefferies Financial Group Inc.	61,001	3,956
	Selective Insurance Group Inc.	48,409	3,787
	Wintrust Financial Corp.	25,590	3,513
	Associated Banc-Corp	130,105	3,509
*	Texas Capital Bancshares Inc.	36,563	3,165
	CNO Financial Group Inc.	78,969	3,117
	Flagstar Financial Inc.	241,357	3,094
	Affiliated Managers Group Inc.	13,360	3,004
	Synovus Financial Corp.	56,472	2,914
	UMB Financial Corp.	23,874	2,910
	Voya Financial Inc.	36,817	2,765
	MGIC Investment Corp.	98,346	2,737
	Stifel Financial Corp.	23,729	2,736
	Home BancShares Inc.	90,692	2,699
	Janus Henderson Group plc	60,240	2,670
	SEI Investments Co.	29,391	2,595
	Commerce Bancshares Inc.	41,587	2,576
	Kemper Corp.	47,916	2,571
18

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Glacier Bancorp Inc.	51,862	2,549
	Western Union Co.	263,275	2,283
*	Brighthouse Financial Inc.	45,728	2,161
	Pinnacle Financial Partners Inc.	22,044	2,143
	Cullen/Frost Bankers Inc.	15,362	1,982
	First Financial Bankshares Inc.	45,122	1,677
	FirstCash Holdings Inc.	11,068	1,630
*,1	WEX Inc.	8,183	1,402
	Federated Hermes Inc. Class B	23,441	1,245
*	Euronet Worldwide Inc.	13,276	1,237
	International Bancshares Corp.	12,345	883
			245,802
Health Care (6.6%)
*	BioMarin Pharmaceutical Inc.	152,756	8,901
*	Avantor Inc.	542,783	7,311
*	Elanco Animal Health Inc.	395,597	7,259
*	Jazz Pharmaceuticals plc	49,093	6,272
*	Illumina Inc.	60,524	6,050
*	Tenet Healthcare Corp.	28,855	5,319
*	Bio-Rad Laboratories Inc. Class A	14,815	4,413
*	Option Care Health Inc.	130,430	3,741
*	Repligen Corp.	24,139	2,953
*	Penumbra Inc.	10,796	2,943
	Chemed Corp.	6,292	2,881
*	Envista Holdings Corp.	135,002	2,859
	Encompass Health Corp.	23,284	2,835
	Perrigo Co. plc	109,505	2,600
	DENTSPLY SIRONA Inc.	158,744	2,270
*	Acadia Healthcare Co. Inc.	73,378	1,685
*	Cytokinetics Inc.	47,564	1,680
	Bruker Corp.	47,580	1,617
*	LivaNova plc	25,625	1,445
*	Sotera Health Co.	65,931	1,079
*	Haemonetics Corp.	16,807	917
			77,030
Industrials (17.2%)
	CNH Industrial NV	696,652	7,977
	Regal Rexnord Corp.	52,839	7,890
	WESCO International Inc.	35,375	7,777
*	NEXTracker Inc. Class A	114,470	7,699
	Oshkosh Corp.	51,275	7,146
*	XPO Inc.	47,857	6,207
	AECOM	49,530	6,186
*	Middleby Corp.	42,600	5,830
	Graco Inc.	67,895	5,798
	Knight-Swift Transportation Holdings Inc. Class A	129,079	5,667
	Fortune Brands Innovations Inc.	95,792	5,606
*	Fluor Corp.	131,161	5,380
	AGCO Corp.	49,308	5,335
	UFP Industries Inc.	48,107	4,857
*	GXO Logistics Inc.	91,139	4,798
	Lincoln Electric Holdings Inc.	19,121	4,639
*	FTI Consulting Inc.	26,824	4,524
	Science Applications International Corp.	37,570	4,422
*	API Group Corp.	119,342	4,258
	Watsco Inc.	10,559	4,249
	Advanced Drainage Systems Inc.	29,243	4,210
	Maximus Inc.	44,884	3,946
	Timken Co.	50,712	3,916
	Sensata Technologies Holding plc	116,525	3,792
	Toro Co.	46,116	3,738
*	Core & Main Inc. Class A	57,330	3,710
	Landstar System Inc.	27,836	3,684
	Crane Co.	18,297	3,390
*	CACI International Inc. Class A	7,006	3,361
	Donaldson Co. Inc.	40,936	3,261
	EnerSys	31,406	3,224
	MSC Industrial Direct Co. Inc. Class A	35,508	3,204
	ITT Inc.	18,179	3,095
19

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	KBR Inc.	59,937	3,024
	Watts Water Technologies Inc. Class A	10,703	2,964
	Ryder System Inc.	15,477	2,902
	Genpact Ltd.	60,230	2,731
*	Trex Co. Inc.	43,559	2,685
	MSA Safety Inc.	15,654	2,671
	Terex Corp.	52,253	2,610
	Simpson Manufacturing Co. Inc.	11,328	2,165
*	Avis Budget Group Inc.	13,455	2,129
	Hexcel Corp.	32,025	2,022
	Concentrix Corp.	36,637	1,933
	Brink's Co.	16,727	1,874
	GATX Corp.	10,806	1,819
	Flowserve Corp.	31,239	1,676
	Valmont Industries Inc.	4,317	1,585
	Insperity Inc.	28,473	1,572
	ManpowerGroup Inc.	36,865	1,563
	Exponent Inc.	16,170	1,154
			201,855
Information Technology (8.6%)
*	Flex Ltd.	305,155	16,362
	TD SYNNEX Corp.	59,493	8,809
*	Arrow Electronics Inc.	41,319	5,220
	Littelfuse Inc.	19,686	5,115
	Entegris Inc.	57,886	4,847
*	Ciena Corp.	45,290	4,256
*	Lattice Semiconductor Corp.	55,860	3,708
	Avnet Inc.	66,795	3,645
	Cognex Corp.	80,226	3,525
	Dolby Laboratories Inc. Class A	48,912	3,506
*	BILL Holdings Inc.	75,499	3,505
	MKS Inc.	31,521	3,257
	Vontier Corp.	68,328	2,932
*	Lumentum Holdings Inc.	20,453	2,716
	Universal Display Corp.	19,011	2,635
*	Kyndryl Holdings Inc.	81,554	2,593
	Amkor Technology Inc.	90,523	2,190
*	Synaptics Inc.	30,702	2,145
*	Allegro MicroSystems Inc.	64,561	1,992
*	Silicon Laboratories Inc.	14,789	1,987
*	ASGN Inc.	34,888	1,893
*	Cirrus Logic Inc.	16,509	1,885
*	Onto Innovation Inc.	17,129	1,816
*	Dropbox Inc. Class A	60,954	1,771
*	IPG Photonics Corp.	21,006	1,719
*	Qualys Inc.	12,153	1,650
	Crane NXT Co.	23,578	1,408
	Power Integrations Inc.	29,592	1,335
*	Novanta Inc.	11,174	1,301
*	Blackbaud Inc.	15,309	1,021
			100,744
Materials (6.8%)
	Reliance Inc.	41,888	12,385
	Crown Holdings Inc.	91,651	9,108
	Alcoa Corp.	206,211	6,638
	RPM International Inc.	43,986	5,512
	Commercial Metals Co.	90,009	5,191
	Royal Gold Inc.	28,834	5,178
*	Cleveland-Cliffs Inc.	386,131	4,151
	Sonoco Products Co.	78,561	3,712
	AptarGroup Inc.	24,724	3,443
	Graphic Packaging Holding Co.	146,618	3,265
	Silgan Holdings Inc.	64,770	3,039
	NewMarket Corp.	3,367	2,784
	Avient Corp.	72,909	2,727
*	Axalta Coating Systems Ltd.	80,081	2,503
	Westlake Corp.	26,558	2,332
	Olin Corp.	91,710	2,170
	Ashland Inc.	36,398	2,044
20

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Cabot Corp.	18,829	1,536
	Greif Inc. Class A	20,794	1,358
	Scotts Miracle-Gro Co.	21,722	1,330
			80,406
Real Estate (9.4%)
	WP Carey Inc.	174,422	11,704
	Rexford Industrial Realty Inc.	188,082	7,788
	NNN REIT Inc.	149,710	6,424
	Gaming & Leisure Properties Inc.	124,781	5,991
	Omega Healthcare Investors Inc.	138,308	5,888
	American Homes 4 Rent Class A	156,942	5,621
	STAG Industrial Inc.	148,648	5,478
*	Jones Lang LaSalle Inc.	17,773	5,431
	Healthcare Realty Trust Inc. Class A	279,921	4,865
	Equity LifeStyle Properties Inc.	76,145	4,591
	Cousins Properties Inc.	133,748	3,944
	EastGroup Properties Inc.	22,139	3,754
	Agree Realty Corp.	51,604	3,754
	Sabra Health Care REIT Inc.	189,524	3,622
	Kilroy Realty Corp.	84,793	3,526
	CubeSmart	83,524	3,418
	Lamar Advertising Co. Class A	25,926	3,299
	EPR Properties	60,592	3,287
	Brixmor Property Group Inc.	112,142	3,139
	Rayonier Inc.	111,674	2,935
	First Industrial Realty Trust Inc.	48,511	2,552
	PotlatchDeltic Corp.	56,970	2,394
	Kite Realty Group Trust	99,800	2,277
	Vornado Realty Trust	35,915	1,366
	Independence Realty Trust Inc.	74,361	1,347
	COPT Defense Properties	43,069	1,239
	Park Hotels & Resorts Inc.	81,203	955
			110,589
Utilities (6.7%)
*	Talen Energy Corp.	36,250	13,736
	Essential Utilities Inc.	205,435	8,117
	OGE Energy Corp.	160,366	7,162
	National Fuel Gas Co.	71,969	6,242
	UGI Corp.	170,810	5,917
	TXNM Energy Inc.	73,806	4,180
	Southwest Gas Holdings Inc.	48,116	3,843
	New Jersey Resources Corp.	79,950	3,781
	Portland General Electric Co.	87,232	3,732
	ONE Gas Inc.	47,737	3,652
	Spire Inc.	47,009	3,601
	Black Hills Corp.	57,756	3,454
	IDACORP Inc.	25,387	3,176
	ALLETE Inc.	46,120	2,959
	Northwestern Energy Group Inc.	48,891	2,812
	Ormat Technologies Inc.	25,247	2,320
			78,684
Total Common Stocks (Cost $1,050,062)			1,174,897
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $1,266)	12,660	1,266
Total Investments (100.0%) (Cost $1,051,328)			1,176,163
Other Assets and Liabilities—Net (0.0%)			168
Net Assets (100%)			1,176,331
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $864.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $891 was received for securities on loan.
REIT—Real Estate Investment Trust.
21

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2025	4	1,303	51
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,050,062)	1,174,897
Affiliated Issuers (Cost $1,266)	1,266
Total Investments in Securities	1,176,163
Investment in Vanguard	26
Cash	13
Cash Collateral Pledged—Futures Contracts	90
Receivables for Investment Securities Sold	9,032
Receivables for Accrued Income	1,058
Receivables for Capital Shares Issued	128
Total Assets	1,186,510
Liabilities
Payables for Investment Securities Purchased	9,233
Collateral for Securities on Loan	891
Payables to Vanguard	47
Variation Margin Payable—Futures Contracts	8
Total Liabilities	10,179
Net Assets	1,176,331
1 Includes $864 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,345,740
Total Distributable Earnings (Loss)	(169,409)
Net Assets	1,176,331

ETF Shares—Net Assets
Applicable to 10,605,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,069,313
Net Asset Value Per Share—ETF Shares	$100.83

Institutional Shares—Net Assets
Applicable to 264,488 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,018
Net Asset Value Per Share—Institutional Shares	$404.62
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends	21,432
Interest[1]	71
Securities Lending—Net	18
Total Income	21,521
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—ETF Shares	931
Management and Administrative—Institutional Shares	44
Marketing and Distribution—ETF Shares	44
Marketing and Distribution—Institutional Shares	4
Custodian Fees	28
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	67
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	1,183
Net Investment Income	20,338
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	94,106
Futures Contracts	(10)
Swap Contracts	473
Realized Net Gain (Loss)	94,569
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(24,765)
Futures Contracts	(8)
Swap Contracts	(157)
Change in Unrealized Appreciation (Depreciation)	(24,930)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,977
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $63, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $109,185 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,338	17,567
Realized Net Gain (Loss)	94,569	20,796
Change in Unrealized Appreciation (Depreciation)	(24,930)	113,479
Net Increase (Decrease) in Net Assets Resulting from Operations	89,977	151,842
Distributions
ETF Shares	(15,858)	(13,008)
Institutional Shares	(2,134)	(1,689)
Total Distributions	(17,992)	(14,697)
Capital Share Transactions
ETF Shares	84,825	(14,499)
Institutional Shares	(23,160)	8,975
Net Increase (Decrease) from Capital Share Transactions	61,665	(5,524)
Total Increase (Decrease)	133,650	131,621
Net Assets
Beginning of Period	1,042,681	911,060
End of Period	1,176,331	1,042,681
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$94.72	$82.68	$76.82	$82.65	$54.80
Investment Operations
Net Investment Income[2]	1.861	1.575	1.383	1.442	1.244
Net Realized and Unrealized Gain (Loss) on Investments	5.914	11.794	5.987	(5.769)	28.198
Total from Investment Operations	7.775	13.369	7.370	(4.327)	29.442
Distributions
Dividends from Net Investment Income	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)
Net Asset Value, End of Period	$100.83	$94.72	$82.68	$76.82	$82.65
Total Return	8.31%	16.34%	9.79%	-5.34%	54.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,069	$919	$812	$807	$822
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.95%	1.85%	1.75%	1.79%	1.72%
Portfolio Turnover Rate[3]	39%	41%	43%	33%	36%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$380.08	$331.78	$308.23	$331.49	$219.78
Investment Operations
Net Investment Income[1]	7.779	6.508	5.762	6.147	5.090
Net Realized and Unrealized Gain (Loss) on Investments	23.696	47.369	24.063	(23.292)	113.153
Total from Investment Operations	31.475	53.877	29.825	(17.145)	118.243
Distributions
Dividends from Net Investment Income	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)
Net Asset Value, End of Period	$404.62	$380.08	$331.78	$308.23	$331.49
Total Return	8.38%	16.39%	9.88%	-5.23%	54.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107	$123	$99	$79	$162
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.03%	1.90%	1.81%	1.90%	1.79%
Portfolio Turnover Rate[2]	39%	41%	43%	33%	36%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at August 31, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
28

S&P Mid-Cap 400 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
29

S&P Mid-Cap 400 Value Index Fund
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	109,241
Total Distributable Earnings (Loss)	(109,241)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,279
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	123,332
Capital Loss Carryforwards	(305,020)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(169,409)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	17,992	14,697
Long-Term Capital Gains	—	—
Total	17,992	14,697
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,052,831
Gross Unrealized Appreciation	195,898
Gross Unrealized Depreciation	(72,566)
Net Unrealized Appreciation (Depreciation)	123,332
E.  During the year ended August 31, 2025, the fund purchased $401,813,000 of investment securities and sold $405,096,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $376,960,000 and $304,770,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $263,018,000 and sales were $146,327,000, resulting in net realized loss of $4,654,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
30

S&P Mid-Cap 400 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	390,519	4,060	230,105	2,705
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(305,694)	(3,160)	(244,604)	(2,825)
Net Increase (Decrease)—ETF Shares	84,825	900	(14,499)	(120)
Institutional Shares
Issued	12,202	31	22,338	67
Issued in Lieu of Cash Distributions	1,834	5	1,530	4
Redeemed	(37,196)	(97)	(14,893)	(43)
Net Increase (Decrease)—Institutional Shares	(23,160)	(61)	8,975	28
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
31

S&P Mid-Cap 400 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (0.8%)
	New York Times Co. Class A	71,884	4,301
*	EchoStar Corp. Class A	53,942	3,333
	Warner Music Group Corp. Class A	57,443	1,916
	Iridium Communications Inc.	43,473	1,082
			10,632
Consumer Discretionary (14.1%)
*	Burlington Stores Inc.	51,674	15,021
	Toll Brothers Inc.	81,573	11,339
*	TopBuild Corp.	23,312	9,809
*	Duolingo Inc. Class A	32,208	9,593
	Texas Roadhouse Inc. Class A	54,423	9,391
	Somnigroup International Inc.	99,947	8,391
	Wingstop Inc.	22,890	7,511
*	Chewy Inc. Class A	180,036	7,374
*	Planet Fitness Inc. Class A	68,787	7,209
*	Light & Wonder Inc.	69,220	6,401
	Churchill Downs Inc.	59,255	6,146
	Dick's Sporting Goods Inc.	27,802	5,916
	Service Corp. International	71,237	5,645
	Murphy USA Inc.	14,752	5,554
	H&R Block Inc.	109,827	5,530
	Wyndham Hotels & Resorts Inc.	63,165	5,471
	Hyatt Hotels Corp. Class A	34,408	4,964
*	Grand Canyon Education Inc.	22,947	4,625
*	Floor & Decor Holdings Inc. Class A	49,433	4,050
*	Valvoline Inc.	104,278	4,044
*	Ollie's Bargain Outlet Holdings Inc.	29,721	3,770
*	Abercrombie & Fitch Co. Class A	39,084	3,655
*	Cava Group Inc.	52,549	3,550
	Travel + Leisure Co.	54,485	3,444
*	GameStop Corp. Class A	146,926	3,293
*	Crocs Inc.	36,002	3,139
	Vail Resorts Inc.	16,234	2,659
	Boyd Gaming Corp.	30,551	2,623
	Bath & Body Works Inc.	89,132	2,604
*	Hilton Grand Vacations Inc.	52,105	2,476
	Choice Hotels International Inc.	18,133	2,168
	Gentex Corp.	75,617	2,118
	KB Home	30,596	1,944
*	RH	6,221	1,404
*	YETI Holdings Inc.	28,536	1,003
	Wendy's Co.	59,546	632
			184,466
Consumer Staples (4.3%)
*	Sprouts Farmers Market Inc.	80,278	11,282
	Casey's General Stores Inc.	21,011	10,390
*	elf Beauty Inc.	46,267	5,783
	Coca-Cola Consolidated Inc.	48,088	5,638
*	Celsius Holdings Inc.	82,545	5,191
*	BJ's Wholesale Club Holdings Inc.	50,914	4,973
	Ingredion Inc.	22,684	2,939
*	Maplebear Inc.	61,986	2,688
*	Post Holdings Inc.	20,736	2,346
*	BellRing Brands Inc.	47,921	1,967
	Marzetti Co.	7,759	1,417
	Pilgrim's Pride Corp.	26,070	1,159
			55,773
32

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
Energy (2.9%)
	DT Midstream Inc.	83,340	8,682
	Permian Resources Corp.	523,167	7,476
	Viper Energy Inc. Class A	138,407	5,515
*	CNX Resources Corp.	118,722	3,467
	Range Resources Corp.	90,181	3,090
	Matador Resources Co.	61,135	3,079
*	Valaris Ltd.	53,636	2,664
	Antero Midstream Corp.	137,594	2,448
	Weatherford International plc	28,572	1,820
			38,241
Financials (14.2%)
	Equitable Holdings Inc.	249,300	13,278
	East West Bancorp Inc.	113,063	11,887
	RenaissanceRe Holdings Ltd.	39,910	9,698
	Evercore Inc. Class A	29,494	9,484
	Houlihan Lokey Inc. Class A	44,127	8,792
	Kinsale Capital Group Inc.	18,167	8,310
	Western Alliance Bancorp	89,420	8,008
	Primerica Inc.	26,956	7,260
	Stifel Financial Corp.	59,833	6,898
	Morningstar Inc.	21,835	5,730
	Hamilton Lane Inc. Class A	35,551	5,487
	SLM Corp.	172,155	5,385
*,1	Shift4 Payments Inc. Class A	55,350	5,005
	Ryan Specialty Holdings Inc. Class A	88,308	4,992
	Cullen/Frost Bankers Inc.	36,921	4,764
	RLI Corp.	68,509	4,640
	Jefferies Financial Group Inc.	70,845	4,594
	SEI Investments Co.	47,344	4,180
	Carlyle Group Inc.	64,674	4,175
	UMB Financial Corp.	33,953	4,139
	Pinnacle Financial Partners Inc.	40,363	3,924
	Wintrust Financial Corp.	28,553	3,920
	American Financial Group Inc.	25,925	3,522
	Commerce Bancshares Inc.	56,776	3,517
*,1	WEX Inc.	19,665	3,370
	Voya Financial Inc.	41,077	3,084
	FirstCash Holdings Inc.	20,264	2,984
	Synovus Financial Corp.	55,883	2,884
	Zions Bancorp NA	48,422	2,809
	MGIC Investment Corp.	93,493	2,602
	International Bancshares Corp.	31,124	2,227
	First Financial Bankshares Inc.	59,144	2,198
	Affiliated Managers Group Inc.	9,562	2,150
	Glacier Bancorp Inc.	43,703	2,148
	Federated Hermes Inc. Class B	37,758	2,005
*	Euronet Worldwide Inc.	19,675	1,834
	Janus Henderson Group plc	41,365	1,833
	Home BancShares Inc.	57,248	1,704
			185,421
Health Care (10.2%)
*	Neurocrine Biosciences Inc.	81,187	11,334
*	United Therapeutics Corp.	37,004	11,277
*	Medpace Holdings Inc.	19,334	9,194
*	Tenet Healthcare Corp.	46,481	8,568
*	Exelixis Inc.	223,717	8,371
	Ensign Group Inc.	46,818	8,042
*	Doximity Inc. Class A	109,518	7,441
*	Halozyme Therapeutics Inc.	101,084	7,394
	Encompass Health Corp.	58,708	7,148
*	Hims & Hers Health Inc.	160,841	6,812
*	Illumina Inc.	67,527	6,750
*	HealthEquity Inc.	71,067	6,348
*	Globus Medical Inc. Class A	92,656	5,677
*	Penumbra Inc.	20,650	5,630
*	Masimo Corp.	36,917	5,158
*	Roivant Sciences Ltd.	345,366	4,120
*	Lantheus Holdings Inc.	56,759	3,116
33

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Chemed Corp.	5,522	2,529
*	Repligen Corp.	18,002	2,202
*	Cytokinetics Inc.	48,984	1,731
	Bruker Corp.	41,740	1,418
*	Haemonetics Corp.	23,907	1,304
*	LivaNova plc	18,343	1,034
*	Sotera Health Co.	57,843	947
			133,545
Industrials (29.1%)
	EMCOR Group Inc.	36,717	22,764
	Comfort Systems USA Inc.	28,873	20,309
	RB Global Inc.	151,922	17,401
	Curtiss-Wright Corp.	30,918	14,783
	Carlisle Cos. Inc.	35,401	13,661
	nVent Electric plc	135,059	12,208
	BWX Technologies Inc.	74,948	12,145
	Woodward Inc.	48,812	12,048
	Owens Corning	69,773	10,478
*	RBC Bearings Inc.	25,714	10,027
*	Clean Harbors Inc.	41,316	10,007
*	MasTec Inc.	50,294	9,138
*	ATI Inc.	115,725	8,973
	Mueller Industries Inc.	90,771	8,709
	Applied Industrial Technologies Inc.	31,243	8,235
	Acuity Inc.	25,107	8,197
	Tetra Tech Inc.	216,162	7,873
	ITT Inc.	45,838	7,804
*	Chart Industries Inc.	36,863	7,349
*	American Airlines Group Inc.	541,029	7,234
	AECOM	57,522	7,184
	Watsco Inc.	17,743	7,139
*	Saia Inc.	21,849	6,477
	Lincoln Electric Holdings Inc.	26,104	6,334
*	Paylocity Holding Corp.	35,340	6,334
*	API Group Corp.	176,870	6,311
*	AeroVironment Inc.	26,113	6,302
*	Core & Main Inc. Class A	96,335	6,235
*	XPO Inc.	47,355	6,142
*	ExlService Holdings Inc.	133,463	5,843
	Graco Inc.	67,181	5,737
	Esab Corp.	46,748	5,393
*	CACI International Inc. Class A	10,824	5,192
*	Alaska Air Group Inc.	73,585	4,620
	AAON Inc.	55,401	4,595
*	Kirby Corp.	46,022	4,473
	Donaldson Co. Inc.	55,884	4,452
	Valmont Industries Inc.	12,020	4,413
	Simpson Manufacturing Co. Inc.	22,647	4,328
	Flowserve Corp.	75,072	4,028
	Advanced Drainage Systems Inc.	27,801	4,002
	Crane Co.	21,251	3,938
	Ryder System Inc.	17,975	3,371
	Watts Water Technologies Inc. Class A	11,473	3,177
	Genpact Ltd.	69,956	3,172
*	Parsons Corp.	38,581	3,090
	GATX Corp.	18,157	3,056
	Toro Co.	34,391	2,788
	MSA Safety Inc.	16,125	2,751
*	Trex Co. Inc.	43,106	2,657
	KBR Inc.	44,706	2,256
	Hexcel Corp.	32,985	2,083
	Brink's Co.	17,232	1,931
	Exponent Inc.	24,976	1,783
			380,930
Information Technology (15.5%)
*	Pure Storage Inc. Class A	254,954	19,787
*	Guidewire Software Inc.	68,812	14,934
*	Twilio Inc. Class A	125,246	13,227
*	Docusign Inc.	166,123	12,735
34

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Okta Inc.	137,130	12,722
*	Dynatrace Inc.	245,951	12,445
*	Coherent Corp.	127,516	11,536
*	Manhattan Associates Inc.	49,807	10,731
*	Fabrinet	29,394	9,738
*	Commvault Systems Inc.	36,198	6,756
*	Ciena Corp.	69,966	6,575
*	Rambus Inc.	88,116	6,500
*	MACOM Technology Solutions Holdings Inc.	48,821	6,256
	Entegris Inc.	64,584	5,408
*	Appfolio Inc. Class A	18,906	5,244
*	Lumentum Holdings Inc.	35,867	4,764
	Belden Inc.	32,403	4,219
	Pegasystems Inc.	73,015	3,958
*	Lattice Semiconductor Corp.	55,274	3,669
*	Kyndryl Holdings Inc.	106,898	3,398
*	Cirrus Logic Inc.	26,594	3,037
*	Dropbox Inc. Class A	98,191	2,854
	Cognex Corp.	55,084	2,420
*	Onto Innovation Inc.	22,453	2,380
*	Qualys Inc.	17,286	2,348
	MKS Inc.	22,559	2,331
	Universal Display Corp.	16,682	2,312
	Vontier Corp.	50,962	2,187
*	Novanta Inc.	18,000	2,095
*	Silicon Laboratories Inc.	11,485	1,543
*	Allegro MicroSystems Inc.	40,757	1,257
*	Blackbaud Inc.	15,149	1,011
	Crane NXT Co.	16,191	967
	Power Integrations Inc.	15,701	708
			202,052
Materials (3.9%)
	Carpenter Technology Corp.	40,836	9,837
	RPM International Inc.	60,049	7,525
	Eagle Materials Inc.	27,307	6,305
	Louisiana-Pacific Corp.	50,807	4,832
	Royal Gold Inc.	24,296	4,363
	AptarGroup Inc.	28,713	3,999
*	Knife River Corp.	46,478	3,765
*	Axalta Coating Systems Ltd.	96,819	3,027
	NewMarket Corp.	2,726	2,254
	Graphic Packaging Holding Co.	96,546	2,150
	Cabot Corp.	24,681	2,013
	Scotts Miracle-Gro Co.	13,135	804
			50,874
Real Estate (4.4%)
*	Jones Lang LaSalle Inc.	20,641	6,307
	Lamar Advertising Co. Class A	45,465	5,785
	Equity LifeStyle Properties Inc.	78,420	4,728
	Gaming & Leisure Properties Inc.	96,946	4,654
	CubeSmart	100,980	4,132
	Omega Healthcare Investors Inc.	94,963	4,043
	Vornado Realty Trust	100,006	3,803
	Brixmor Property Group Inc.	135,580	3,795
	American Homes 4 Rent Class A	99,065	3,549
	EastGroup Properties Inc.	20,220	3,429
	First Industrial Realty Trust Inc.	58,650	3,085
	Agree Realty Corp.	36,936	2,687
	Independence Realty Trust Inc.	114,881	2,080
	National Storage Affiliates Trust	57,717	1,860
	Kite Realty Group Trust	77,539	1,769
	COPT Defense Properties	48,048	1,383
	Park Hotels & Resorts Inc.	80,351	945
			58,034
Utilities (0.3%)
	IDACORP Inc.	18,166	2,273
35

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Ormat Technologies Inc.	21,276	1,955
		4,228
Total Common Stocks (Cost $1,023,417)		1,304,196
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund, 4.362% (Cost $3,900)	39,002	3,900
Total Investments (100.0%) (Cost $1,027,317)		1,308,096
Other Assets and Liabilities—Net (0.0%)		(391)
Net Assets (100%)		1,307,705
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $902.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $922 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2025	2	652	(5)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alaska Air Group Inc.	8/31/2026	BANA	1,632	(4.337)	—	—
Crocs Inc.	8/31/2026	BANA	872	(4.337)	—	—
Pilgrim's Pride Corp.	8/31/2026	BANA	311	(4.337)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,023,417)	1,304,196
Affiliated Issuers (Cost $3,900)	3,900
Total Investments in Securities	1,308,096
Investment in Vanguard	33
Cash	121
Cash Collateral Pledged—Futures Contracts	50
Receivables for Investment Securities Sold	1,445
Receivables for Accrued Income	516
Receivables for Capital Shares Issued	28
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	1,310,289
Liabilities
Payables for Investment Securities Purchased	1,602
Collateral for Securities on Loan	922
Payables for Capital Shares Redeemed	4
Payables to Vanguard	52
Variation Margin Payable—Futures Contracts	4
Total Liabilities	2,584
Net Assets	1,307,705
1 Includes $902 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,405,293
Total Distributable Earnings (Loss)	(97,588)
Net Assets	1,307,705

ETF Shares—Net Assets
Applicable to 9,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,148,434
Net Asset Value Per Share—ETF Shares	$118.40

Institutional Shares—Net Assets
Applicable to 337,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	159,271
Net Asset Value Per Share—Institutional Shares	$472.15
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	11,368
Interest[2]	79
Securities Lending—Net	24
Total Income	11,471
Expenses
The Vanguard Group—Note B
Investment Advisory Services	26
Management and Administrative—ETF Shares	1,124
Management and Administrative—Institutional Shares	62
Marketing and Distribution—ETF Shares	47
Marketing and Distribution—Institutional Shares	4
Custodian Fees	19
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	84
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	1,413
Net Investment Income	10,058
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	32,630
Futures Contracts	6
Swap Contracts	340
Realized Net Gain (Loss)	32,976
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	21,812
Futures Contracts	(56)
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	21,756
Net Increase (Decrease) in Net Assets Resulting from Operations	64,790
1	Dividends are net of foreign withholding taxes of $42.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $74, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $73,854 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
38

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,058	10,948
Realized Net Gain (Loss)	32,976	78,585
Change in Unrealized Appreciation (Depreciation)	21,756	112,177
Net Increase (Decrease) in Net Assets Resulting from Operations	64,790	201,710
Distributions
ETF Shares	(8,641)	(9,419)
Institutional Shares	(1,218)	(2,206)
Total Distributions	(9,859)	(11,625)
Capital Share Transactions
ETF Shares	40,160	119,111
Institutional Shares	(18,546)	(40,646)
Net Increase (Decrease) from Capital Share Transactions	21,614	78,465
Total Increase (Decrease)	76,545	268,550
Net Assets
Beginning of Period	1,231,160	962,610
End of Period	1,307,705	1,231,160
See accompanying Notes, which are an integral part of the Financial Statements.
39

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$113.32	$94.90	$86.30	$102.72	$76.26
Investment Operations
Net Investment Income[2]	.894	1.026	.988	.809	.526
Net Realized and Unrealized Gain (Loss) on Investments	5.073	18.521	8.500	(16.729)	26.594
Total from Investment Operations	5.967	19.547	9.488	(15.920)	27.120
Distributions
Dividends from Net Investment Income	(.887)	(1.127)	(.888)	(.500)	(.660)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.887)	(1.127)	(.888)	(.500)	(.660)
Net Asset Value, End of Period	$118.40	$113.32	$94.90	$86.30	$102.72
Total Return	5.30%	20.80%	11.12%	-15.57%	35.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,148	$1,061	$785	$725	$925
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.79%	1.00%	1.12%	0.85%	0.57%
Portfolio Turnover Rate[3]	38%	48%	48%	44%	40%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$451.83	$378.38	$344.11	$409.55	$303.97
Investment Operations
Net Investment Income[1]	3.886	4.381	4.208	3.533	2.347
Net Realized and Unrealized Gain (Loss) on Investments	20.200	73.820	33.855	(66.731)	106.033
Total from Investment Operations	24.086	78.201	38.063	(63.198)	108.380
Distributions
Dividends from Net Investment Income	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)
Net Asset Value, End of Period	$472.15	$451.83	$378.38	$344.11	$409.55
Total Return	5.37%	20.86%	11.21%	-15.50%	35.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$170	$177	$125	$151
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.87%	1.08%	1.19%	0.94%	0.65%
Portfolio Turnover Rate[2]	38%	48%	48%	44%	40%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
42

S&P Mid-Cap 400 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $33,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

S&P Mid-Cap 400 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,304,196	—	—	1,304,196
Temporary Cash Investments	3,900	—	—	3,900
Total	1,308,096	—	—	1,308,096

Derivative Financial Instruments
Assets
Swap Contracts	—	—	—	—
Liabilities
Futures Contracts[1]	(5)	—	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	74,129
Total Distributable Earnings (Loss)	(74,129)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	5,952
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	279,780
Capital Loss Carryforwards	(383,320)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(97,588)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	9,859	11,625
Long-Term Capital Gains	—	—
Total	9,859	11,625
*	Includes short-term capital gains, if any.
44

S&P Mid-Cap 400 Growth Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,028,316
Gross Unrealized Appreciation	327,154
Gross Unrealized Depreciation	(47,374)
Net Unrealized Appreciation (Depreciation)	279,780
E.  During the year ended August 31, 2025, the fund purchased $485,051,000 of investment securities and sold $471,730,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $191,242,000 and $183,509,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $135,905,000 and sales were $227,472,000, resulting in net realized loss of $26,932,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	232,018	2,040	283,173	2,645
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(191,858)	(1,700)	(164,062)	(1,560)
Net Increase (Decrease)—ETF Shares	40,160	340	119,111	1,085
Institutional Shares
Issued	16,731	38	30,040	68
Issued in Lieu of Cash Distributions	1,218	3	2,206	6
Redeemed	(36,495)	(81)	(72,892)	(166)
Net Increase (Decrease)—Institutional Shares	(18,546)	(40)	(40,646)	(92)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
45

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
46

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Mid-Cap 400 Index Fund	79.1%
S&P Mid-Cap 400 Value Index Fund	87.2
S&P Mid-Cap 400 Growth Index Fund	90.4
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P Mid-Cap 400 Index Fund	40,938
S&P Mid-Cap 400 Value Index Fund	15,387
S&P Mid-Cap 400 Growth Index Fund	9,574
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Mid-Cap 400 Index Fund	145
S&P Mid-Cap 400 Value Index Fund	35
S&P Mid-Cap 400 Growth Index Fund	38
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P Mid-Cap 400 Index Fund	8,095
S&P Mid-Cap 400 Value Index Fund	2,605
S&P Mid-Cap 400 Growth Index Fund	285

Q18420 102025
47

Financial Statements
For the year ended August 31, 2025
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Contents
S&P Small-Cap 600 Index Fund	1
S&P Small-Cap 600 Value Index Fund	20
S&P Small-Cap 600 Growth Index Fund	37
Report of Independent Registered Public Accounting Firm	52
Tax information	53

S&P Small-Cap 600 Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (2.9%)
*	Lumen Technologies Inc.	3,361,656	16,707
	Telephone & Data Systems Inc.	323,473	12,968
	TEGNA Inc.	526,404	11,160
*	Madison Square Garden Sports Corp.	54,890	10,860
*	Cargurus Inc. Class A	277,117	9,588
[1]	Cinemark Holdings Inc.	331,074	8,542
*	IAC Inc.	213,707	7,826
*	DoubleVerify Holdings Inc.	442,328	7,197
*	TripAdvisor Inc.	387,302	6,747
*	Yelp Inc. Class A	209,373	6,620
	John Wiley & Sons Inc. Class A	133,978	5,437
	Cogent Communications Holdings Inc.	139,139	5,319
*	Ziff Davis Inc.	138,024	5,274
	Uniti Group Inc.	485,305	3,057
*	QuinStreet Inc.	186,753	2,928
*	Cars.com Inc.	189,712	2,476
*	Angi Inc. Class A	138,669	2,457
	Cable One Inc.	15,133	2,444
*	Gogo Inc.	196,156	2,154
	Shenandoah Telecommunications Co.	150,592	1,995
	Scholastic Corp.	77,160	1,980
*	Thryv Holdings Inc.	134,936	1,735
	Shutterstock Inc.	79,879	1,672
*	TechTarget Inc.	89,431	528
			137,671
Consumer Discretionary (13.6%)
	BorgWarner Inc.	720,618	30,814
*	Stride Inc.	140,678	22,957
*	Brinker International Inc.	145,687	22,724
	Installed Building Products Inc.	74,667	19,549
	Group 1 Automotive Inc.	41,526	19,300
	Meritage Homes Corp.	235,329	18,283
*	Etsy Inc.	341,687	18,113
*	Boot Barn Holdings Inc.	100,238	17,819
*	Asbury Automotive Group Inc.	64,396	16,198
*	Adtalem Global Education Inc.	117,718	15,415
*	Frontdoor Inc.	241,099	14,647
*	Dorman Products Inc.	88,963	14,393
*	Shake Shack Inc. Class A	131,777	13,968
*	Cavco Industries Inc.	26,253	13,927
*	Champion Homes Inc.	172,622	13,026
*	M/I Homes Inc.	87,733	12,920
	Kontoor Brands Inc.	163,795	12,653
*	Urban Outfitters Inc.	185,167	12,421
	Signet Jewelers Ltd.	140,687	12,387
	Patrick Industries Inc.	109,469	12,244
	Advance Auto Parts Inc.	196,234	11,968
	Academy Sports & Outdoors Inc.	218,191	11,684
*	Tri Pointe Homes Inc.	296,954	10,491
*	Penn Entertainment Inc.	477,174	9,653
	Cheesecake Factory Inc.	149,442	9,185
	LCI Industries	82,590	8,707
	Dana Inc.	425,385	8,576
	Wolverine World Wide Inc.	265,799	8,490
	Newell Brands Inc.	1,369,901	8,110
	Phinia Inc.	130,533	7,634
*	Hanesbrands Inc.	1,159,851	7,319
*	Six Flags Entertainment Corp.	308,356	6,997
*	Green Brick Partners Inc.	99,404	6,942

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Steven Madden Ltd.	238,184	6,917
*	Adient plc	275,521	6,833
*	Foot Locker Inc.	272,668	6,735
	American Eagle Outfitters Inc.	517,099	6,691
	Acushnet Holdings Corp.	86,726	6,648
	Perdoceo Education Corp.	202,034	6,615
	Strategic Education Inc.	78,439	6,381
*	Victoria's Secret & Co.	261,844	6,028
*	National Vision Holdings Inc.	259,275	5,948
	Century Communities Inc.	88,158	5,808
	Buckle Inc.	99,394	5,625
[1]	Kohl's Corp.	365,087	5,498
*	Sonos Inc.	393,838	5,482
	Papa John's International Inc.	107,371	5,230
	La-Z-Boy Inc.	135,409	5,006
*	Sally Beauty Holdings Inc.	330,902	4,586
*	Topgolf Callaway Brands Corp.	463,996	4,436
	Cracker Barrel Old Country Store Inc.	73,015	4,368
	Monarch Casino & Resort Inc.	41,786	4,360
	Upbound Group Inc.	168,767	4,288
	Leggett & Platt Inc.	443,225	4,259
*	LGI Homes Inc.	67,544	4,182
*	Fox Factory Holding Corp.	136,776	3,957
	Sonic Automotive Inc. Class A	47,473	3,902
*	Gentherm Inc.	101,185	3,721
	Carter's Inc.	119,505	3,413
*	G-III Apparel Group Ltd.	124,944	3,373
	Winnebago Industries Inc.	91,897	3,306
*	XPEL Inc.	74,383	2,764
	Standard Motor Products Inc.	68,192	2,647
*	Pursuit Attractions & Hospitality Inc.	70,415	2,626
*	Dream Finders Homes Inc. Class A	93,642	2,602
	Matthews International Corp. Class A	101,675	2,498
*	BJ's Restaurants Inc.	72,529	2,434
*	Dave & Buster's Entertainment Inc.	90,670	2,327
*	Sabre Corp.	1,271,776	2,276
*	American Axle & Manufacturing Holdings Inc.	389,240	2,265
	Ethan Allen Interiors Inc.	74,214	2,190
	Oxford Industries Inc.	45,851	2,020
	Sturm Ruger & Co. Inc.	54,344	1,884
*	Helen of Troy Ltd.	75,229	1,847
	Bloomin' Brands Inc.	248,254	1,825
*	Mister Car Wash Inc.	309,207	1,766
	Caleres Inc.	111,791	1,677
*	MarineMax Inc.	62,139	1,637
	Monro Inc.	98,196	1,628
	Golden Entertainment Inc.	64,660	1,608
	Guess? Inc.	89,954	1,512
	Shoe Carnival Inc.	57,881	1,210
	Jack in the Box Inc.	61,746	1,192
			637,545
Consumer Staples (2.9%)
	Cal-Maine Foods Inc.	141,426	16,354
	WD-40 Co.	44,354	9,582
*	Freshpet Inc.	159,975	8,930
	PriceSmart Inc.	81,484	8,740
*	Simply Good Foods Co.	300,980	8,617
*	Chefs' Warehouse Inc.	116,086	7,330
	Interparfums Inc.	59,000	6,781
	Energizer Holdings Inc.	215,457	5,938
*	Grocery Outlet Holding Corp.	321,527	5,823
	J & J Snack Foods Corp.	51,046	5,695
*	United Natural Foods Inc.	198,498	5,613
*	Central Garden & Pet Co. Class A	162,387	5,364
	WK Kellogg Co.	217,854	4,993
	Universal Corp.	81,049	4,535
	Andersons Inc.	105,756	4,325
	Fresh Del Monte Produce Inc.	110,037	3,992
	Edgewell Personal Care Co.	154,238	3,705

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	National Beverage Corp.	76,760	3,228
	SpartanNash Co.	111,004	2,975
*	TreeHouse Foods Inc.	149,051	2,734
	Tootsie Roll Industries Inc.	54,836	2,205
	John B Sanfilippo & Son Inc.	29,907	1,941
	MGP Ingredients Inc.	44,731	1,323
	B&G Foods Inc.	262,663	1,185
*	USANA Health Sciences Inc.	35,512	1,133
*	Central Garden & Pet Co.	27,321	995
			134,036
Energy (4.1%)
	Magnolia Oil & Gas Corp. Class A	612,127	15,230
	Archrock Inc.	579,234	14,342
	Core Natural Resources Inc.	163,868	12,169
	California Resources Corp.	228,119	11,333
	SM Energy Co.	375,385	10,717
	Cactus Inc. Class A	224,498	9,418
*	Tidewater Inc.	149,278	8,986
	Northern Oil & Gas Inc.	322,151	8,427
*	Oceaneering International Inc.	329,845	8,048
	Peabody Energy Corp.	398,807	6,939
	Helmerich & Payne Inc.	325,991	6,810
	Patterson-UTI Energy Inc.	1,151,582	6,691
	International Seaways Inc.	132,682	6,026
	Liberty Energy Inc. Class A	531,074	5,975
*	Par Pacific Holdings Inc.	169,159	5,860
	Crescent Energy Co. Class A	602,612	5,749
	Kinetik Holdings Inc. Class A	125,823	5,263
	World Kinect Corp.	185,706	4,979
*	Comstock Resources Inc.	297,812	4,804
	Kodiak Gas Services Inc.	129,648	4,640
*	Talos Energy Inc.	403,748	3,989
	Dorian LPG Ltd.	119,320	3,816
*	CVR Energy Inc.	112,092	3,418
*	Bristow Group Inc. Class A	81,131	3,124
*	Helix Energy Solutions Group Inc.	466,923	3,077
*	REX American Resources Corp.	48,003	3,003
[1]	Atlas Energy Solutions Inc.	239,073	2,799
*	Innovex International Inc.	126,928	2,191
	Core Laboratories Inc.	153,306	1,765
*	Vital Energy Inc.	88,692	1,580
*	ProPetro Holding Corp.	260,002	1,326
	RPC Inc.	274,787	1,311
			193,805
Financials (19.5%)
*	Mr. Cooper Group Inc.	209,711	39,537
	Lincoln National Corp.	559,474	24,018
	Jackson Financial Inc. Class A	234,095	23,129
	Piper Sandler Cos.	53,836	17,970
	Moelis & Co. Class A	243,080	17,528
	Atlantic Union Bankshares Corp.	466,582	16,671
*	Axos Financial Inc.	175,482	16,006
	Ameris Bancorp	211,406	15,492
	Radian Group Inc.	440,068	15,350
*	StoneX Group Inc.	142,645	14,574
	ServisFirst Bancshares Inc.	164,608	14,510
	PJT Partners Inc. Class A	80,049	14,329
	StepStone Group Inc. Class A	216,416	13,431
	United Community Banks Inc.	397,958	13,292
	Assured Guaranty Ltd.	151,100	12,420
	BGC Group Inc. Class A	1,240,619	12,170
	Renasant Corp.	301,867	11,812
	Fulton Financial Corp.	595,336	11,704
	First Bancorp	525,601	11,684
*	Bancorp Inc.	153,199	11,680
*	Genworth Financial Inc. Class A	1,357,415	11,633
	Cathay General Bancorp	229,644	11,461
	Independent Bank Corp.	158,869	11,361
	HA Sustainable Infrastructure Capital Inc.	396,089	11,186

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Virtu Financial Inc. Class A	264,519	11,089
	Victory Capital Holdings Inc. Class A	154,151	10,988
	Blackstone Mortgage Trust Inc. Class A	554,177	10,840
	WSFS Financial Corp.	185,968	10,840
	Artisan Partners Asset Management Inc. Class A	230,992	10,808
*	Palomar Holdings Inc.	87,707	10,790
	First Hawaiian Inc.	411,757	10,685
	Community Financial System Inc.	173,093	10,367
*	Enova International Inc.	83,193	10,091
	Bread Financial Holdings Inc.	152,410	10,088
*	NMI Holdings Inc. Class A	255,853	10,068
	Simmons First National Corp. Class A	465,576	9,675
	BankUnited Inc.	246,682	9,667
*	NCR Atleos Corp.	240,908	9,545
	Walker & Dunlop Inc.	105,687	8,989
	Bank of Hawaii Corp.	130,102	8,863
	BancFirst Corp.	65,421	8,699
	Seacoast Banking Corp. of Florida	278,870	8,676
	CVB Financial Corp.	424,853	8,552
	Provident Financial Services Inc.	428,505	8,501
	First Financial Bancorp	313,974	8,314
	WaFd Inc.	262,901	8,268
	Park National Corp.	47,793	8,209
	Trustmark Corp.	197,990	7,973
	Banner Corp.	113,414	7,602
	NBT Bancorp Inc.	171,599	7,597
[1]	Arbor Realty Trust Inc.	628,966	7,510
	EVERTEC Inc.	208,638	7,444
	First Bancorp (XNGS)	135,853	7,416
	FB Financial Corp.	132,568	7,116
	Banc of California Inc.	419,831	7,104
	Goosehead Insurance Inc. Class A	82,183	6,962
*	Customers Bancorp Inc.	96,350	6,907
	Mercury General Corp.	87,201	6,743
	Stewart Information Services Corp.	91,567	6,670
	OFG Bancorp	147,311	6,592
	Cohen & Steers Inc.	88,618	6,545
	Horace Mann Educators Corp.	133,746	6,150
	Pathward Financial Inc.	77,277	6,141
	Veritex Holdings Inc.	178,002	6,114
	City Holding Co.	47,505	6,103
	First Commonwealth Financial Corp.	343,066	6,089
	Northwest Bancshares Inc.	473,750	5,993
*	Payoneer Global Inc.	854,586	5,939
	Lakeland Financial Corp.	83,821	5,738
*	SiriusPoint Ltd.	302,080	5,655
	Hilltop Holdings Inc.	149,418	5,242
	WisdomTree Inc.	380,077	5,173
*	Trupanion Inc.	110,854	5,139
	HCI Group Inc.	30,526	5,089
	ARMOUR Residential REIT Inc.	328,786	5,034
	S&T Bancorp Inc.	125,703	4,966
	National Bank Holdings Corp. Class A	124,929	4,900
*	Donnelley Financial Solutions Inc.	83,399	4,735
	PROG Holdings Inc.	132,346	4,664
	Stellar Bancorp Inc.	150,245	4,646
	Hope Bancorp Inc.	415,706	4,627
	Acadian Asset Management Inc.	88,058	4,488
*	Triumph Financial Inc.	72,840	4,479
	Apollo Commercial Real Estate Finance Inc.	419,244	4,440
	Westamerica Bancorp	85,867	4,294
	Virtus Investment Partners Inc.	21,304	4,291
	Ellington Financial Inc.	309,975	4,228
*	ProAssurance Corp.	168,240	4,006
	Dime Community Bancshares Inc.	129,322	3,978
	Berkshire Hills Bancorp Inc.	149,647	3,910
	Safety Insurance Group Inc.	48,844	3,615
	Preferred Bank	37,901	3,578
	Enact Holdings Inc.	93,531	3,521
	PennyMac Mortgage Investment Trust	285,345	3,513

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Employers Holdings Inc.	78,840	3,411
	Two Harbors Investment Corp.	341,091	3,411
	Navient Corp.	238,783	3,274
*	Encore Capital Group Inc.	76,562	3,203
	Brookline Bancorp Inc.	292,174	3,199
	Franklin BSP Realty Trust Inc.	269,594	3,114
	Southside Bancshares Inc.	92,799	2,899
	Tompkins Financial Corp.	41,179	2,888
	AMERISAFE Inc.	62,435	2,883
*	EZCORP Inc. Class A	170,673	2,845
	Central Pacific Financial Corp.	88,188	2,762
	Heritage Financial Corp.	111,832	2,733
	Redwood Trust Inc.	436,414	2,671
	Capitol Federal Financial Inc.	400,644	2,596
	TrustCo Bank Corp.	62,360	2,481
	Hanmi Financial Corp.	98,215	2,471
	Ready Capital Corp.	558,911	2,381
*	PRA Group Inc.	130,278	2,226
	United Fire Group Inc.	70,111	2,155
	New York Mortgage Trust Inc.	296,082	2,138
	Eagle Bancorp Inc.	98,974	1,922
	KKR Real Estate Finance Trust Inc.	186,813	1,799
*	World Acceptance Corp.	10,229	1,754
			917,435
Health Care (10.3%)
*	Corcept Therapeutics Inc.	309,272	21,562
	Teleflex Inc.	144,792	18,303
*	Glaukos Corp.	187,222	17,940
*	Merit Medical Systems Inc.	193,670	17,535
*	RadNet Inc.	221,702	15,909
*	ADMA Biologics Inc.	782,117	13,499
*	Alkermes plc	464,191	13,448
*	TG Therapeutics Inc.	444,251	13,030
*	TransMedics Group Inc.	110,839	12,742
*	Integer Holdings Corp.	114,298	12,329
*	Krystal Biotech Inc.	83,408	12,319
*	Protagonist Therapeutics Inc.	203,285	12,004
*	Prestige Consumer Healthcare Inc.	161,829	11,011
*	ACADIA Pharmaceuticals Inc.	406,192	10,557
*	ICU Medical Inc.	80,722	10,305
*	Ligand Pharmaceuticals Inc.	63,278	10,233
*	Arrowhead Pharmaceuticals Inc.	412,158	9,080
*	Inspire Medical Systems Inc.	96,735	9,063
	Concentra Group Holdings Parent Inc.	356,680	8,489
*	Supernus Pharmaceuticals Inc.	183,632	8,285
	Organon & Co.	852,595	8,031
*	CorVel Corp.	89,109	7,935
*	Privia Health Group Inc.	343,881	7,923
*	Veracyte Inc.	256,849	7,793
*	Catalyst Pharmaceuticals Inc.	376,041	7,743
	Premier Inc. Class A	269,491	6,980
*	Addus HomeCare Corp.	59,543	6,858
	LeMaitre Vascular Inc.	67,433	6,431
*	QuidelOrtho Corp.	217,353	6,236
*	Vericel Corp.	165,107	6,003
*	Sarepta Therapeutics Inc.	322,505	5,870
*	Progyny Inc.	244,585	5,789
*	Enovis Corp.	187,334	5,789
*	Artivion Inc.	126,051	5,537
	CONMED Corp.	101,478	5,516
*	ANI Pharmaceuticals Inc.	55,804	5,218
*	UFP Technologies Inc.	24,014	5,047
*	Omnicell Inc.	153,638	5,007
*	Pediatrix Medical Group Inc.	276,177	4,753
*	Harmony Biosciences Holdings Inc.	126,184	4,655
	National HealthCare Corp.	40,590	4,606
*	Azenta Inc.	150,146	4,585
*	STAAR Surgical Co.	162,382	4,443
	Select Medical Holdings Corp.	341,455	4,442

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Astrana Health Inc.	136,135	4,351
	US Physical Therapy Inc.	49,824	4,130
*	Collegium Pharmaceutical Inc.	105,411	4,090
*	Pacira BioSciences Inc.	151,861	4,050
*	Certara Inc.	361,744	3,921
*	Neogen Corp.	647,712	3,724
*	Dynavax Technologies Corp.	366,253	3,706
*	NeoGenomics Inc.	422,060	3,706
*	Innoviva Inc.	181,181	3,702
*	Amphastar Pharmaceuticals Inc.	120,586	3,692
*	Schrodinger Inc.	183,180	3,574
*	Integra LifeSciences Holdings Corp.	219,168	3,316
*	AdaptHealth Corp. Class A	346,112	3,285
*	BioLife Solutions Inc.	121,671	3,048
*	Fortrea Holdings Inc.	296,796	2,923
	Embecta Corp.	191,679	2,776
*	Tandem Diabetes Care Inc.	218,445	2,733
*	AMN Healthcare Services Inc.	125,547	2,609
	Phibro Animal Health Corp. Class A	66,795	2,476
*	Arcus Biosciences Inc.	222,551	2,357
	HealthStream Inc.	78,764	2,212
*	Myriad Genetics Inc.	302,279	1,926
*	Xencor Inc.	232,012	1,886
*	Avanos Medical Inc.	149,904	1,790
*	Vir Biotechnology Inc.	301,420	1,489
*	Cytek Biosciences Inc.	336,475	1,393
	Mesa Laboratories Inc.	17,823	1,207
*	Owens & Minor Inc.	241,310	1,182
*	Simulations Plus Inc.	53,624	760
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			482,847
Industrials (19.0%)
*	Kratos Defense & Security Solutions Inc.	545,472	35,914
*	SPX Technologies Inc.	161,793	30,273
	Armstrong World Industries Inc.	142,437	27,885
*	Sterling Infrastructure Inc.	99,671	27,761
	Federal Signal Corp.	199,814	24,575
*	Dycom Industries Inc.	94,329	23,815
	JBT Marel Corp.	151,576	21,719
	Zurn Elkay Water Solutions Corp.	463,216	21,011
	Air Lease Corp. Class A	340,642	20,510
*	Gates Industrial Corp. plc	751,764	19,215
	Moog Inc. Class A	92,708	18,157
	ESCO Technologies Inc.	84,625	17,002
*	Resideo Technologies Inc.	486,613	16,569
*	SkyWest Inc.	132,574	16,095
	Arcosa Inc.	159,955	15,828
	Granite Construction Inc.	143,321	15,443
	Enpro Inc.	68,935	15,081
	CSW Industrials Inc.	54,990	15,042
	WillScot Holdings Corp.	598,199	14,500
*	GMS Inc.	125,998	13,851
	Mueller Water Products Inc. Class A	513,301	13,531
*	Everus Construction Group Inc.	167,083	13,106
*	Verra Mobility Corp. Class A	522,302	12,979
	Franklin Electric Co. Inc.	128,434	12,569
	Korn Ferry	169,174	12,543
	Kadant Inc.	38,569	12,469
*	Amentum Holdings Inc.	494,787	12,345
	Robert Half Inc.	328,832	12,272
*	Sunrun Inc.	748,464	11,953
	Rush Enterprises Inc. Class A	200,449	11,506
*	Mercury Systems Inc.	166,579	11,252
	Brady Corp. Class A	143,396	11,196
	Matson Inc.	106,928	11,126
	AZZ Inc.	97,978	11,061
	Boise Cascade Co.	123,219	10,720
*	OPENLANE Inc.	352,204	10,186

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	ABM Industries Inc.	203,805	10,021
	Griffon Corp.	127,822	9,735
*	MYR Group Inc.	50,912	9,534
*	GEO Group Inc.	454,474	9,426
*	AAR Corp.	116,313	8,800
	UniFirst Corp.	49,138	8,738
	Powell Industries Inc.	30,872	8,217
	Standex International Corp.	39,592	8,080
*	RXO Inc.	467,705	7,638
	Trinity Industries Inc.	267,662	7,607
*	Hayward Holdings Inc.	468,201	7,529
	Enerpac Tool Group Corp. Class A	177,382	7,510
	Hub Group Inc. Class A	198,928	7,444
*	CoreCivic Inc.	358,021	7,261
	Alamo Group Inc.	34,103	7,211
	HNI Corp.	152,694	6,862
	Worthington Enterprises Inc.	101,509	6,679
	Albany International Corp. Class A	99,047	6,290
	Pitney Bowes Inc.	517,211	6,269
*	Gibraltar Industries Inc.	96,719	6,054
	Hillenbrand Inc.	231,054	5,866
	Werner Enterprises Inc.	202,548	5,844
	CSG Systems International Inc.	90,594	5,813
	ArcBest Corp.	75,144	5,543
*	DNOW Inc.	346,228	5,540
	Kennametal Inc.	250,026	5,358
*	JetBlue Airways Corp.	999,337	5,346
*	Masterbrand Inc.	415,654	5,283
*	DXP Enterprises Inc.	41,690	5,206
	Interface Inc. Class A	192,238	5,137
	Tennant Co.	61,180	5,019
	Lindsay Corp.	35,642	4,891
	Greenbrier Cos. Inc.	102,945	4,800
	MillerKnoll Inc.	222,188	4,690
*	Proto Labs Inc.	77,961	3,883
*	Vicor Corp.	75,739	3,871
	Schneider National Inc. Class B	154,190	3,812
*	Healthcare Services Group Inc.	239,171	3,733
	Astec Industries Inc.	74,992	3,471
	Heidrick & Struggles International Inc.	67,632	3,436
	Quanex Building Products Corp.	154,049	3,277
*	American Woodmark Corp.	48,651	3,141
	Apogee Enterprises Inc.	70,748	3,111
*	Enviri Corp.	263,983	2,983
*	Allegiant Travel Co.	47,443	2,973
	Deluxe Corp.	146,723	2,885
	Insteel Industries Inc.	63,669	2,444
*	Hertz Global Holdings Inc.	405,776	2,325
	Marten Transport Ltd.	189,807	2,247
*	Forward Air Corp.	68,940	2,070
*	Liquidity Services Inc.	74,810	1,989
	National Presto Industries Inc.	16,814	1,762
	Vestis Corp.	374,228	1,751
*	Sun Country Airlines Holdings Inc.	129,458	1,715
*	Titan International Inc.	157,577	1,390
	Heartland Express Inc.	141,535	1,216
			891,786
Information Technology (12.7%)
*	Qorvo Inc.	306,095	27,763
*	Sandisk Corp.	442,840	23,236
	InterDigital Inc.	85,012	23,099
*	Sanmina Corp.	175,201	20,590
	Advanced Energy Industries Inc.	123,378	18,467
*,1	MARA Holdings Inc.	1,153,266	18,429
*	Itron Inc.	149,398	18,367
	Badger Meter Inc.	96,518	17,655
*	ACI Worldwide Inc.	343,742	16,964
*	SiTime Corp.	68,441	16,540
*	Semtech Corp.	283,849	16,489

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Ralliant Corp.	371,190	15,519
*	Box Inc. Class A	474,520	15,484
*	TTM Technologies Inc.	332,999	14,842
*	Impinj Inc.	76,915	14,419
*	SPS Commerce Inc.	124,415	13,723
*	Plexus Corp.	88,737	12,158
*	OSI Systems Inc.	51,208	11,780
*	Insight Enterprises Inc.	89,938	11,706
*	Calix Inc.	189,207	11,248
	Clear Secure Inc. Class A	302,612	10,988
*	Alarm.com Holdings Inc.	163,142	9,565
*	Extreme Networks Inc.	436,736	9,337
*	BlackLine Inc.	169,371	9,209
*	Viasat Inc.	279,496	9,036
*	Cleanspark Inc.	912,208	8,639
*	DXC Technology Co.	593,494	8,576
*	Axcelis Technologies Inc.	105,369	8,434
*	Diodes Inc.	152,166	8,283
*	Viavi Solutions Inc.	730,852	8,244
*	Agilysys Inc.	73,625	8,034
*	FormFactor Inc.	252,756	7,378
*	DigitalOcean Holdings Inc.	206,018	6,720
*	Teradata Corp.	313,544	6,578
*,1	SolarEdge Technologies Inc.	193,646	6,549
*	Progress Software Corp.	141,118	6,532
	Kulicke & Soffa Industries Inc.	173,023	6,488
	ePlus Inc.	86,388	6,252
*	Knowles Corp.	285,225	6,090
*	LiveRamp Holdings Inc.	215,673	6,022
*	NCR Voyix Corp.	451,772	5,954
*	Arlo Technologies Inc.	339,112	5,904
*	NetScout Systems Inc.	233,931	5,823
	Vishay Intertechnology Inc.	368,425	5,696
	Adeia Inc.	355,845	5,352
*	Veeco Instruments Inc.	196,513	4,819
	Benchmark Electronics Inc.	118,356	4,804
*	Photronics Inc.	208,404	4,725
*	Rogers Corp.	55,281	4,337
*	Digi International Inc.	121,554	4,220
	A10 Networks Inc.	236,393	4,187
*	Penguin Solutions Inc.	172,989	4,174
	CTS Corp.	97,856	4,158
*	MaxLinear Inc. Class A	257,761	4,052
*	Harmonic Inc.	370,892	3,568
*	Ultra Clean Holdings Inc.	148,032	3,556
*	Sprinklr Inc. Class A	376,443	3,252
*	Cohu Inc.	152,448	3,034
*	ScanSource Inc.	68,166	2,975
	PC Connection Inc.	39,141	2,513
*	Alpha & Omega Semiconductor Ltd.	79,743	2,294
*	PDF Solutions Inc.	102,340	2,093
*	N-able Inc.	234,562	1,891
*	Ichor Holdings Ltd.	111,890	1,885
*	CEVA Inc.	78,397	1,742
*	Grid Dynamics Holdings Inc.	203,974	1,691
	Xerox Holdings Corp.	382,188	1,521
*	Corsair Gaming Inc.	148,495	1,326
			596,978
Materials (5.2%)
*,1	MP Materials Corp.	436,579	31,058
	Element Solutions Inc.	731,012	18,802
	Balchem Corp.	106,887	17,325
	Celanese Corp.	358,466	17,074
	FMC Corp.	409,253	16,002
	Sensient Technologies Corp.	139,127	15,785
	Sealed Air Corp.	481,746	15,642
	HB Fuller Co.	177,411	10,831
	Warrior Met Coal Inc.	172,379	10,539
	Hawkins Inc.	62,079	10,388

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Materion Corp.	68,263	7,564
	Chemours Co.	490,863	7,559
	Innospec Inc.	81,856	7,170
*	Ingevity Corp.	119,591	6,982
	Minerals Technologies Inc.	104,063	6,811
*	O-I Glass Inc.	507,306	6,590
	Quaker Chemical Corp.	44,648	6,477
*	Alpha Metallurgical Resources Inc.	35,959	5,365
	Sylvamo Corp.	112,185	5,175
	Kaiser Aluminum Corp.	52,481	4,087
*	Century Aluminum Co.	171,363	3,826
	Worthington Steel Inc.	114,821	3,824
	Stepan Co.	69,587	3,481
	SunCoke Energy Inc.	277,568	2,143
*	Metallus Inc.	121,260	1,992
	Koppers Holdings Inc.	65,298	1,892
	AdvanSix Inc.	87,905	1,886
			246,270
Real Estate (7.6%)
	CareTrust REIT Inc.	694,300	23,891
	Essential Properties Realty Trust Inc.	647,323	20,274
	Terreno Realty Corp.	338,595	19,561
	Ryman Hospitality Properties Inc.	196,634	19,425
	Macerich Co.	827,580	15,227
	Phillips Edison & Co. Inc.	410,836	14,457
	Millrose Properties Inc.	394,009	13,912
	SL Green Realty Corp.	232,596	13,232
	Tanger Inc.	370,728	12,672
*	Cushman & Wakefield plc	757,614	11,948
	Highwoods Properties Inc.	353,560	11,148
	Apple Hospitality REIT Inc.	725,577	9,476
	Douglas Emmett Inc.	549,118	8,901
[1]	Medical Properties Trust Inc.	1,970,354	8,867
	LXP Industrial Trust	969,942	8,807
	Acadia Realty Trust	429,476	8,594
	Urban Edge Properties	412,384	8,532
	Four Corners Property Trust Inc.	328,920	8,516
	Outfront Media Inc.	454,774	8,495
	Curbline Properties Corp.	310,552	6,997
	St. Joe Co.	124,118	6,263
	Sunstone Hotel Investors Inc.	652,111	6,182
	DiamondRock Hospitality Co.	676,544	5,791
	LTC Properties Inc.	150,628	5,498
	Innovative Industrial Properties Inc.	91,860	5,205
	JBG SMITH Properties	239,565	5,136
	Global Net Lease Inc.	628,511	4,946
	Elme Communities	289,082	4,938
	Getty Realty Corp.	167,256	4,782
	Alexander & Baldwin Inc.	238,436	4,611
	Xenia Hotels & Resorts Inc.	323,643	4,573
	Pebblebrook Hotel Trust	389,169	4,335
	Veris Residential Inc.	265,962	4,184
	Kennedy-Wilson Holdings Inc.	389,952	3,432
	Centerspace	54,861	3,264
	American Assets Trust Inc.	154,785	3,235
	Easterly Government Properties Inc. Class A	138,291	3,166
	eXp World Holdings Inc.	281,708	3,051
	Marcus & Millichap Inc.	79,221	2,582
	NexPoint Residential Trust Inc.	71,851	2,480
	Safehold Inc.	150,495	2,477
	Brandywine Realty Trust	566,834	2,415
	Summit Hotel Properties Inc.	356,658	1,955
	Whitestone REIT	146,535	1,928
	Armada Hoffler Properties Inc.	261,837	1,906
	SITE Centers Corp.	154,826	1,901
	Universal Health Realty Income Trust	41,779	1,696
	Saul Centers Inc.	39,666	1,355
			356,219

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Utilities (2.1%)
Otter Tail Corp.	137,258	11,528
MDU Resources Group Inc.	670,148	10,917
MGE Energy Inc.	119,840	10,204
Avista Corp.	263,825	9,640
Chesapeake Utilities Corp.	76,385	9,440
American States Water Co.	126,111	9,399
California Water Service Group	195,074	9,155
Clearway Energy Inc. Class C	272,414	8,121
Northwest Natural Holding Co.	132,194	5,490
H2O America	102,022	5,139
Clearway Energy Inc. Class A	114,220	3,220
Middlesex Water Co.	58,779	3,147
Unitil Corp.	53,285	2,502
		97,902
Total Common Stocks (Cost $3,881,515)		4,692,494
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund, 4.362% (Cost $39,995)	400,032	39,999
Total Investments (100.7%) (Cost $3,921,510)		4,732,493
Other Assets and Liabilities—Net (-0.7%)		(35,064)
Net Assets (100%)		4,697,429
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,213.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $38,290 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	20	2,370	53

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/31/2026	BANA	2,202	(4.337)	—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,881,515)	4,692,494
Affiliated Issuers (Cost $39,995)	39,999
Total Investments in Securities	4,732,493
Investment in Vanguard	111
Cash Collateral Pledged—Futures Contracts	190
Receivables for Investment Securities Sold	10,758
Receivables for Accrued Income	4,208
Receivables for Capital Shares Issued	244
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	4,748,004
Liabilities
Due to Custodian	316
Payables for Investment Securities Purchased	11,144
Collateral for Securities on Loan	38,290
Payables for Capital Shares Redeemed	700
Payables to Vanguard	113
Variation Margin Payable—Futures Contracts	12
Total Liabilities	50,575
Net Assets	4,697,429
1 Includes $36,213 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	4,722,366
Total Distributable Earnings (Loss)	(24,937)
Net Assets	4,697,429

ETF Shares—Net Assets
Applicable to 27,600,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,021,056
Net Asset Value Per Share—ETF Shares	$109.46

Institutional Shares—Net Assets
Applicable to 3,806,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,676,373
Net Asset Value Per Share—Institutional Shares	$440.45
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	60,860
Non-Cash Dividends	7,349
Interest[2]	219
Securities Lending—Net	600
Total Income	69,028
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative—ETF Shares	1,957
Management and Administrative—Institutional Shares	703
Marketing and Distribution—ETF Shares	139
Marketing and Distribution—Institutional Shares	47
Custodian Fees	108
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	184
Shareholders’ Reports and Proxy Fees—Institutional Shares	51
Trustees’ Fees and Expenses	3
Other Expenses	18
Total Expenses	3,326
Net Investment Income	65,702
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	96,783
Futures Contracts	(1,116)
Swap Contracts	(1,923)
Realized Net Gain (Loss)	93,744
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(5,149)
Futures Contracts	45
Swap Contracts	685
Change in Unrealized Appreciation (Depreciation)	(4,419)
Net Increase (Decrease) in Net Assets Resulting from Operations	155,027
1	Dividends are net of foreign withholding taxes of $83.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $186, ($5), and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $222,526 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	65,702	74,598
Realized Net Gain (Loss)	93,744	(55,903)
Change in Unrealized Appreciation (Depreciation)	(4,419)	699,116
Net Increase (Decrease) in Net Assets Resulting from Operations	155,027	717,811
Distributions
ETF Shares	(45,054)	(36,371)
Institutional Shares	(25,447)	(31,964)
Total Distributions	(70,501)	(68,335)
Capital Share Transactions
ETF Shares	57,706	277,922
Institutional Shares	(341,996)	(224,872)
Net Increase (Decrease) from Capital Share Transactions	(284,290)	53,050
Total Increase (Decrease)	(199,764)	702,526
Net Assets
Beginning of Period	4,897,193	4,194,667
End of Period	4,697,429	4,897,193
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$107.36	$92.94	$89.49	$103.20	$67.80
Investment Operations
Net Investment Income[2]	1.456	1.613	1.495	1.273	1.143
Net Realized and Unrealized Gain (Loss) on Investments	2.218	14.266	3.266	(13.765)	35.170
Total from Investment Operations	3.674	15.879	4.761	(12.492)	36.313
Distributions
Dividends from Net Investment Income	(1.574)	(1.459)	(1.311)	(1.218)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.574)	(1.459)	(1.311)	(1.218)	(.913)
Net Asset Value, End of Period	$109.46	$107.36	$92.94	$89.49	$103.20
Total Return	3.46%	17.25%	5.44%	-12.26%	53.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,021	$2,915	$2,265	$2,027	$1,806
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.68%	1.67%	1.31%	1.25%
Portfolio Turnover Rate[4]	22%	26%	19%	12%	18%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$431.91	$373.91	$360.00	$415.16	$272.71
Investment Operations
Net Investment Income[1]	6.169	6.551	6.087	5.226	4.566
Net Realized and Unrealized Gain (Loss) on Investments	8.738	57.388	13.135	(55.426)	141.589
Total from Investment Operations	14.907	63.939	19.222	(50.200)	146.155
Distributions
Dividends from Net Investment Income	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)
Net Asset Value, End of Period	$440.45	$431.91	$373.91	$360.00	$415.16
Total Return	3.49%	17.24%	5.46%	-12.21%	53.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,676	$1,982	$1,929	$1,996	$1,852
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.70%	1.69%	1.34%	1.26%
Portfolio Turnover Rate[3]	22%	26%	19%	12%	18%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $111,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,692,494	—	—	4,692,494
Temporary Cash Investments	39,999	—	—	39,999
Total	4,732,493	—	—	4,732,493

Derivative Financial Instruments
Assets
Futures Contracts[1]	53	—	—	53
Swap Contracts	—	—	—	—
Total	53	—	—	53
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	222,333
Total Distributable Earnings (Loss)	(222,333)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	36,400
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	796,407
Capital Loss Carryforwards	(857,744)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(24,937)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	70,501	68,335
Long-Term Capital Gains	—	—
Total	70,501	68,335
*	Includes short-term capital gains, if any.

S&P Small-Cap 600 Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,936,086
Gross Unrealized Appreciation	1,286,718
Gross Unrealized Depreciation	(490,311)
Net Unrealized Appreciation (Depreciation)	796,407
E.  During the year ended August 31, 2025, the fund purchased $1,006,023,000 of investment securities and sold $1,291,315,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $582,407,000 and $569,460,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $245,296,000 and sales were $103,963,000, resulting in net realized loss of $1,775,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	636,993	6,075	717,857	7,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(579,287)	(5,625)	(439,935)	(4,650)
Net Increase (Decrease)—ETF Shares	57,706	450	277,922	2,775
Institutional Shares
Issued	221,062	534	323,028	847
Issued in Lieu of Cash Distributions	22,434	52	28,051	71
Redeemed	(585,492)	(1,370)	(575,951)	(1,488)
Net Increase (Decrease)—Institutional Shares	(341,996)	(784)	(224,872)	(570)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.3%)
Communication Services (3.1%)
	Telephone & Data Systems Inc.	199,596	8,002
	TEGNA Inc.	325,252	6,895
*	Lumen Technologies Inc.	1,017,309	5,056
*	IAC Inc.	131,879	4,829
*	Ziff Davis Inc.	85,176	3,255
*	DoubleVerify Holdings Inc.	120,100	1,954
*	Yelp Inc. Class A	58,143	1,839
*	Angi Inc. Class A	85,461	1,514
	Cable One Inc.	9,339	1,508
	John Wiley & Sons Inc. Class A	33,895	1,375
*	TripAdvisor Inc.	78,866	1,374
	Shenandoah Telecommunications Co.	93,255	1,236
	Scholastic Corp.	47,619	1,222
	Shutterstock Inc.	49,233	1,030
	Uniti Group Inc.	158,724	1,000
*	Cars.com Inc.	65,574	856
*	Gogo Inc.	65,361	718
*	Thryv Holdings Inc.	52,421	674
*	TechTarget Inc.	30,170	178
			44,515
Consumer Discretionary (14.9%)
	BorgWarner Inc.	444,643	19,013
	Meritage Homes Corp.	145,359	11,293
*	Asbury Automotive Group Inc.	39,784	10,007
	Advance Auto Parts Inc.	121,083	7,385
	Academy Sports & Outdoors Inc.	134,629	7,209
	Group 1 Automotive Inc.	13,080	6,079
	Signet Jewelers Ltd.	68,808	6,059
*	Penn Entertainment Inc.	294,439	5,957
*	Etsy Inc.	107,626	5,705
	LCI Industries	51,073	5,384
	Dana Inc.	262,487	5,292
	Newell Brands Inc.	845,293	5,004
*	Urban Outfitters Inc.	62,911	4,220
*	Adient plc	170,024	4,217
*	Foot Locker Inc.	167,742	4,143
	American Eagle Outfitters Inc.	319,071	4,129
	Strategic Education Inc.	48,402	3,938
	Patrick Industries Inc.	35,176	3,934
*	M/I Homes Inc.	25,475	3,751
*	Victoria's Secret & Co.	161,568	3,719
*	National Vision Holdings Inc.	159,977	3,670
	Century Communities Inc.	54,398	3,584
[1]	Kohl's Corp.	225,282	3,393
*	Sonos Inc.	243,019	3,383
	Papa John's International Inc.	66,250	3,227
*	Tri Pointe Homes Inc.	89,905	3,176
	La-Z-Boy Inc.	83,553	3,089
*	Sally Beauty Holdings Inc.	204,176	2,830
*	Topgolf Callaway Brands Corp.	286,335	2,737
	Cracker Barrel Old Country Store Inc.	45,052	2,695
	Upbound Group Inc.	104,147	2,646
	Leggett & Platt Inc.	273,486	2,628
*	LGI Homes Inc.	41,680	2,580
*	Fox Factory Holding Corp.	84,413	2,442
	Sonic Automotive Inc. Class A	29,293	2,408
	Phinia Inc.	39,470	2,308
*	Gentherm Inc.	62,453	2,296
*	Hanesbrands Inc.	336,369	2,123

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Carter's Inc.	73,745	2,106
*	G-III Apparel Group Ltd.	77,102	2,082
	Winnebago Industries Inc.	56,707	2,040
	Cheesecake Factory Inc.	31,348	1,927
	Perdoceo Education Corp.	58,588	1,918
	Acushnet Holdings Corp.	23,548	1,805
	Buckle Inc.	30,663	1,735
	Wolverine World Wide Inc.	52,484	1,676
	Standard Motor Products Inc.	42,258	1,640
	Matthews International Corp. Class A	62,753	1,542
*	BJ's Restaurants Inc.	44,754	1,502
	Steven Madden Ltd.	49,976	1,451
*	American Axle & Manufacturing Holdings Inc.	239,468	1,394
	Ethan Allen Interiors Inc.	45,798	1,352
	Oxford Industries Inc.	28,297	1,246
	Sturm Ruger & Co. Inc.	33,502	1,162
*	Helen of Troy Ltd.	46,429	1,140
	Bloomin' Brands Inc.	153,198	1,126
	Caleres Inc.	68,992	1,035
*	MarineMax Inc.	38,241	1,008
	Monro Inc.	60,603	1,005
	Golden Entertainment Inc.	40,122	998
	Guess? Inc.	55,783	938
	Shoe Carnival Inc.	35,951	751
	Jack in the Box Inc.	38,203	737
*	Mister Car Wash Inc.	101,039	577
			213,546
Consumer Staples (3.2%)
	PriceSmart Inc.	50,366	5,402
*	Grocery Outlet Holding Corp.	198,390	3,593
*	United Natural Foods Inc.	122,481	3,464
*	Central Garden & Pet Co. Class A	99,865	3,299
*	Simply Good Foods Co.	100,456	2,876
	Universal Corp.	50,017	2,799
	Andersons Inc.	65,260	2,669
	Fresh Del Monte Produce Inc.	67,892	2,463
	WD-40 Co.	10,690	2,310
	Edgewell Personal Care Co.	95,175	2,286
	Energizer Holdings Inc.	77,107	2,125
	SpartanNash Co.	68,485	1,835
*	TreeHouse Foods Inc.	91,978	1,687
	J & J Snack Foods Corp.	14,174	1,581
	John B Sanfilippo & Son Inc.	18,540	1,203
	WK Kellogg Co.	51,077	1,171
*	National Beverage Corp.	22,741	956
	MGP Ingredients Inc.	27,552	815
	B&G Foods Inc.	161,468	728
*	USANA Health Sciences Inc.	21,862	698
*	Central Garden & Pet Co.	17,168	625
	Tootsie Roll Industries Inc.	14,552	585
			45,170
Energy (3.9%)
	California Resources Corp.	140,761	6,993
	Peabody Energy Corp.	246,080	4,282
	Patterson-UTI Energy Inc.	710,807	4,130
*	Par Pacific Holdings Inc.	104,379	3,616
	Crescent Energy Co. Class A	371,912	3,548
	Magnolia Oil & Gas Corp. Class A	136,194	3,388
	SM Energy Co.	115,817	3,307
	World Kinect Corp.	114,595	3,072
*	Talos Energy Inc.	249,188	2,462
	Dorian LPG Ltd.	73,629	2,355
*	CVR Energy Inc.	69,171	2,109
*	Bristow Group Inc. Class A	50,080	1,929
*	REX American Resources Corp.	29,591	1,851
	Kinetik Holdings Inc. Class A	42,719	1,787
	Helmerich & Payne Inc.	84,496	1,765
	Liberty Energy Inc. Class A	147,483	1,659
	International Seaways Inc.	35,205	1,599

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Comstock Resources Inc.	90,042	1,452
*	Innovex International Inc.	78,174	1,349
*	Vital Energy Inc.	55,013	980
*	ProPetro Holding Corp.	161,921	826
*	Helix Energy Solutions Group Inc.	123,949	817
	Core Laboratories Inc.	49,339	568
	RPC Inc.	82,092	392
			56,236
Financials (23.4%)
*	Mr. Cooper Group Inc.	103,485	19,510
	Lincoln National Corp.	345,511	14,833
	Jackson Financial Inc. Class A	144,570	14,284
	Atlantic Union Bankshares Corp.	288,301	10,301
	United Community Banks Inc.	245,864	8,212
	Renasant Corp.	186,497	7,298
*	Genworth Financial Inc. Class A	838,718	7,188
	Independent Bank Corp.	98,164	7,020
	Blackstone Mortgage Trust Inc. Class A	342,385	6,697
	Bread Financial Holdings Inc.	94,198	6,235
	Simmons First National Corp. Class A	287,680	5,978
	Walker & Dunlop Inc.	65,330	5,556
	Seacoast Banking Corp. of Florida	172,056	5,353
	Moelis & Co. Class A	73,560	5,304
	Provident Financial Services Inc.	264,400	5,246
	Radian Group Inc.	149,512	5,215
	WaFd Inc.	162,205	5,101
	Ameris Bancorp	67,893	4,975
	Trustmark Corp.	122,377	4,928
[1]	Arbor Realty Trust Inc.	388,874	4,643
	First Bancorp (XNGS)	83,816	4,575
	Banc of California Inc.	259,030	4,383
*	Customers Bancorp Inc.	59,447	4,262
*	StoneX Group Inc.	41,408	4,231
	Stewart Information Services Corp.	56,499	4,115
	Assured Guaranty Ltd.	47,603	3,913
	Fulton Financial Corp.	194,953	3,833
	Horace Mann Educators Corp.	82,521	3,794
	Veritex Holdings Inc.	109,812	3,772
	First Hawaiian Inc.	144,988	3,762
	Northwest Bancshares Inc.	292,281	3,697
	WSFS Financial Corp.	62,038	3,616
	StepStone Group Inc. Class A	57,424	3,564
	Cathay General Bancorp	70,930	3,540
*	SiriusPoint Ltd.	186,392	3,489
	Artisan Partners Asset Management Inc. Class A	74,110	3,468
	BGC Group Inc. Class A	344,886	3,383
*	NCR Atleos Corp.	83,242	3,298
	Hilltop Holdings Inc.	92,166	3,233
	BankUnited Inc.	82,178	3,221
	HA Sustainable Infrastructure Capital Inc.	112,572	3,179
	CVB Financial Corp.	154,645	3,113
	ARMOUR Residential REIT Inc.	202,860	3,106
	Bank of Hawaii Corp.	43,412	2,957
	Stellar Bancorp Inc.	92,697	2,866
	Hope Bancorp Inc.	256,515	2,855
	First Bancorp	126,620	2,815
	Apollo Commercial Real Estate Finance Inc.	258,698	2,740
	First Financial Bancorp	102,669	2,719
	NBT Bancorp Inc.	59,289	2,625
	Ellington Financial Inc.	191,257	2,609
*	ProAssurance Corp.	103,793	2,471
	Dime Community Bancshares Inc.	79,801	2,455
	Berkshire Hills Bancorp Inc.	92,736	2,423
	FB Financial Corp.	44,980	2,415
	Community Financial System Inc.	38,499	2,306
	Banner Corp.	34,283	2,298
	Safety Insurance Group Inc.	30,140	2,231
	PennyMac Mortgage Investment Trust	176,076	2,167
	Two Harbors Investment Corp.	210,505	2,105

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Navient Corp.	147,367	2,020
	First Commonwealth Financial Corp.	112,166	1,991
*	Encore Capital Group Inc.	47,250	1,977
	Brookline Bancorp Inc.	179,867	1,970
	Franklin BSP Realty Trust Inc.	166,386	1,922
	Southside Bancshares Inc.	57,464	1,795
*	EZCORP Inc. Class A	105,312	1,756
	Park National Corp.	10,025	1,722
*	Donnelley Financial Solutions Inc.	29,846	1,694
	Heritage Financial Corp.	69,006	1,686
	Enact Holdings Inc.	44,431	1,673
	OFG Bancorp	37,258	1,667
	National Bank Holdings Corp. Class A	42,388	1,662
	Redwood Trust Inc.	269,406	1,649
	Lakeland Financial Corp.	23,787	1,628
	Virtus Investment Partners Inc.	8,018	1,615
	EVERTEC Inc.	45,057	1,608
	Capitol Federal Financial Inc.	247,196	1,602
	TrustCo Bank Corp.	38,481	1,531
	Hanmi Financial Corp.	60,604	1,525
	Ready Capital Corp.	345,067	1,470
	S&T Bancorp Inc.	36,451	1,440
	Victory Capital Holdings Inc. Class A	20,000	1,426
*	PRA Group Inc.	80,255	1,372
	United Fire Group Inc.	43,264	1,330
	New York Mortgage Trust Inc.	182,741	1,319
	Eagle Bancorp Inc.	61,464	1,194
	Westamerica Bancorp	23,834	1,192
	KKR Real Estate Finance Trust Inc.	115,269	1,110
*	World Acceptance Corp.	6,313	1,082
*	Triumph Financial Inc.	17,529	1,078
	Tompkins Financial Corp.	15,246	1,069
	Employers Holdings Inc.	23,350	1,010
	AMERISAFE Inc.	21,188	978
	Central Pacific Financial Corp.	20,734	649
			333,893
Health Care (6.9%)
	Teleflex Inc.	89,426	11,304
	Organon & Co.	526,066	4,955
	Premier Inc. Class A	166,625	4,316
*	QuidelOrtho Corp.	134,119	3,848
*	Enovis Corp.	115,601	3,572
*	Alkermes plc	120,133	3,480
*	Arrowhead Pharmaceuticals Inc.	155,136	3,418
	CONMED Corp.	62,614	3,404
	Concentra Group Holdings Parent Inc.	130,079	3,096
*	Omnicell Inc.	94,800	3,089
*	Pediatrix Medical Group Inc.	170,412	2,933
*	Ligand Pharmaceuticals Inc.	17,570	2,841
	Select Medical Holdings Corp.	210,697	2,741
*	Prestige Consumer Healthcare Inc.	40,000	2,722
*	Supernus Pharmaceuticals Inc.	55,519	2,505
*	Pacira BioSciences Inc.	93,706	2,499
*	Certara Inc.	223,256	2,420
*	Neogen Corp.	399,693	2,298
*	Integra LifeSciences Holdings Corp.	135,251	2,046
*	AdaptHealth Corp. Class A	213,574	2,027
*	ACADIA Pharmaceuticals Inc.	77,694	2,019
*	Fortrea Holdings Inc.	183,144	1,804
*	Progyny Inc.	75,457	1,786
	Embecta Corp.	118,272	1,713
*	AMN Healthcare Services Inc.	77,477	1,610
*	Addus HomeCare Corp.	13,961	1,608
*	Privia Health Group Inc.	65,779	1,516
*	Azenta Inc.	47,247	1,443
*	Dynavax Technologies Corp.	133,329	1,349
	US Physical Therapy Inc.	15,679	1,300
*	NeoGenomics Inc.	143,243	1,258
*	Myriad Genetics Inc.	186,540	1,188

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	STAAR Surgical Co.	43,083	1,179
*	Avanos Medical Inc.	93,594	1,117
*	Schrodinger Inc.	53,137	1,037
*	Innoviva Inc.	50,302	1,028
	National HealthCare Corp.	9,017	1,023
*	Vir Biotechnology Inc.	187,437	926
*	Cytek Biosciences Inc.	207,618	859
*	Amphastar Pharmaceuticals Inc.	27,532	843
*	Owens & Minor Inc.	148,613	728
*	Xencor Inc.	83,540	679
	HealthStream Inc.	20,499	576
	Mesa Laboratories Inc.	3,636	246
*	Simulations Plus Inc.	14,807	210
			98,559
Industrials (15.5%)
	Air Lease Corp. Class A	210,315	12,663
*	Resideo Technologies Inc.	300,521	10,233
*	Kratos Defense & Security Solutions Inc.	141,456	9,313
	JBT Marel Corp.	54,287	7,779
*	Amentum Holdings Inc.	305,294	7,617
	Robert Half Inc.	203,187	7,583
*	Sunrun Inc.	462,385	7,384
*	Mercury Systems Inc.	102,786	6,943
	Boise Cascade Co.	76,135	6,624
	ABM Industries Inc.	125,934	6,192
*	AAR Corp.	71,776	5,431
*	Hayward Holdings Inc.	288,853	4,645
	Hub Group Inc. Class A	122,779	4,594
*	Everus Construction Group Inc.	53,668	4,210
	Worthington Enterprises Inc.	62,628	4,121
*	Gates Industrial Corp. plc	157,841	4,034
*	Gibraltar Industries Inc.	59,673	3,735
	Hillenbrand Inc.	142,576	3,620
	Werner Enterprises Inc.	124,955	3,605
	Enpro Inc.	16,181	3,540
	Arcosa Inc.	35,562	3,519
	ArcBest Corp.	46,363	3,420
	Kennametal Inc.	154,257	3,306
*	JetBlue Airways Corp.	616,685	3,299
*	Masterbrand Inc.	256,462	3,260
	Tennant Co.	37,747	3,097
*	GMS Inc.	28,065	3,085
	Franklin Electric Co. Inc.	30,945	3,028
	UniFirst Corp.	16,703	2,970
	Korn Ferry	39,713	2,944
	MillerKnoll Inc.	137,098	2,894
	Rush Enterprises Inc. Class A	47,035	2,700
	WillScot Holdings Corp.	111,254	2,697
*	MYR Group Inc.	13,507	2,529
*	RXO Inc.	152,953	2,498
	Alamo Group Inc.	11,781	2,491
	Brady Corp. Class A	31,893	2,490
	Matson Inc.	23,783	2,475
*	Proto Labs Inc.	48,102	2,396
	Schneider National Inc. Class B	95,112	2,351
*	Healthcare Services Group Inc.	147,562	2,303
	Astec Industries Inc.	46,272	2,142
*	CoreCivic Inc.	103,821	2,105
	Pitney Bowes Inc.	169,122	2,050
	HNI Corp.	45,217	2,032
	Quanex Building Products Corp.	95,056	2,022
	Albany International Corp. Class A	30,555	1,941
*	American Woodmark Corp.	30,016	1,938
*	Enviri Corp.	162,903	1,841
*	Allegiant Travel Co.	29,285	1,835
	Deluxe Corp.	90,535	1,780
	CSG Systems International Inc.	27,386	1,757
	Standex International Corp.	8,550	1,745
	Lindsay Corp.	12,091	1,659

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Insteel Industries Inc.	39,278	1,507
*	DNOW Inc.	91,832	1,469
*	Hertz Global Holdings Inc.	250,376	1,435
	Marten Transport Ltd.	117,068	1,386
	National Presto Industries Inc.	10,413	1,092
	Vestis Corp.	232,015	1,086
*	Sun Country Airlines Holdings Inc.	79,684	1,056
*	Vicor Corp.	20,563	1,051
	Heidrick & Struggles International Inc.	19,195	975
*	Titan International Inc.	97,974	864
*	Forward Air Corp.	25,914	778
	Heartland Express Inc.	87,419	751
			221,915
Information Technology (11.5%)
*	Qorvo Inc.	189,007	17,143
*	Sandisk Corp.	273,458	14,348
*	Ralliant Corp.	229,248	9,585
*	Insight Enterprises Inc.	55,566	7,232
*	Sanmina Corp.	56,259	6,612
	Advanced Energy Industries Inc.	38,863	5,817
*	Viasat Inc.	172,458	5,576
*	DXC Technology Co.	366,832	5,301
*	Diodes Inc.	93,902	5,112
*	TTM Technologies Inc.	98,717	4,400
*	Calix Inc.	70,049	4,164
	Kulicke & Soffa Industries Inc.	106,788	4,005
*	Knowles Corp.	176,009	3,758
*	NCR Voyix Corp.	278,767	3,674
*	NetScout Systems Inc.	144,352	3,593
	Vishay Intertechnology Inc.	227,351	3,515
*	Extreme Networks Inc.	140,140	2,996
*	Veeco Instruments Inc.	121,291	2,974
*	Viavi Solutions Inc.	257,507	2,905
*,1	SolarEdge Technologies Inc.	83,641	2,829
*	Rogers Corp.	34,114	2,677
*	Teradata Corp.	125,750	2,638
*	Penguin Solutions Inc.	106,763	2,576
*	FormFactor Inc.	85,792	2,504
*	MaxLinear Inc. Class A	159,064	2,500
*	Plexus Corp.	17,542	2,403
*	Alarm.com Holdings Inc.	40,265	2,361
*	Ultra Clean Holdings Inc.	91,370	2,195
*	Axcelis Technologies Inc.	26,659	2,134
	Adeia Inc.	138,331	2,081
	ePlus Inc.	28,252	2,045
*	Cohu Inc.	94,112	1,873
*	ScanSource Inc.	42,067	1,836
*	LiveRamp Holdings Inc.	63,879	1,784
*	Photronics Inc.	74,607	1,691
*	Arlo Technologies Inc.	89,976	1,566
	PC Connection Inc.	24,156	1,551
	Benchmark Electronics Inc.	32,139	1,305
*	Sprinklr Inc. Class A	144,028	1,244
*	Ichor Holdings Ltd.	69,050	1,163
*	Harmonic Inc.	112,160	1,079
*	Digi International Inc.	30,759	1,068
	A10 Networks Inc.	58,342	1,033
	CTS Corp.	24,157	1,026
	Xerox Holdings Corp.	236,728	942
*	Corsair Gaming Inc.	92,087	822
*	Alpha & Omega Semiconductor Ltd.	25,682	739
*	N-able Inc.	81,428	656
*	CEVA Inc.	25,170	559
*	Grid Dynamics Holdings Inc.	43,056	357
			163,947
Materials (6.6%)
*,1	MP Materials Corp.	150,960	10,739
	Celanese Corp.	221,406	10,546
	FMC Corp.	252,775	9,883

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	HB Fuller Co.	109,670	6,695
	Element Solutions Inc.	243,806	6,271
	Sealed Air Corp.	181,524	5,894
	Materion Corp.	42,121	4,667
	Chemours Co.	302,892	4,664
	Sensient Technologies Corp.	40,383	4,582
	Minerals Technologies Inc.	64,216	4,203
*	O-I Glass Inc.	313,024	4,066
	Quaker Chemical Corp.	27,551	3,997
	Kaiser Aluminum Corp.	32,384	2,522
	Worthington Steel Inc.	70,853	2,359
	Innospec Inc.	25,255	2,212
	Stepan Co.	42,950	2,149
*	Ingevity Corp.	36,159	2,111
	SunCoke Energy Inc.	171,287	1,322
*	Metallus Inc.	74,836	1,230
*	Alpha Metallurgical Resources Inc.	8,210	1,225
	Koppers Holdings Inc.	40,495	1,174
	AdvanSix Inc.	54,260	1,164
			93,675
Real Estate (7.1%)
	Millrose Properties Inc.	243,377	8,594
	CareTrust REIT Inc.	218,479	7,518
*	Cushman & Wakefield plc	468,056	7,381
	Terreno Realty Corp.	106,641	6,161
[1]	Medical Properties Trust Inc.	1,215,832	5,471
	LXP Industrial Trust	598,508	5,434
	Phillips Edison & Co. Inc.	142,115	5,001
	Macerich Co.	173,845	3,199
	JBG SMITH Properties	147,834	3,170
	Global Net Lease Inc.	387,892	3,053
	Apple Hospitality REIT Inc.	228,353	2,982
	Alexander & Baldwin Inc.	147,153	2,846
	Highwoods Properties Inc.	85,086	2,683
	Tanger Inc.	75,581	2,583
	SL Green Realty Corp.	43,115	2,453
	Four Corners Property Trust Inc.	93,531	2,422
	Douglas Emmett Inc.	142,323	2,307
	Urban Edge Properties	101,795	2,106
	Easterly Government Properties Inc. Class A	85,359	1,954
	eXp World Holdings Inc.	173,824	1,882
	LTC Properties Inc.	49,261	1,798
	Getty Realty Corp.	58,835	1,682
	Acadia Realty Trust	82,159	1,644
	Marcus & Millichap Inc.	48,891	1,593
	Safehold Inc.	92,898	1,529
	Brandywine Realty Trust	349,979	1,491
	Veris Residential Inc.	93,596	1,472
	Pebblebrook Hotel Trust	120,098	1,338
	Kennedy-Wilson Holdings Inc.	151,627	1,334
	Elme Communities	73,147	1,249
	SITE Centers Corp.	95,510	1,173
	Innovative Industrial Properties Inc.	18,139	1,028
	Centerspace	14,903	887
	American Assets Trust Inc.	39,179	819
	Summit Hotel Properties Inc.	112,794	618
	Whitestone REIT	45,302	596
	Universal Health Realty Income Trust	12,901	524
	Armada Hoffler Properties Inc.	58,380	425
	Saul Centers Inc.	11,524	394
			100,794
Utilities (3.2%)
	MDU Resources Group Inc.	413,495	6,736
	Avista Corp.	163,030	5,957
	California Water Service Group	120,554	5,658
	Clearway Energy Inc. Class C	168,476	5,022
	Otter Tail Corp.	46,642	3,917
	Northwest Natural Holding Co.	81,567	3,388
	H2O America	62,951	3,171

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
American States Water Co.	38,967	2,904
Chesapeake Utilities Corp.	20,298	2,508
MGE Energy Inc.	28,101	2,393
Clearway Energy Inc. Class A	70,059	1,975
Middlesex Water Co.	18,133	971
Unitil Corp.	20,063	942
		45,542
Total Common Stocks (Cost $1,364,968)		1,417,792
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund, 4.362% (Cost $20,510)	205,132	20,511
Total Investments (100.7%) (Cost $1,385,478)		1,438,303
Other Assets and Liabilities—Net (-0.7%)		(10,375)
Net Assets (100%)		1,427,928
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,543.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,274 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	24	2,844	103

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Mr. Cooper Group Inc.	8/31/2026	BANA	4,902	(4.337)	—	—
Signet Jewelers Ltd.	8/31/2026	BANA	1,585	(4.337)	—	—
WillScot Holdings Corp.	8/31/2026	BANA	703	(4.337)	—	—
					—	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $861 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,364,968)	1,417,792
Affiliated Issuers (Cost $20,510)	20,511
Total Investments in Securities	1,438,303
Investment in Vanguard	34
Cash Collateral Pledged—Futures Contracts	230
Receivables for Investment Securities Sold	5,663
Receivables for Accrued Income	1,645
Receivables for Capital Shares Issued	26
Unrealized Appreciation—Over-the-Counter Swap Contracts	—
Total Assets	1,445,901
Liabilities
Due to Custodian	328
Payables for Investment Securities Purchased	5,296
Collateral for Securities on Loan	12,274
Payables to Vanguard	60
Variation Margin Payable—Futures Contracts	15
Total Liabilities	17,973
Net Assets	1,427,928
1 Includes $11,543 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	1,842,101
Total Distributable Earnings (Loss)	(414,173)
Net Assets	1,427,928

ETF Shares—Net Assets
Applicable to 14,772,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,393,873
Net Asset Value Per Share—ETF Shares	$94.36

Institutional Shares—Net Assets
Applicable to 86,214 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,055
Net Asset Value Per Share—Institutional Shares	$395.00
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	22,516
Non-Cash Dividends	2,259
Interest[2]	153
Securities Lending—Net	296
Total Income	25,224
Expenses
The Vanguard Group—Note B
Investment Advisory Services	28
Management and Administrative—ETF Shares	1,323
Management and Administrative—Institutional Shares	11
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Institutional Shares	1
Custodian Fees	64
Auditing Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	107
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	1
Other Expenses	19
Total Expenses	1,647
Net Investment Income	23,577
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	83,069
Futures Contracts	54
Swap Contracts	2,069
Realized Net Gain (Loss)	85,192
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(47,479)
Futures Contracts	1
Swap Contracts	—
Change in Unrealized Appreciation (Depreciation)	(47,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,291
1	Dividends are net of foreign withholding taxes of $14.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $141, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $147,967 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,577	27,944
Realized Net Gain (Loss)	85,192	34,656
Change in Unrealized Appreciation (Depreciation)	(47,478)	124,072
Net Increase (Decrease) in Net Assets Resulting from Operations	61,291	186,672
Distributions
ETF Shares	(23,412)	(27,662)
Institutional Shares	(725)	(1,235)
Total Distributions	(24,137)	(28,897)
Capital Share Transactions
ETF Shares	(42,664)	(29,348)
Institutional Shares	(22,389)	(3,562)
Net Increase (Decrease) from Capital Share Transactions	(65,053)	(32,910)
Total Increase (Decrease)	(27,899)	124,865
Net Assets
Beginning of Period	1,455,827	1,330,962
End of Period	1,427,928	1,455,827
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$92.26	$82.73	$80.11	$88.82	$56.26
Investment Operations
Net Investment Income[2]	1.540	1.718	1.529	1.372	1.296
Net Realized and Unrealized Gain (Loss) on Investments	2.134	9.595	2.600	(8.648)	32.307
Total from Investment Operations	3.674	11.313	4.129	(7.276)	33.603
Distributions
Dividends from Net Investment Income	(1.574)	(1.783)	(1.509)	(1.434)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.574)	(1.783)	(1.509)	(1.434)	(1.043)
Net Asset Value, End of Period	$94.36	$92.26	$82.73	$80.11	$88.82
Total Return	4.07%	13.93%	5.29%	-8.28%	60.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,394	$1,400	$1,278	$1,250	$1,328
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.72%	2.05%	1.89%	1.59%	1.61%
Portfolio Turnover Rate[3]	47%	52%	45%	36%	30%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$386.22	$346.33	$335.40	$371.84	$235.47
Investment Operations
Net Investment Income[1]	6.954	7.424	6.654	5.824	5.457
Net Realized and Unrealized Gain (Loss) on Investments	8.676	40.170	10.833	(36.009)	135.457
Total from Investment Operations	15.630	47.594	17.487	(30.185)	140.914
Distributions
Dividends from Net Investment Income	(6.850)	(7.704)	(6.557)	(6.255)	(4.544)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(6.850)	(7.704)	(6.557)	(6.255)	(4.544)
Net Asset Value, End of Period	$395.00	$386.22	$346.33	$335.40	$371.84
Total Return	4.14%	14.00%	5.39%	-8.20%	60.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34	$56	$53	$53	$68
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.86%	2.12%	1.96%	1.61%	1.67%
Portfolio Turnover Rate[2]	47%	52%	45%	36%	30%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,417,792	—	—	1,417,792
Temporary Cash Investments	20,511	—	—	20,511
Total	1,438,303	—	—	1,438,303

Derivative Financial Instruments
Assets
Futures Contracts[1]	103	—	—	103
Swap Contracts	—	—	—	—
Total	103	—	—	103
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	150,463
Total Distributable Earnings (Loss)	(150,463)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,321
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	49,738
Capital Loss Carryforwards	(468,232)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(414,173)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	24,137	28,897
Long-Term Capital Gains	—	—
Total	24,137	28,897
*	Includes short-term capital gains, if any.

S&P Small-Cap 600 Value Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,388,565
Gross Unrealized Appreciation	215,908
Gross Unrealized Depreciation	(166,170)
Net Unrealized Appreciation (Depreciation)	49,738
E.  During the year ended August 31, 2025, the fund purchased $644,062,000 of investment securities and sold $664,190,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $463,854,000 and $506,304,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $358,709,000 and sales were $202,274,000, resulting in net realized loss of $1,447,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	526,522	5,715	521,966	6,177
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(569,186)	(6,120)	(551,314)	(6,450)
Net Increase (Decrease)—ETF Shares	(42,664)	(405)	(29,348)	(273)
Institutional Shares
Issued	3,582	10	10,759	32
Issued in Lieu of Cash Distributions	500	1	1,057	3
Redeemed	(26,471)	(69)	(15,378)	(43)
Net Increase (Decrease)—Institutional Shares	(22,389)	(58)	(3,562)	(8)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (2.7%)
*	Madison Square Garden Sports Corp.	19,955	3,948
*	Cargurus Inc. Class A	100,764	3,486
[1]	Cinemark Holdings Inc.	120,190	3,101
*	Lumen Technologies Inc.	622,960	3,096
	Cogent Communications Holdings Inc.	50,521	1,931
*	TripAdvisor Inc.	94,206	1,641
*	DoubleVerify Holdings Inc.	89,930	1,463
*	Yelp Inc. Class A	41,807	1,322
	John Wiley & Sons Inc. Class A	28,698	1,165
*	QuinStreet Inc.	67,809	1,063
	Uniti Group Inc.	82,812	522
*	Cars.com Inc.	30,309	395
*	Gogo Inc.	32,760	360
*	Thryv Holdings Inc.	18,111	233
*	TechTarget Inc.	14,565	86
			23,812
Consumer Discretionary (12.1%)
*	Stride Inc.	51,105	8,340
*	Brinker International Inc.	52,925	8,255
	Installed Building Products Inc.	27,129	7,103
*	Boot Barn Holdings Inc.	36,427	6,476
*	Adtalem Global Education Inc.	42,777	5,602
*	Frontdoor Inc.	87,615	5,323
*	Dorman Products Inc.	32,332	5,231
*	Shake Shack Inc. Class A	47,890	5,076
*	Cavco Industries Inc.	9,541	5,061
*	Champion Homes Inc.	62,740	4,734
	Kontoor Brands Inc.	59,538	4,599
	Group 1 Automotive Inc.	7,394	3,437
*	Etsy Inc.	60,840	3,225
*	Six Flags Entertainment Corp.	111,949	2,540
*	Green Brick Partners Inc.	36,087	2,520
*	M/I Homes Inc.	16,902	2,489
	Cheesecake Factory Inc.	35,807	2,201
	Patrick Industries Inc.	19,104	2,137
	Wolverine World Wide Inc.	65,616	2,096
*	Urban Outfitters Inc.	30,285	2,032
*	Tri Pointe Homes Inc.	55,057	1,945
	Steven Madden Ltd.	57,073	1,657
	Monarch Casino & Resort Inc.	15,171	1,583
	Phinia Inc.	24,171	1,414
*	Hanesbrands Inc.	223,162	1,408
	Acushnet Holdings Corp.	17,632	1,351
	Perdoceo Education Corp.	38,873	1,273
	Buckle Inc.	18,042	1,021
*	XPEL Inc.	27,010	1,004
*	Pursuit Attractions & Hospitality Inc.	25,568	954
*	Dream Finders Homes Inc. Class A	34,127	948
*	Dave & Buster's Entertainment Inc.	32,918	845
*	Sabre Corp.	461,737	826
*	Mister Car Wash Inc.	52,714	301
			105,007
Consumer Staples (2.6%)
	Cal-Maine Foods Inc.	51,388	5,943
*	Freshpet Inc.	58,076	3,242
*	Chefs' Warehouse Inc.	42,143	2,661
	Interparfums Inc.	21,419	2,462
	WD-40 Co.	9,838	2,125
*	Simply Good Foods Co.	50,348	1,442

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	J & J Snack Foods Corp.	10,192	1,137
	WK Kellogg Co.	49,033	1,124
	Energizer Holdings Inc.	32,853	905
*	National Beverage Corp.	14,491	609
	Tootsie Roll Industries Inc.	11,346	456
			22,106
Energy (4.3%)
	Archrock Inc.	210,517	5,212
	Core Natural Resources Inc.	59,564	4,423
	Magnolia Oil & Gas Corp. Class A	142,458	3,544
	Cactus Inc. Class A	81,513	3,420
*	Tidewater Inc.	54,196	3,263
	Northern Oil & Gas Inc.	116,963	3,060
*	Oceaneering International Inc.	119,773	2,923
	SM Energy Co.	68,142	1,946
	Kodiak Gas Services Inc.	47,074	1,685
	Helmerich & Payne Inc.	68,655	1,434
	International Seaways Inc.	27,457	1,247
	Liberty Energy Inc. Class A	106,056	1,193
[1]	Atlas Energy Solutions Inc.	86,841	1,017
*	Comstock Resources Inc.	55,139	889
	Kinetik Holdings Inc. Class A	20,637	863
*	Helix Energy Solutions Group Inc.	96,668	637
	Core Laboratories Inc.	26,794	308
	RPC Inc.	52,367	250
			37,314
Financials (15.4%)
	Piper Sandler Cos.	19,565	6,531
*	Axos Financial Inc.	63,764	5,816
	ServisFirst Bancshares Inc.	59,822	5,273
	PJT Partners Inc. Class A	29,089	5,207
*	Bancorp Inc.	55,615	4,240
	Virtu Financial Inc. Class A	96,153	4,031
*	Palomar Holdings Inc.	31,840	3,917
*	Enova International Inc.	30,203	3,664
*	NMI Holdings Inc. Class A	93,017	3,660
	Moelis & Co. Class A	45,046	3,248
	BancFirst Corp.	23,748	3,158
	Victory Capital Holdings Inc. Class A	44,270	3,156
*	StoneX Group Inc.	27,473	2,807
	StepStone Group Inc. Class A	44,785	2,779
	Ameris Bancorp	36,876	2,702
	First Bancorp	116,537	2,591
	Goosehead Insurance Inc. Class A	29,835	2,527
	Radian Group Inc.	71,975	2,510
	Mercury General Corp.	31,655	2,448
	BGC Group Inc. Class A	248,007	2,433
	Community Financial System Inc.	40,273	2,412
	Cohen & Steers Inc.	32,170	2,376
	Pathward Financial Inc.	28,050	2,229
	City Holding Co.	17,244	2,216
	Assured Guaranty Ltd.	26,910	2,212
	HA Sustainable Infrastructure Capital Inc.	77,753	2,196
*	Payoneer Global Inc.	310,047	2,155
	Cathay General Bancorp	41,738	2,083
	Fulton Financial Corp.	101,733	2,000
	Park National Corp.	11,451	1,967
	Artisan Partners Asset Management Inc. Class A	40,250	1,883
	WisdomTree Inc.	137,975	1,878
*	Trupanion Inc.	40,243	1,866
	HCI Group Inc.	11,082	1,847
	WSFS Financial Corp.	31,097	1,813
	EVERTEC Inc.	49,232	1,757
	PROG Holdings Inc.	48,047	1,693
	First Hawaiian Inc.	64,365	1,670
	Acadian Asset Management Inc.	31,965	1,629
	BankUnited Inc.	41,193	1,614
*	NCR Atleos Corp.	38,481	1,525
	Bank of Hawaii Corp.	21,762	1,482

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	First Financial Bancorp	53,574	1,419
	OFG Bancorp	31,551	1,412
	Banner Corp.	20,998	1,407
	Preferred Bank	13,759	1,299
	CVB Financial Corp.	63,235	1,273
	NBT Bancorp Inc.	27,411	1,213
	FB Financial Corp.	21,656	1,162
	Lakeland Financial Corp.	16,432	1,125
	First Commonwealth Financial Corp.	58,535	1,039
*	Triumph Financial Inc.	16,132	992
	S&T Bancorp Inc.	24,188	956
	Westamerica Bancorp	17,145	857
	National Bank Holdings Corp. Class A	20,410	800
*	Donnelley Financial Solutions Inc.	12,716	722
	Employers Holdings Inc.	14,885	644
	Central Pacific Financial Corp.	19,914	624
	Virtus Investment Partners Inc.	3,017	608
	AMERISAFE Inc.	10,200	471
	Tompkins Financial Corp.	5,981	420
	Enact Holdings Inc.	7,808	294
			133,938
Health Care (13.6%)
*	Corcept Therapeutics Inc.	112,373	7,835
*	Glaukos Corp.	68,035	6,519
*	Merit Medical Systems Inc.	70,367	6,371
*	RadNet Inc.	80,561	5,781
*	ADMA Biologics Inc.	284,247	4,906
*	TG Therapeutics Inc.	161,462	4,736
*	TransMedics Group Inc.	40,284	4,631
*	Integer Holdings Corp.	41,544	4,481
*	Krystal Biotech Inc.	30,279	4,472
*	Protagonist Therapeutics Inc.	73,799	4,358
*	ICU Medical Inc.	29,304	3,741
*	Alkermes plc	125,657	3,640
*	Inspire Medical Systems Inc.	35,117	3,290
*	CorVel Corp.	32,410	2,886
*	Veracyte Inc.	93,245	2,829
*	Catalyst Pharmaceuticals Inc.	136,515	2,811
*	ACADIA Pharmaceuticals Inc.	101,747	2,644
*	Prestige Consumer Healthcare Inc.	35,301	2,402
	LeMaitre Vascular Inc.	24,480	2,335
*	Vericel Corp.	59,941	2,179
*	Sarepta Therapeutics Inc.	117,013	2,130
*	Ligand Pharmaceuticals Inc.	12,635	2,043
*	Artivion Inc.	45,760	2,010
*	Privia Health Group Inc.	86,140	1,985
*	ANI Pharmaceuticals Inc.	20,258	1,894
*	UFP Technologies Inc.	8,717	1,832
*	Harmony Biosciences Holdings Inc.	45,809	1,690
*	Astrana Health Inc.	49,422	1,580
*	Addus HomeCare Corp.	13,402	1,544
*	Supernus Pharmaceuticals Inc.	33,999	1,534
*	Collegium Pharmaceutical Inc.	38,270	1,485
*	Arrowhead Pharmaceuticals Inc.	58,355	1,286
	Concentra Group Holdings Parent Inc.	53,184	1,266
*	BioLife Solutions Inc.	44,170	1,106
	National HealthCare Corp.	9,431	1,070
*	Progyny Inc.	44,396	1,051
*	Tandem Diabetes Care Inc.	79,305	992
*	STAAR Surgical Co.	33,601	919
	Phibro Animal Health Corp. Class A	24,251	899
*	Arcus Biosciences Inc.	80,684	854
*	Amphastar Pharmaceuticals Inc.	27,580	844
*	Azenta Inc.	26,708	816
*	Innoviva Inc.	36,175	739
	US Physical Therapy Inc.	8,863	735
*	Schrodinger Inc.	35,252	688
*	NeoGenomics Inc.	68,953	605
*	Dynavax Technologies Corp.	54,515	552

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	HealthStream Inc.	16,651	468
	Mesa Laboratories Inc.	4,335	294
*	Xencor Inc.	35,589	289
*	Simulations Plus Inc.	10,692	151
*,2	OmniAb Inc. 12.5 Earnout	7,390	—
*,2	OmniAb Inc. 15 Earnout	7,390	—
			118,198
Industrials (22.2%)
*	SPX Technologies Inc.	58,777	10,998
	Armstrong World Industries Inc.	51,706	10,122
*	Sterling Infrastructure Inc.	36,210	10,086
	Federal Signal Corp.	72,592	8,928
*	Dycom Industries Inc.	34,266	8,651
	Zurn Elkay Water Solutions Corp.	168,276	7,633
*	Kratos Defense & Security Solutions Inc.	114,932	7,567
	Moog Inc. Class A	33,685	6,597
	ESCO Technologies Inc.	30,747	6,177
*	SkyWest Inc.	48,182	5,849
	Granite Construction Inc.	52,077	5,611
	CSW Industrials Inc.	19,983	5,466
	Mueller Water Products Inc. Class A	186,548	4,917
*	Verra Mobility Corp. Class A	189,823	4,717
*	Gates Industrial Corp. plc	180,281	4,608
	Kadant Inc.	14,021	4,533
	AZZ Inc.	35,616	4,021
*	OPENLANE Inc.	127,856	3,698
	Arcosa Inc.	37,198	3,681
	Griffon Corp.	46,473	3,539
*	GEO Group Inc.	164,987	3,422
	Enpro Inc.	15,533	3,398
	JBT Marel Corp.	23,129	3,314
	WillScot Holdings Corp.	134,640	3,264
*	GMS Inc.	29,355	3,227
	Powell Industries Inc.	11,208	2,983
	Korn Ferry	38,125	2,827
	Franklin Electric Co. Inc.	28,480	2,787
	Trinity Industries Inc.	97,172	2,762
	Enerpac Tool Group Corp. Class A	64,396	2,726
	Brady Corp. Class A	33,359	2,605
	Rush Enterprises Inc. Class A	45,175	2,593
	Matson Inc.	24,876	2,588
*	Everus Construction Group Inc.	29,147	2,286
*	MYR Group Inc.	10,535	1,973
	Standex International Corp.	9,343	1,907
*	DXP Enterprises Inc.	15,136	1,890
	Interface Inc. Class A	69,785	1,865
	Greenbrier Cos. Inc.	37,373	1,743
	UniFirst Corp.	8,041	1,430
*	CoreCivic Inc.	68,883	1,397
*	RXO Inc.	79,803	1,303
	HNI Corp.	28,823	1,295
	Alamo Group Inc.	5,447	1,152
*	DNOW Inc.	71,645	1,146
	Albany International Corp. Class A	17,979	1,142
	Apogee Enterprises Inc.	25,686	1,129
	CSG Systems International Inc.	16,772	1,076
	Pitney Bowes Inc.	88,244	1,069
	Lindsay Corp.	5,822	799
*	Vicor Corp.	15,398	787
*	Liquidity Services Inc.	27,136	722
	Heidrick & Struggles International Inc.	13,258	674
*	Forward Air Corp.	9,747	293
			192,973
Information Technology (13.7%)
	InterDigital Inc.	30,882	8,391
*	Itron Inc.	54,279	6,673
	Badger Meter Inc.	35,068	6,415
*	ACI Worldwide Inc.	124,899	6,164
*	SiTime Corp.	24,869	6,010

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Semtech Corp.	103,137	5,991
*	Box Inc. Class A	172,420	5,626
*	Impinj Inc.	27,952	5,240
*	MARA Holdings Inc.	319,021	5,098
*	SPS Commerce Inc.	45,217	4,987
*	OSI Systems Inc.	18,590	4,277
	Clear Secure Inc. Class A	109,856	3,989
*	Sanmina Corp.	30,555	3,591
*	BlackLine Inc.	61,587	3,348
	Advanced Energy Industries Inc.	21,969	3,288
*	Cleanspark Inc.	331,159	3,136
*	Plexus Corp.	21,933	3,005
*	Agilysys Inc.	26,729	2,917
*	TTM Technologies Inc.	62,923	2,804
*	DigitalOcean Holdings Inc.	74,788	2,440
*	Progress Software Corp.	51,229	2,371
*	Alarm.com Holdings Inc.	35,535	2,083
*	Axcelis Technologies Inc.	22,571	1,807
*	Calix Inc.	27,475	1,633
*	Extreme Networks Inc.	76,107	1,627
*	Viavi Solutions Inc.	114,293	1,289
*	Arlo Technologies Inc.	70,175	1,222
*	FormFactor Inc.	41,297	1,205
*	LiveRamp Holdings Inc.	40,715	1,137
	ePlus Inc.	14,740	1,067
	Benchmark Electronics Inc.	24,067	977
	A10 Networks Inc.	51,494	912
	CTS Corp.	21,320	906
*	Digi International Inc.	26,039	904
*	Teradata Corp.	39,839	836
*	PDF Solutions Inc.	37,281	762
*	Photronics Inc.	31,786	721
	Adeia Inc.	47,798	719
*,1	SolarEdge Technologies Inc.	21,090	713
*	Harmonic Inc.	68,676	661
*	Sprinklr Inc. Class A	51,936	449
*	Grid Dynamics Holdings Inc.	49,165	408
*	Alpha & Omega Semiconductor Ltd.	13,947	401
*	CEVA Inc.	13,668	304
*	N-able Inc.	37,636	303
			118,807
Materials (4.0%)
	Balchem Corp.	38,835	6,295
*	MP Materials Corp.	69,786	4,965
	Warrior Met Coal Inc.	62,579	3,826
	Hawkins Inc.	22,537	3,771
	Element Solutions Inc.	122,193	3,143
	Sensient Technologies Corp.	26,793	3,040
	Sealed Air Corp.	68,284	2,217
	Sylvamo Corp.	40,729	1,879
*	Century Aluminum Co.	62,211	1,389
	Innospec Inc.	14,859	1,301
*	Ingevity Corp.	22,143	1,293
*	Alpha Metallurgical Resources Inc.	8,225	1,227
			34,346
Real Estate (8.1%)
	Essential Properties Realty Trust Inc.	235,167	7,365
	Ryman Hospitality Properties Inc.	71,440	7,057
	CareTrust REIT Inc.	123,503	4,250
	Macerich Co.	198,538	3,653
	Terreno Realty Corp.	60,281	3,482
	SL Green Realty Corp.	59,189	3,367
	Tanger Inc.	90,283	3,086
	Outfront Media Inc.	165,109	3,084
	Curbline Properties Corp.	112,746	2,540
	Highwoods Properties Inc.	78,303	2,469
	Phillips Edison & Co. Inc.	65,695	2,312
	St. Joe Co.	45,059	2,274
	Sunstone Hotel Investors Inc.	236,770	2,245

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Acadia Realty Trust	107,590	2,153
DiamondRock Hospitality Co.	245,643	2,103
Douglas Emmett Inc.	115,634	1,874
Urban Edge Properties	89,834	1,859
Apple Hospitality REIT Inc.	129,087	1,686
Four Corners Property Trust Inc.	64,599	1,672
Xenia Hotels & Resorts Inc.	117,521	1,661
Innovative Industrial Properties Inc.	22,679	1,285
Elme Communities	61,930	1,058
LTC Properties Inc.	25,703	938
NexPoint Residential Trust Inc.	26,192	904
Pebblebrook Hotel Trust	70,655	787
Getty Realty Corp.	26,115	747
American Assets Trust Inc.	33,169	693
Centerspace	11,158	664
Veris Residential Inc.	41,535	653
Kennedy-Wilson Holdings Inc.	52,393	461
Armada Hoffler Properties Inc.	61,079	445
Whitestone REIT	26,664	351
Summit Hotel Properties Inc.	63,756	349
Universal Health Realty Income Trust	7,583	308
Saul Centers Inc.	7,641	261
		70,096
Utilities (1.0%)
MGE Energy Inc.	26,973	2,297
Chesapeake Utilities Corp.	15,831	1,956
Otter Tail Corp.	22,452	1,886
American States Water Co.	22,926	1,709
Middlesex Water Co.	10,668	571
Unitil Corp.	7,546	354
		8,773
Total Common Stocks (Cost $748,536)		865,370
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4] Vanguard Market Liquidity Fund, 4.362% (Cost $3,414)	34,148	3,414
Total Investments (100.1%) (Cost $751,950)		868,784
Other Assets and Liabilities—Net (-0.1%)		(1,029)
Net Assets (100%)		867,755
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,689.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,719 was received for securities on loan.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	5	592	15

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/2026	GSI	1,567	(4.337)	29	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $748,536)	865,370
Affiliated Issuers (Cost $3,414)	3,414
Total Investments in Securities	868,784
Investment in Vanguard	21
Cash Collateral Pledged—Futures Contracts	30
Receivables for Investment Securities Sold	3,069
Receivables for Accrued Income	584
Receivables for Capital Shares Issued	3
Unrealized Appreciation—Over-the-Counter Swap Contracts	29
Total Assets	872,520
Liabilities
Payables for Investment Securities Purchased	3,007
Collateral for Securities on Loan	1,719
Payables to Vanguard	37
Variation Margin Payable—Futures Contracts	2
Total Liabilities	4,765
Net Assets	867,755
1 Includes $1,689 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	975,526
Total Distributable Earnings (Loss)	(107,771)
Net Assets	867,755

ETF Shares—Net Assets
Applicable to 7,160,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	867,755
Net Asset Value Per Share—ETF Shares	$121.19
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	8,971
Non-Cash Dividends	1,399
Interest[2]	87
Securities Lending—Net	23
Total Income	10,480
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative	892
Marketing and Distribution	43
Custodian Fees	19
Auditing Fees	27
Shareholders’ Reports and Proxy Fees	101
Trustees’ Fees and Expenses	1
Other Expenses	17
Total Expenses	1,119
Net Investment Income	9,361
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	45,638
Futures Contracts	50
Swap Contracts	(172)
Realized Net Gain (Loss)	45,516
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(43,335)
Futures Contracts	(54)
Swap Contracts	29
Change in Unrealized Appreciation (Depreciation)	(43,360)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,517
1	Dividends are net of foreign withholding taxes of $24.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $80, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $76,450 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,361	8,829
Realized Net Gain (Loss)	45,516	23,971
Change in Unrealized Appreciation (Depreciation)	(43,360)	110,060
Net Increase (Decrease) in Net Assets Resulting from Operations	11,517	142,860
Distributions
Total Distributions	(9,738)	(8,534)
Capital Share Transactions
Issued	177,594	359,252
Issued in Lieu of Cash Distributions	—	—
Redeemed	(292,364)	(105,598)
Net Increase (Decrease) from Capital Share Transactions	(114,770)	253,654
Total Increase (Decrease)	(112,991)	387,980
Net Assets
Beginning of Period	980,746	592,766
End of Period	867,755	980,746
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$119.31	$100.47	$96.69	$116.59	$79.48
Investment Operations
Net Investment Income[2]	1.193	1.268	1.292	.927	.813
Net Realized and Unrealized Gain (Loss) on Investments	1.913	18.844	3.709	(19.803)	36.946
Total from Investment Operations	3.106	20.112	5.001	(18.876)	37.759
Distributions
Dividends from Net Investment Income	(1.226)	(1.272)	(1.221)	(1.024)	(.649)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.226)	(1.272)	(1.221)	(1.024)	(.649)
Net Asset Value, End of Period	$121.19	$119.31	$100.47	$96.69	$116.59
Total Return	2.66%	20.20%	5.28%	-16.27%	47.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$868	$981	$593	$493	$565
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.19%	1.35%	0.87%	0.79%
Portfolio Turnover Rate[3]	48%	44%	45%	42%	35%
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $21,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	865,370	—	—	865,370
Temporary Cash Investments	3,414	—	—	3,414
Total	868,784	—	—	868,784

Derivative Financial Instruments
Assets
Futures Contracts[1]	15	—	—	15
Swap Contracts	—	29	—	29
Total	15	29	—	44
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	76,432
Total Distributable Earnings (Loss)	(76,432)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,264
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	116,329
Capital Loss Carryforwards	(225,364)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(107,771)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	9,738	8,534
Long-Term Capital Gains	—	—
Total	9,738	8,534
*	Includes short-term capital gains, if any.

S&P Small-Cap 600 Growth Index Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	752,455
Gross Unrealized Appreciation	183,108
Gross Unrealized Depreciation	(66,779)
Net Unrealized Appreciation (Depreciation)	116,329
E.  During the year ended August 31, 2025, the fund purchased $446,256,000 of investment securities and sold $431,633,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $155,832,000 and $284,338,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $181,868,000 and sales were $273,142,000, resulting in net realized loss of $27,377,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
ETF Shares
Issued	1,500	3,310
Issued in Lieu of Cash Distributions	—	—
Redeemed	(2,560)	(990)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	(1,060)	2,320
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction for corporate shareholders.
Fund	Percentage
S&P Small-Cap 600 Index Fund	74.5%
S&P Small-Cap 600 Value Index Fund	83.0
S&P Small-Cap 600 Growth Index Fund	77.0
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P Small-Cap 600 Index Fund	57,792
S&P Small-Cap 600 Value Index Fund	21,468
S&P Small-Cap 600 Growth Index Fund	8,532
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
S&P Small-Cap 600 Index Fund	103
S&P Small-Cap 600 Value Index Fund	77
S&P Small-Cap 600 Growth Index Fund	42
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
S&P Small-Cap 600 Index Fund	12,710
S&P Small-Cap 600 Value Index Fund	4,631
S&P Small-Cap 600 Growth Index Fund	1,117

Q18450 102025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number  333-177613), Incorporated by Reference.